UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 29, 2008

                   Date of reporting period: November 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET TODAY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $    58,853,633
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                         16,459,537
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                              52,457,367

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $123,342,449)                                                  127,770,537
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $123,342,449)*                                               99.99%                                          $   127,770,537

OTHER ASSETS AND LIABILITIES, NET                                   0.01                                                     7,566
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   127,778,103
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STA TEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2010 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.85%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $   296,294,921
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                         99,379,502
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                              16,549,000

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $392,796,900)                                                  412,223,423
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $392,796,900)*                                               99.85%                                          $   412,223,423

OTHER ASSETS AND LIABILITIES, NET                                   0.15                                                   609,083
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   412,832,506
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2015 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.96%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $     6,226,940
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          4,485,559
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                 453,692

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $11,088,238)                                                    11,166,191
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,088,238)*                                                99.96%                                          $    11,166,191

OTHER ASSETS AND LIABILITIES, NET                                   0.04                                                     4,084
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    11,170,275
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2020 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.95%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $   315,903,608
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                        408,130,926
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                              30,994,849

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $706,511,401)                                                  755,029,383
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $706,511,401) *                                              99.95%                                          $   755,029,383

OTHER ASSETS AND LIABILITIES, NET                                   0.05                                                   406,247
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   755,435,630
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2025 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.92%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $     3,078,768
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          7,086,688
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                 438,109

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $10,645,751)                                                    10,603,565
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $10,645,751)*                                                99.92%                                          $    10,603,565

OTHER ASSETS AND LIABILITIES, NET                                   0.08                                                     8,503
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    10,612,068
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    TARGET 2030 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $    97,721,069
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                        413,863,766
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                              22,295,106

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $496,501,950)                                                  533,879,941
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $496,501,950)*                                              100.01%                                          $   533,879,941

OTHER ASSETS AND LIABILITIES, NET                                  (0.01)                                                  (27,808)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   533,852,133
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2035 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.93%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $       718,501
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          5,826,270
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                 286,890

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $6,901,958)                                                      6,831,661
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,901,958)*                                                 99.93%                                          $     6,831,661

OTHER ASSETS AND LIABILITIES, NET                                   0.07                                                     4,826
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $     6,836,487
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2040 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $    27,893,380
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                        373,969,403
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                              17,667,338

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $377,129,116)                                                  419,530,121
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $377,129,116)*                                              100.04%                                          $   419,530,121

OTHER ASSETS AND LIABILITIES, NET                                  (0.04)                                                 (169,827)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   419,360,294
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2045 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.29%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $       140,711
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          1,999,594
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                  93,751


TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,231,302)                                                      2,234,056
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,231,302)*                                                 99.29%                                          $     2,234,056

OTHER ASSETS AND LIABILITIES, NET                                   0.71                                                    15,879
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $     2,249,935
                                                                  ------                                           ---------------


* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2050 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.84%
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $       432,326
         N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          6,119,850
         N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                 288,119

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $6,836,196)                                                      6,840,295
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,836,196)*                                                 98.84%                                          $     6,840,295

OTHER ASSETS AND LIABILITIES, NET                                   1.16                                                    80,505
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $     6,920,800
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Effective on June 26, 2006, the Funds record their proportionate share of the applicable Master Portfolio's income, expenses, and realized and unrealized gains and losses daily.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.23%

AFFILIATED BOND FUNDS: 58.45%
     220,116  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     $     2,320,019
     273,588  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                                 2,322,763
     173,209  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                         1,548,485

                                                                                                                         6,191,267
                                                                                                                   ---------------

AFFILIATED STOCK FUNDS: 39.78%
      50,926  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                                  1,054,682
      47,804  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                    1,051,695
      21,276  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                                 525,941
      38,278  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                          530,149
      59,476  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                      1,052,124

                                                                                                                         4,214,591
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $10,401,148)                                                                           10,405,858
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 4.85%
     513,902  WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~                                                                   513,902
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $513,902)                                                                               513,902
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,915,050)*                                               103.08%                                          $    10,919,760

OTHER ASSETS AND LIABILITIES, NET                                  (3.08)                                                 (326,705)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    10,593,055
                                                                  ------                                           ---------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.96%

AFFILIATED BOND FUNDS: 39.22%
     495,353  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     $     5,221,023
     607,666  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                                 5,159,086
     383,395  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                         3,427,552

                                                                                                                        13,807,661
                                                                                                                   ---------------

AFFILIATED STOCK FUNDS: 59.74%
     253,992  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                                  5,260,182
     237,813  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                    5,231,883
     107,184  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                               2,649,592
     188,818  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                        2,615,127
     298,011  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                      5,271,818

                                                                                                                        21,028,602
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $32,865,401)                                                                           34,836,263
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 0.01%
       3,299  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                      3,299
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,299)                                                                                   3,299
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $32,868,700)*                                                98.97%                                          $    34,839,562

OTHER ASSETS AND LIABILITIES, NET                                   1.03                                                   364,059
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    35,203,621
                                                                  ------                                           ---------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 99.13%

AFFILIATED BOND FUNDS: 20.00%
     224,254  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     $     2,363,632
     276,015  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                                 2,343,368
     174,360  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                         1,558,780

                                                                                                                         6,265,780
                                                                                                                   ---------------
AFFILIATED STOCK FUNDS: 79.13%
     302,741  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                                  6,269,775
     280,787  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                    6,177,318
     125,123  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                               3,093,031
     226,353  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                        3,134,982
     345,451  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                      6,111,029

                                                                                                                        24,786,135
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $28,386,616)                                                                           31,051,915
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 0.08%
      24,804  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                     24,804
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,804)                                                                                 24,804
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,411,420)*                                                99.21%                                          $    31,076,719

OTHER ASSETS AND LIABILITIES, NET                                   0.79                                                   247,208
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    31,323,927
                                                                  ------                                           ---------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LIFE STAGE PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

      Dividend income and realized gain distributions from the underlying Funds are recognized on the ex-dividend date.

      Realized gain distributions from underlying Funds are treated as realized gains.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 95.81%

US TREASURY BILLS: 95.81%
$ 400,000,000  US TREASURY BILL^                                                        4.42%        12/06/2007    $   399,854,167
   50,000,000  US TREASURY BILL^                                                        4.83         12/06/2007         49,980,354
   50,000,000  US TREASURY BILL^                                                        4.91         12/06/2007         49,980,021
  216,688,000  US TREASURY BILL^                                                        3.76         12/13/2007        216,464,089
  146,020,000  US TREASURY BILL^                                                        3.92         12/13/2007        145,862,623
   50,000,000  US TREASURY BILL^                                                        4.89         12/13/2007         49,933,750
   50,000,000  US TREASURY BILL^                                                        3.46         12/20/2007         49,918,542
  142,913,000  US TREASURY BILL^                                                        4.02         12/20/2007        142,644,740
   35,652,000  US TREASURY BILL^                                                        4.82         12/20/2007         35,572,788
   27,070,000  US TREASURY BILL^                                                        4.86         12/20/2007         27,009,344
   50,000,000  US TREASURY BILL^                                                        3.54         12/27/2007         49,882,333
   10,825,000  US TREASURY BILL^                                                        3.69         12/27/2007         10,798,731
    2,665,000  US TREASURY BILL^                                                        3.69         12/27/2007          2,658,497
  200,000,000  US TREASURY BILL^                                                        3.89         12/27/2007        199,486,667
  250,000,000  US TREASURY BILL^                                                        3.90         01/03/2008        249,169,028
   75,000,000  US TREASURY BILL^                                                        4.93         01/03/2008         74,689,677
  200,000,000  US TREASURY BILL^                                                        3.98         01/10/2008        199,169,278
   75,000,000  US TREASURY BILL^                                                        3.01         01/17/2008         74,718,750
  200,000,000  US TREASURY BILL^                                                        4.24         01/17/2008        198,952,500
   50,000,000  US TREASURY BILL^                                                        4.99         01/17/2008         49,695,938
   11,370,000  US TREASURY BILL^                                                        2.97         01/24/2008         11,321,551
  100,000,000  US TREASURY BILL^                                                        3.17         01/24/2008         99,545,000
  250,000,000  US TREASURY BILL^                                                        3.95         01/24/2008        248,588,055
   50,000,000  US TREASURY BILL^                                                        2.97         01/31/2008         49,758,264
    2,325,000  US TREASURY BILL^                                                        3.32         01/31/2008          2,312,426
  400,000,000  US TREASURY BILL^                                                        3.98         01/31/2008        397,417,111
  150,000,000  US TREASURY BILL^                                                        2.99         02/07/2008        149,183,250
  300,000,000  US TREASURY BILL^                                                        3.56         02/07/2008        298,061,250
   50,000,000  US TREASURY BILL^                                                        3.67         02/07/2008         49,666,792
  150,000,000  US TREASURY BILL^                                                        3.34         02/14/2008        148,993,208
  300,000,000  US TREASURY BILL^                                                        3.44         02/14/2008        297,925,583
  150,000,000  US TREASURY BILL^                                                        3.44         02/21/2008        148,861,667
  200,000,000  US TREASURY BILL^                                                        3.48         02/21/2008        198,466,667
   50,000,000  US TREASURY BILL^                                                        3.77         02/21/2008         49,588,889
  225,000,000  US TREASURY BILL^                                                        3.22         02/28/2008        223,265,437
  175,000,000  US TREASURY BILL^                                                        3.23         02/28/2008        173,646,667
   50,000,000  US TREASURY BILL^                                                        4.09         04/03/2008         49,320,528
  100,000,000  US TREASURY BILL^                                                        3.82         05/08/2008         98,367,854
   50,000,000  US TREASURY BILL^                                                        3.53         05/22/2008         49,175,875
   50,000,000  US TREASURY BILL^                                                        3.60         05/22/2008         49,160,437
   50,000,000  US TREASURY BILL^                                                        3.41         05/29/2008         49,170,569

                                                                                                                     5,118,238,897
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $5,118,238,897)                                                                   5,118,238,897
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,118,238,897)*                                             95.81%                                          $ 5,118,238,897

OTHER ASSETS AND LIABILITIES, NET                                   4.19                                               224,065,017
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 5,342,303,914
                                                                  ------                                           ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 93.48%

CALIFORNIA: 86.86%
$ 49,960,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              CHARLESTON PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
              LOC)SS.+/-                                                                3.49%        06/01/2037    $    49,960,000
   1,230,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
              JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.52         09/01/2036          1,230,000
  11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-                 3.59         07/15/2035         11,200,000
   6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA
              INSURED)SS.+/-                                                            3.59         09/15/2032          6,965,000
   8,970,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-                    3.61         03/15/2037          8,970,000
  16,785,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
              LASALLE NATIONAL BANK NA LOC)SS.+/-                                       3.49         06/01/2037         16,785,000
  17,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (OTHER REVENUE LOC,
              FGIC INSURED)SS.+/-++                                                     3.64         05/07/2008         17,000,000
   5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-(I)                                           3.60         05/01/2013          5,000,000
   5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-50 (SEWER REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.60         12/01/2012          5,000,000
   8,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.60         08/01/2013          8,500,000
  15,700,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE,
              MBIA INSURED)SS.+/-                                                       3.60         11/01/2027         15,700,000
   2,200,000  ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING PROJECT
              SERIES A (IDR, COMERICA BANK LOC)SS.+/-                                   3.64         04/01/2034          2,200,000
   2,205,000  ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED PROJECT (IDR,
              COMERICA BANK LOC)SS.+/-                                                  3.64         12/01/2033          2,205,000
   7,625,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                          3.76         08/01/2026          7,625,000
  12,600,000  ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR,
              FHLMC INSURED)SS.+/-                                                      3.61         07/01/2033         12,600,000
   6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
              (MFHR LOC, FNMA INSURED)SS.+/-                                            3.61         07/15/2033          6,000,000
   8,160,000  ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA
              INSURED)SS.+/-                                                            3.68         09/01/2024          8,160,000
   2,450,000  APPLE VALLEY CA USD SERIES 524 (PROPERTY TAX REVENUE LOC)SS.+/-           3.60         08/01/2012          2,450,000
  12,500,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.54         09/01/2035         12,500,000
  17,650,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
              PROJECT SERIES A (IDR LOC)SS.+/-                                          3.63         12/01/2028         17,650,000
  10,280,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.45         09/01/2025         10,280,000
  16,350,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.45         09/01/2025         16,350,000
  25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
              CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                     3.65         10/01/2020         25,040,000
  30,775,000  CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO STATES,
              TERRITORIES)                                                              4.50         06/30/2008         30,921,477
  41,750,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE
              OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
              INSTITUTION)SS.+/-                                                        3.45         10/01/2036         41,750,000
   9,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
              UNIVERSITY
              (OTHER REVENUE)SS.+/-                                                     3.50         11/01/2042          9,500,000
   5,300,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE
              SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)
              SS.+/-                                                                    3.47         04/01/2045          5,300,000
   5,000,000  CALIFORNIA HFA HOME MORTGAGE SERIES D (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.63         08/01/2033          5,000,000
  12,480,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
              LOC)SS.+/-                                                                3.60         02/01/2037         12,480,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$ 14,200,000  CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.51%        08/01/2031    $    14,200,000
  74,285,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
              REVENUE)SS.+/-                                                            3.60         02/01/2038         74,285,000
   4,300,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
              LOC)SS.+/-                                                                3.63         02/01/2017          4,300,000
  12,170,000  CALIFORNIA HFFA EAGLE 20070147 CLASS A (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.64         11/15/2042         12,170,000
  15,700,000  CALIFORNIA HFFA REVENUE SERIES B (HFFA REVENUE LOC, MBIA
              INSURED)SS.+/-                                                            3.45         09/01/2028         15,700,000
   1,665,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
              HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
              COMERICA BANK CA LOC)SS.+/-                                               3.68         09/01/2024          1,665,000
   3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
              PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
              SS.+/-                                                                    3.50         10/01/2025          3,000,000
   3,500,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                      3.45         11/01/2026          3,500,000
  10,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)SS.+/-         3.65         09/01/2017         10,000,000
   6,100,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK ONE
              CHICAGO NA LOC)SS.+/-                                                     3.45         11/01/2026          6,100,000
  25,600,000  CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR LOC)SS.+/-        3.68         11/01/2026         25,600,000
   8,780,000  CALIFORNIA PCFA SERIES B (IDR, FGIC INSURED)SS.+/-                        3.67         06/01/2020          8,780,000
   2,000,000  CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)SS.+/-                             3.63         11/01/2017          2,000,000
  38,500,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
              REVENUE)                                                                  4.25         07/01/2008         38,634,792
  44,590,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.47         07/01/2035         44,590,000
  61,100,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.47         07/01/2033         61,100,000
  62,400,000  CALIFORNIA STATE (OTHER REVENUE)                                          4.00         06/30/2008         62,621,468
  24,000,000  CALIFORNIA STATE (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)SS.+/-                                                            3.64         10/01/2030         24,000,000
   8,860,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-            3.64         08/01/2021          8,860,000
  12,550,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-            3.64         11/01/2037         12,550,000
   5,265,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-               3.68         03/01/2024          5,265,000
  60,880,000  CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.65         08/01/2025         60,880,000
  37,160,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
              REVENUE)SS.+/-                                                            3.43         05/01/2022         37,160,000
  35,530,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          3.46         05/01/2022         35,530,000
   8,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
              REVENUE, JPMORGAN LOC)SS.+/-                                              3.55         05/01/2022          8,000,000
   8,925,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
              KBC BANK NV LOC)SS.+/-                                                    3.50         05/01/2022          8,925,000
  40,700,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER REVENUE,
              BANK OF NEW YORK LOC)SS.+/-                                               3.43         05/01/2021         40,700,000
  14,520,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)
              SS.+/-                                                                    3.45         05/01/2011         14,520,000
  31,650,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER REVENUE)
              SS.+/-                                                                    3.45         05/01/2018         31,650,000
  45,190,000  CALIFORNIA STATE DWR SERIES C7 (WATER REVENUE LOC, FSA
              INSURED)SS.+/-                                                            3.45         05/01/2022         45,190,000
  15,535,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
              DEVELOPMENT REVENUE LOC)SS.+/-                                            3.60         01/01/2012         15,535,000
  12,000,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.45         07/01/2023         12,000,000
  29,300,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.48         07/01/2023         29,300,000
  14,570,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
              (OTHER REVENUE LOC)SS.+/-                                                 3.47         06/01/2013         14,570,000
   6,555,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)SS.+/-                                                       3.68         11/01/2023          6,555,000
  15,705,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.60         12/01/2019         15,705,000
   4,840,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
              UNIVERSITY REVENUE LOC)SS.+/-                                             3.60         11/01/2012          4,840,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  9,540,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
              REVENUE, FGIC INSURED)SS.+/-                                              3.67%        07/01/2014    $     9,540,000
   5,870,000  CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.60         11/01/2026          5,870,000
   2,980,000  CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE, MBIA
              INSURED)SS.+/-                                                            3.60         11/01/2013          2,980,000
   3,000,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE)SS.+/-              3.50         05/01/2040          3,000,000
  52,100,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
              AMERICA LOC)SS.+/-                                                        3.47         05/01/2040         52,100,000
   9,760,000  CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE NATIONALE
              PARIS LOC)SS.+/-                                                          3.45         05/01/2033          9,760,000
   4,075,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.65         12/01/2029          4,075,000
   4,225,000  CALIFORNIA STATE SERIES D05 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.65         12/01/2027          4,225,000
   7,450,000  CALIFORNIA STATEWIDE CDA (HCFR, CITIBANK NA LOC)SS.+/-                    3.64         04/01/2031          7,450,000
   5,900,000  CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES Y
              (MFHR, FHLMC INSURED)SS.+/-                                               3.61         02/01/2039          5,900,000
   2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
              INSURED)SS.+/-                                                            3.65         07/01/2027          2,155,000
   6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)SS.+/-        3.61         07/01/2027          6,270,000
  12,990,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.53         04/01/2039         12,990,000
   9,450,000  CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS (MFHR,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.61         12/15/2037          9,450,000
   2,025,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                              3.61         12/15/2034          2,025,000
   8,500,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
              CITIBANK NA LOC)SS.+/-                                                    3.61         07/01/2038          8,500,000
  11,337,000  CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
              (MFHR, FNMA INSURED)SS.+/-                                                3.61         02/01/2033         11,337,000
   5,580,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
              BANK NA LOC)SS.+/-                                                        3.62         11/01/2031          5,580,000
  18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                               3.47         12/01/2036         18,110,000
   5,500,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
              FNMA INSURED (HOUSING REVENUE LOC)SS.+/-                                  3.63         11/15/2036          5,500,000
  10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
              LOC)SS.+/-                                                                3.61         06/15/2038         10,000,000
  10,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                  3.73         01/20/2031         10,090,000
  10,900,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES
              M (MFHR LOC, FHLMC INSURED)SS.+/-                                         3.61         12/01/2034         10,900,000
   2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
              (HOUSING REVENUE LOC)SS.+/-                                               3.70         12/01/2011          2,900,000
   3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
              (MFHR LOC, FNMA INSURED)SS.+/-                                            3.61         10/15/2030          3,985,000
   3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
              LOC)SS.+/-                                                                3.61         04/15/2035          3,200,000
  14,340,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR,
              FNMA INSURED)SS.+/-                                                       3.61         08/01/2031         14,340,000
   8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
              FNMA INSURED)SS.+/-                                                       3.61         10/15/2030          8,640,000
  11,200,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR,
              FNMA INSURED)SS.+/-                                                       3.61         08/15/2034         11,200,000
  27,100,000  CALIFORNIA STATEWIDE CDA REVENUESS.+/-                                    3.64         07/01/2044         27,100,000
   5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
              (MFHR, FNMA INSURED)SS.+/-                                                3.61         05/15/2037          5,265,000
   5,665,000  CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A
              (MFHR, FNMA INSURED)SS.+/-                                                3.61         05/01/2027          5,665,000
  10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
              UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                     3.53         10/01/2045         10,000,000
   3,620,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR,
              FNMA INSURED)SS.+/-                                                       3.61         11/15/2039          3,620,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.63%        11/15/2035    $     4,375,000
  15,150,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
              REVENUE, BANK OF NEW YORK LOC)SS.+/-                                      3.56         06/01/2039         15,150,000
  17,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
              FNMA INSURED)SS.+/-                                                       3.61         10/15/2026         17,065,000
   3,260,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
              INCREMENTAL REVENUE LOC)SS.+/-                                            3.64         10/01/2019          3,260,000
   5,175,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY (UTILITIES REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.76         11/01/2022          5,175,000
   2,100,000  CONCORD CA MFHR (OTHER REVENUE LOC)SS.+/-                                 3.53         12/01/2016          2,100,000
   8,600,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
              FHLMC INSURED)SS.+/-                                                      3.61         07/01/2036          8,600,000
  15,550,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES SERIES
              A (HOUSING REVENUE LOC)SS.+/-                                             3.63         12/01/2015         15,550,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)SS.+/-                   3.58         10/15/2033          2,000,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
              (MFHR LOC, FNMA INSURED)SS.+/-                                            3.46         11/15/2022          2,000,000
   4,500,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                         3.76         03/01/2011          4,500,000
  11,000,000  CORONA CA HOUSEHOLD BANK PROJECT BSS.+/-                                  3.49         02/01/2023         11,000,000
   7,700,000  DUBLIN CA HOUSING AUTHORITY PARK SIERRA SERIES A (OTHER REVENUE,
              KBC BANK NV LOC)SS.+/-                                                    3.61         06/01/2028          7,700,000
   4,885,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.64         08/01/2036          4,885,000
  18,350,000  ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                   3.64         09/01/2036         18,350,000
   1,600,000  FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)SS.+/-                     3.55         08/01/2022          1,600,000
   9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.61         08/15/2026          9,800,000
  18,925,000  GOLDEN STATE TOBACCO SECURIZATION CORPORATION PUTTER SERIES 2134
              (OTHER REVENUE, FGIC INSURED)SS.+/-                                       3.68         06/01/2013         18,925,000
   2,540,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.76         09/01/2025          2,540,000
   5,690,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (PROPERTY TAX REVENUE,
              FGIC INSURED)SS.+/-                                                       3.70         09/01/2024          5,690,000
   4,125,000  HAWTHORNE CA (SPECIAL TAX REVENUE, CITIBANK NA LOC)SS.+/-                 3.64         09/01/2036          4,125,000
   7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                 3.46         06/15/2025          7,400,000
   4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94
              (MFHR LOC, FGIC INSURED)SS.+/-                                            3.53         07/15/2014          4,000,000
   6,450,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE LOC, US BANK NA INSURED)SS.+/-                           3.62         08/01/2032          6,450,000
   1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
              INSURED)SS.+/-                                                            3.45         01/01/2025          1,000,000
   6,225,000  HUNTINGTON PARK CA PFA REVENUE (LEASE REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.76         09/01/2022          6,225,000
  13,140,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
              SERIES A (MFHR, FNMA INSURED)SS.+/-                                       3.47         02/15/2031         13,140,000
   5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                              3.45         12/01/2026          5,500,000
   4,655,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-             3.63         05/15/2017          4,655,000
  16,855,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              3.68         05/01/2030         16,855,000
   2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE
              LOC)SS.+/-                                                                3.68         05/15/2025          2,560,000
   2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
              LOC)SS.+/-                                                                3.68         05/15/2019          2,800,000
   2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
              FGIC INSURED)SS.+/-                                                       3.71         05/15/2020          2,135,000
   5,050,000  LOS ALTOS CA SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.76         08/01/2020          5,050,000
   7,265,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR SECOND &
              CENTRAL APARTMENTS PROJECT (HOUSING REVENUE LOC)SS.+/-                    3.58         12/01/2038          7,265,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
              AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS
              LOC)SS.+/-                                                                3.50%        05/15/2020    $     2,000,000
  34,715,000  LOS ANGELES CA DEPARTMENT OF WATER & POWERSS.+/-                          3.64         07/01/2039         34,715,000
   9,250,000  LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED)SS.+/-          3.65         07/01/2035          9,250,000
   2,220,000  LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS PROJECT
              (MFHR, FNMA INSURED)SS.+/-                                                3.50         09/01/2018          2,220,000
   4,700,000  LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR
              LOC)SS.+/-                                                                3.62         04/15/2033          4,700,000
   2,650,000  LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES 2116
              (LEASE REVENUE, FGIC INSURED)SS.+/-                                       3.60         01/01/2015          2,650,000
   5,500,000  LOS ANGELES CA PA 554 (GO STATES, TERRITORIES, MERRILL LYNCH
              CAPITAL SERVICES LOC)SS.+/-                                               3.68         09/01/2015          5,500,000
  16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
              BANK NA LOC)SS.+/-                                                        3.50         07/01/2035         16,000,000
   8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)SS.+/-            3.46         07/01/2035          8,875,000
  12,400,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)SS.+/-            3.47         07/01/2035         12,400,000
   4,835,000  LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.68         02/01/2019          4,835,000
  14,897,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-            3.65         06/01/2026         14,897,500
  14,995,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.60         01/01/2009         14,995,000
  18,115,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                         3.46         07/01/2035         18,115,000
   6,680,000  LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)SS.+/-                      3.47         07/01/2034          6,680,000
  41,000,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)SS.+/-                                                         3.39         07/01/2035         41,000,000
  22,000,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                                4.50         06/30/2008         22,102,319
   3,400,000  LOS ANGELES CA USDSS.+/-                                                  3.60         07/01/2013          3,400,000
  20,000,000  LOS ANGELES CA USD%%                                                      3.75         12/29/2008         20,118,600
  31,575,000  LOS ANGELES CA USD%%                                                      4.00         12/29/2008         31,840,177
  20,975,000  LOS ANGELES CA USD (OTHER REVENUE, FGIC INSURED)SS.+/-                    3.67         07/01/2022         20,975,000
   3,730,000  LOS ANGELES CA USD (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.64         07/01/2032          3,730,000
  10,000,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-            3.68         07/01/2026         10,000,000
  10,470,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.68         07/01/2023         10,470,000
   5,055,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.68         07/01/2024          5,055,000
   7,280,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.76         01/01/2011          7,280,000
   7,355,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-             3.76         07/01/2022          7,355,000
  11,310,000  LOS ANGELES CA USD SERIES 1775 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.60         01/01/2015         11,310,000
 115,175,000  LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.65         01/01/2028        115,175,000
  10,560,000  LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.65         07/01/2026         10,560,000
   2,420,000  LOS ANGELES CA USD SERIES C20 (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.65         01/01/2028          2,420,000
   2,800,000  LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.60         06/01/2013          2,800,000
  32,305,000  LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.48         06/01/2028         32,305,000
   5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
              (WATER REVENUE LOC)SS.+/-                                                 3.60         01/01/2009          5,995,000
   5,000,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B 6 (UTILITIES
              REVENUE)SS.+/-                                                            3.45         07/01/2034          5,000,000
  15,800,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF
              AMERICA LOC (POWER REVENUE LOC)SS.+/-                                     3.40         07/01/2034         15,800,000
  31,900,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
              REVENUE LOC)SS.+/-                                                        3.55         09/01/2030         31,900,000
  16,115,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
              APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                                  3.50         06/01/2010         16,115,000
  66,250,000  LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                         4.50         06/30/2008         66,571,423

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    700,000  MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER
              REVENUE, XLCA COMPANY INSURED)SS.+/-                                      3.53%        01/01/2036    $       700,000
  28,170,000  MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
              PROJECT (OTHER REVENUE, XLCA COMPANY INSURED)SS.+/-                       3.53         10/01/2042         28,170,000
  44,330,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
              ALLOCATION REVENUE, AMBAC INSURED)SS.+/-                                  3.53         01/01/2031         44,330,000
   7,105,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              PUTTERS SERIES 1885 (WATER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-        3.60         01/01/2015          7,105,000
  33,685,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C3 (WATER REVENUE LOC)SS.+/-                                       3.44         07/01/2030         33,685,000
   5,995,000  MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC,
              AMBAC INSURED)SS.+/-                                                      3.65         09/01/2029          5,995,000
     125,000  MOUNT DIABLO CA USD SERIES 2112Z (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.60         01/01/2012            125,000
   7,510,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                        3.64         06/15/2021          7,510,000
  12,500,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
              SERIES C1 (LEASE REVENUE LOC)SS.+/-                                       3.56         02/01/2025         12,500,000
   3,300,000  ONTARIO CA IDA (IDR, BANK OF AMERICA LOC)SS.+/-                           3.46         04/01/2015          3,300,000
   4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
              VILLAS PROJECT (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                  3.45         11/15/2028          4,000,000
  10,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
              PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)SS.+/-         3.61         04/01/2024         10,000,000
   4,744,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
              POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)SS.+/-                         3.45         12/01/2022          4,744,000
     500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
              (HOUSING REVENUE LOC)SS.+/-                                               3.45         11/15/2028            500,000
   1,962,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS SERIES 1032
              (SEWER REVENUE LOC)SS.+/-                                                 3.68         02/01/2033          1,962,500
   4,260,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES 1995D (PROPERTY TAX REVENUE LOC, AMBAC INSURED)SS.+/-      3.50         11/01/2014          4,260,000
  17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES E (PROPERTY TAX REVENUE LOC, AMBAC INSURED)SS.+/-          3.50         11/01/2014         17,000,000
  42,925,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
              TSB BANK PLC LOC)SS.+/-                                                   3.45         08/01/2042         42,925,000
   7,700,000  OXNARD CA FINANCING AUTHORITY CIVIC CENTER PHASE 2 PROJECT
              (LEASE REVENUE, AMBAC INSURED)SS.+/-                                      3.48         06/01/2036          7,700,000
   7,515,000  OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.48         06/01/2033          7,515,000
   9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
              APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-                 3.63         12/15/2033          9,515,000
   7,780,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            3.76         09/01/2024          7,780,000
   5,395,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            3.76         09/01/2026          5,395,000
  33,235,000  PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                     3.53         09/01/2035         33,235,000
   5,450,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.60         02/01/2013          5,450,000
   5,700,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-       3.61         08/01/2020          5,700,000
   4,895,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)SS.+/-                  3.70         05/01/2008          4,895,000
   7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
              (TRANSPORTATION REVENUE LOC)SS.+/-                                        3.70         05/01/2010          7,285,000
   5,455,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
              REVENUE LOC, FGIC INSURED)SS.+/-                                          3.64         11/01/2021          5,455,000
   4,225,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
              2046 (TAX ALLOCATION REVENUE LOC, MBIA INSURED)SS.+/-                     3.64         06/15/2020          4,225,000
  16,330,000  POWAY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.64         08/01/2030         16,330,000
   1,920,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-       3.70         02/01/2011          1,920,000
   7,190,000  PUTTABLE FLOATING OPTION TAX EXEMPTSS.+/-                                 3.76         08/01/2023          7,190,000
  42,000,000  PUTTABLE FLOATING OPTION TAX EXEMPT (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.68         05/15/2032         42,000,000
   4,000,000  PUTTABLE FLOATING OPTION TAX EXEMPT (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.76         08/01/2025          4,000,000
  14,975,000  RANCHO CALIFORNIA WATER DISTRICT SERIES B (FGIC, WATER REVENUE
              LOC)SS.+/-                                                                3.50         08/01/2031         14,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$  5,270,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.76%        01/01/2011    $     5,270,000
   2,475,000  REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
              REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK
              PLC LOC)SS.+/-                                                            3.50         07/01/2030          2,475,000
  24,675,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITYSS.+/-                        3.58         08/01/2037         24,675,000
   8,300,000  RIVERSIDE CA COMMUNITY COLLEGE CLASS A (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.64         08/01/2032          8,300,000
   5,420,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
              (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                             3.53         09/01/2014          5,420,000
   3,200,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR                3.62         07/05/2014          3,200,000
              LOC)SS.+/-
   5,495,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS
              2007-035 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-            3.63         08/01/2031          5,495,000
   5,170,000  SACRAMENTO CA CITY FINANCING AUTHORITY SERIES 1782 (TAX
              INCREMENTAL REVENUE, FGIC INSURED)SS.+/-                                  3.60         12/01/2018          5,170,000
   7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.61         09/15/2036          7,000,000
   2,060,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
              INSURED)SS.+/-                                                            3.76         02/15/2011          2,060,000
  19,000,000  SACRAMENTO CA USD COP (GO SCHOOL DISTRICTS LOC, FSA INSURED)SS.+/-        3.50         03/01/2031         19,000,000
   7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES
              I (HOUSING REVENUE LOC)SS.+/-                                             3.61         05/15/2034          7,000,000
   5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.45         07/15/2029          5,000,000
   9,140,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
              APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)SS.+/-                 3.66         05/01/2042          9,140,000
   6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
              APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                           3.61         02/15/2033          6,000,000
  16,200,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
              PROJECT ISSUE A (MFHR, FHLMC INSURED)SS.+/-                               3.61         12/01/2022         16,200,000
  10,000,000  SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR,
              FNMA INSURED)SS.+/-                                                       3.47         08/15/2027         10,000,000
     500,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
              SEWER REVENUE)SS.+/-                                                      3.64         12/01/2035            500,000
   7,195,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (SEWER REVENUE, AMBAC INSURED)SS.+/-                                      3.64         12/01/2035          7,195,000
   7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
              PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                             3.61         05/01/2026          7,000,000
  11,305,000  SAN BERNARDINO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.64         08/01/2026         11,305,000
   6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
              SERIES A (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                        3.45         05/15/2029          6,115,000
   5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                 3.45         05/15/2029          5,600,000
   7,785,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                          3.67         08/01/2024          7,785,000
  13,635,000  SAN DIEGO CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.64         08/01/2025         13,635,000
  10,900,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
              SERIES B (PROPERTY TAX REVENUE)                                           4.50         06/30/2008         10,953,095
  14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                 3.61         01/15/2033         14,825,000
   3,950,000  SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-                 3.67         11/01/2026          3,950,000
  12,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
              SERIES B (HOUSING REVENUE LOC)SS.+/-                                      3.61         01/15/2035         12,000,000
  19,130,000  SAN DIEGO CA PFFA SEWER REVENUE SERIES SG 130 (WATER & SEWER
              REVENUE LOC)SS.+/-                                                        3.61         05/15/2029         19,130,000
   6,215,000  SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                                3.68         07/01/2027          6,215,000
  11,580,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                                3.68         07/01/2022         11,580,000
  34,825,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                     4.50         07/22/2008         35,003,542
   3,943,500  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.63         11/01/2010          3,943,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  7,515,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 1939
              (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                     3.60%        05/01/2014    $     7,515,000
  14,125,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
              CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE
              LOC)SS.+/-                                                                3.65         10/01/2022         14,125,000
   3,190,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT #4 (OTHER REVENUE, BANK OF AMERICA NA
              LOC)SS.+/-                                                                3.47         08/01/2032          3,190,000
   8,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
              BANK NV LOC)SS.+/-                                                        3.52         08/01/2036          8,000,000
   5,075,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                              3.64         06/15/2021          5,075,000
  11,200,000  SAN JOSE CA FINANCING AUTHORITY PROJECT B (OTHER REVENUE, XLCA
              COMPANY INSURED)SS.+/-                                                    3.55         03/01/2034         11,200,000
   9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-                3.64         02/01/2038          9,360,000
   7,900,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                     3.55         08/01/2035          7,900,000
   2,575,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
              INCREMENTAL REVENUE LOC)SS.+/-                                            3.60         08/01/2011          2,575,000
   6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
              SERIES 761 (PROPERTY TAX REVENUE LOC, FSA INSURED)SS.+/-                  3.65         08/01/2027          6,857,500
   8,720,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)SS.+/-          3.61         09/15/2032          8,720,000
  26,430,000  SAN LUIS OBISPO COUNTY CA (STATE & LOCAL GOVERNMENTS, MBIA
              INSURED)SS.+/-                                                            3.64         09/01/2032         26,430,000
  10,750,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-          3.65         08/01/2038         10,750,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
              INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                               3.76         02/01/2011          6,510,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
              INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                               3.76         08/01/2011          6,510,000
   4,000,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL
              REVENUE, AMBAC INSURED)SS.+/-                                             3.64         10/01/2031          4,000,000
   5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
              PROJECT SERIES A (MFHR LOC, FNMA INSURED)SS.+/-                           3.45         12/15/2025          5,900,000
  11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
              (MFHR LOC, FGIC INSURED)SS.+/-                                            3.53         11/15/2017         11,400,000
  15,440,000  SANTA CLARA VALLEY CA AUTHURITY SALES TAX REVENUESS.+/-                   3.64         04/01/2032         15,440,000
   8,010,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.68         08/01/2025          8,010,000
   6,100,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              3.67         08/01/2021          6,100,000
  10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
              LOC)SS.+/-                                                                3.45         06/01/2010         10,000,000
  17,695,000  SIMI VALLEY CA SERIES A (MFHR LOC)SS.+/-                                  3.45         07/01/2023         17,695,000
   5,700,000  SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE,
              FHLMC INSURED)SS.+/-                                                      3.61         09/01/2019          5,700,000
  27,100,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.56         11/01/2035         27,100,000
  11,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT
              SERIES A1 (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                          3.46         07/01/2036         11,000,000
   5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
              REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)SS.+/-                 3.68         07/01/2011          5,315,000
   8,500,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
              REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)SS.+/-                3.46         07/01/2019          8,500,000
   1,520,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HCFR, US BANK NA LOC)SS.+/-         3.50         12/01/2032          1,520,000
   7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.65         05/15/2035          7,000,000
  12,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
              REVENUE, EAST WEST BANK LOC)SS.+/-                                        3.46         08/01/2037         12,000,000
   7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
              REVENUE LOC)SS.+/-                                                        3.45         05/15/2029          7,750,000
  43,850,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                             4.50         07/01/2008         44,066,987
   6,595,000  VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX INCREMENTAL
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.60         12/01/2019          6,595,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  3,140,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
              REVENUE, AMBAC INSURED)SS.+/-                                             3.76%        01/01/2021    $     3,140,000
   5,455,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)SS.+/-       3.76         08/01/2025          5,455,000

                                                                                                                     3,510,480,880
                                                                                                                   ---------------
 OTHER: 2.61%
  26,375,000  DEUTSCHE BANK SPEARS LIFERS TRUST 287 (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.61         09/01/2037         26,375,000
  60,000,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS (PROPERTY TAX
              REVENUE, AMBAC INSURED)SS.+/-                                             3.68         08/01/2028         60,000,000
  18,905,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4329 (OTHER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.68         09/15/2028         18,905,000

                                                                                                                       105,280,000
                                                                                                                   ---------------
PUERTO RICO: 4.01%
  14,295,000  EAGLE TAX EXEMPT TRUST CERTIFICATES 20025102 CLASS A (PUERTO
              RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES D)
              CITIBANK NA LOC (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.64         07/01/2027         14,295,000
   8,575,000  PUERTO RICO COMMONWEALTH (FIRST SECURITY BANK LOC)SS.+/-                  3.47         07/01/2031          8,575,000
  19,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                              3.67         07/01/2029         19,000,000
   7,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
              (OTHER REVENUE, CITIBANK NA LOC)SS.+/-                                    3.69         10/01/2034          7,000,000
  46,505,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT SERIES A 5
              (PROPERTY  TAX REVENUE, FGIC INSURED)SS.+/-                               3.57         07/01/2032         46,505,000
  34,405,000  PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)                      4.25         07/30/2008         34,592,912
   8,900,000  PUERTO RICO ELECTRIC AUTHORITY (POWER REVENUE, FGIC INSURED)SS.+/-        3.60         07/01/2029          8,900,000
  10,645,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1815 (POWER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.60         01/01/2015         10,645,000
  10,615,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1816 (POWER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.60         01/01/2015         10,615,000
   2,080,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE
              REVENUE, FGIC INSURED)SS.+/-                                              3.60         08/01/2010          2,080,000

                                                                                                                       162,207,912
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,777,968,792)                                                                  3,777,968,792
                                                                                                                   ---------------
COMMERCIAL PAPER: 8.28%
  21,685,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                    3.30         01/10/2008         21,685,000
  30,000,000  EAST BAY MUNICIPAL UNILITY DISTRICT                                       3.50         12/06/2007         30,000,000
  26,000,000  GOLDEN GATE BRIDGE                                                        3.27         01/16/2008         26,000,000
  26,700,000  GOLDEN GATE BRIDGE SERIES A                                               3.57         12/13/2007         26,700,000
  17,190,000  IMPERIAL IRRIGATION DISTRICT                                              3.40         02/07/2008         17,190,000
  15,920,000  IMPERIAL IRRIGATION DISTRICT SERIES A                                     3.72         02/14/2008         15,920,000
   5,000,000  LOS ANGELES METRO TRANS                                                   3.27         01/16/2008          5,000,000
  18,885,000  LOS ANGELES METRO TRANS                                                   3.35         02/06/2008         18,885,000
  26,000,000  SACRAMENTO MUNICIPAL UTILITY                                              3.27         01/16/2008         26,000,000
   7,700,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                  3.42         01/10/2008          7,700,000
  10,735,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                  3.45         12/06/2007         10,735,000
  17,150,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                 3.40         01/17/2008         17,150,000
  32,150,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.70         02/14/2008         32,150,000
   6,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.74         02/14/2008          6,000,000
   6,450,000  TURLOCK IRRIGATION DISTRICT                                               3.40         02/13/2008          6,450,000
  22,650,000  UNIVERSITY OF CALIFORNIA                                                  3.30         02/07/2008         22,650,000
   4,900,000  UNIVERSITY OF CALIFORNIA                                                  3.30         02/12/2008          4,900,000
  35,195,000  UNIVERSITY OF CALIFORNIA                                                  3.42         01/10/2008         35,195,000
   4,400,000  UNIVERSITY OF CALIFORNIA                                                  3.53         12/04/2007          4,400,000

TOTAL COMMERCIAL PAPER (COST $334,710,000)                                                                             334,710,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,112,678,792)*                                            101.76%                                          $ 4,112,678,792

OTHER ASSETS AND LIABILITIES, NET                                  (1.76)                                              (71,089,815)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 4,041,588,977
                                                                  ------                                           ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.75%
$ 50,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      4.70%        01/15/2008    $     50,000,000
  20,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.74         04/11/2008          20,000,000
  30,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.76         07/14/2008          30,000,000
  13,654,063  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008          13,654,063
  48,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.27         04/11/2008          48,000,000

TOTAL ASSET BACKED SECURITIES (COST $161,654,063)                                                                       161,654,063
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT: 10.17%
 115,000,000  AMERICAN EXPRESS CENTURION+/-                                             5.00         11/24/2008         115,000,000
  27,000,000  BANK OF IRELAND (CONNECTICUT)                                             5.20         04/11/2008          27,000,000
 100,000,000  BANK OF MONTREAL (CHICAGO)+/-                                             5.04         10/31/2008         100,000,000
 180,000,000  BANK OF MONTREAL (CHICAGO)+/-                                             5.26         10/22/2008         180,000,000
 275,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                        5.37         11/10/2008         275,000,000
 104,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007         104,000,000
 255,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008         255,000,000
 200,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                           5.28         10/20/2008         200,000,000
 225,000,000  CREDIT SUISSE (NEW YORK)+/-                                               5.17         10/27/2008         225,000,000
  17,900,000  FORTIS BANK (NEW YORK)+/-                                                 5.15         09/30/2008          17,880,916
  87,000,000  NATIXIS+/-                                                                4.65         03/06/2008          87,000,000
 150,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         07/03/2008         149,895,686
  86,500,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008          86,492,809
 179,000,000  UNICREDITO ITALIANO (LONDON)                                              5.23         12/19/2007         179,000,000
 180,000,000  UNICREDITO ITALIANO (LONDON)                                              5.32         01/04/2008         180,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,181,269,411)                                                                   2,181,269,411
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.17%
  36,072,408  PARAGON MORTGAGES PLC+++/-                                                4.64         12/15/2007          36,072,408

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $36,072,408)                                                             36,072,408
                                                                                                                   ----------------
COMMERCIAL PAPER: 41.65%
  75,000,000  ALPINE SECURITIZATION++^                                                  4.80         12/07/2007          74,960,000
  82,613,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007          82,531,397
  83,337,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007          83,289,776
   3,000,000  AMSTEL FUNDING CORPORATION++^                                             5.20         12/10/2007           2,996,967
  55,000,000  ANZ NATIONAL INTERNATIONAL LIMITED++^                                     4.62         04/25/2008          53,983,600
  86,750,000  AQUINAS FUNDING LLC++^                                                    5.23         01/04/2008          86,346,709
  63,000,000  ASPEN FUNDING CORPORATION++^                                              4.80         01/31/2008          62,504,400
  76,000,000  ASPEN FUNDING CORPORATION++^                                              4.91         02/12/2008          75,264,046
  35,000,000  ASSCHER FINANCE CORPORATION++^                                            5.21         12/03/2007          35,000,000
 171,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              4.75         01/25/2008         169,804,188
  84,500,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              4.80         01/18/2008          83,981,733
 114,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008         113,488,552
  47,465,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/04/2007          47,453,602
  68,650,000  ATOMIUM FUNDING LLC++^                                                    5.25         01/17/2008          68,199,484
  25,000,000  BANK OF IRELAND++^                                                        4.56         04/25/2008          24,544,000
 131,000,000  BARTON CAPITAL LLC++^                                                     4.70         12/06/2007         130,948,692
  83,428,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007          83,382,856
  55,000,000  BARTON CAPITAL LLC++^                                                     5.00         12/12/2007          54,931,250
  76,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       4.85         12/03/2007          76,000,000
  35,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.21         01/15/2008          34,782,193
 110,000,000  CBA (DELAWARE) FINANCE^                                                   5.21         12/17/2007         109,777,128
   5,575,000  CHARIOT FUNDING LLC++^                                                    5.00         12/10/2007           5,569,580
   2,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/12/2007           1,997,500
  21,819,000  CHARIOT FUNDING LLC++^                                                    5.00         12/14/2007          21,785,665
 100,000,000  CHARTA LLC++^                                                             5.45         02/15/2008          98,879,722
 180,000,000  CIESCO LLC++^                                                             4.78         01/29/2008         178,637,700
 198,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.03         12/05/2007         197,944,670
 195,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.11         12/11/2007         194,778,567

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$  1,250,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.75%        12/10/2007    $      1,248,602
  35,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.15         12/14/2007          34,944,924
 210,000,000  CRC FUNDING LLC++^                                                        4.87         02/06/2008         208,153,458
 114,000,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007         114,000,000
  52,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.64         12/14/2007          51,999,537
  50,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         12/05/2007          49,983,583
  46,000,000  EBBETS FUNDING LLC++^                                                     5.00         12/05/2007          45,987,222
  44,000,000  EBBETS FUNDING LLC++^                                                     5.03         12/05/2007          43,987,704
  91,000,000  EBBETS FUNDING LLC++^                                                     5.12         12/12/2007          90,883,520
  87,000,000  EBBETS FUNDING LLC++^                                                     5.20         12/19/2007          86,798,933
  73,000,000  EBBETS FUNDING LLC++^                                                     5.30         12/26/2007          72,752,814
  16,000,000  EBBETS FUNDING LLC++^                                                     5.50         12/05/2007          15,995,111
  39,000,000  ELYSIAN FUNDING LLC++^                                                    5.30         12/07/2007          38,977,033
   8,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.00         12/03/2007           8,000,000
  43,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.15         12/10/2007          42,956,940
  45,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         01/18/2008          44,696,400
 190,000,000  EUREKA SECURITIZATION++^                                                  4.95         01/17/2008         188,824,375
 200,400,000  FAIRWAY FINANCE CORPORATION++^                                            5.08         12/10/2007         200,202,049
  48,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007          47,984,240
  46,000,000  GALLEON CAPITAL LLC++^                                                    4.70         12/10/2007          45,957,961
 193,000,000  GALLEON CAPITAL LLC++^                                                    5.04         12/04/2007         192,972,980
 125,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007         124,874,826
 118,750,000  GALLEON CAPITAL LLC++^                                                    5.15         12/12/2007         118,597,109
  20,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  5.10         12/13/2007          19,971,667
  49,000,000  GOVCO LLC++^                                                              5.21         12/31/2007          48,801,441
 150,000,000  GRAMPIAN FUNDING LLC++^                                                   5.04         01/23/2008         148,929,000
  49,550,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008          48,655,017
  22,720,000  GRAMPIAN FUNDING LLC++^                                                   5.13         03/20/2008          22,370,339
  44,000,000  IRISH LIFE & PERMANENT++^                                                 5.13         02/13/2008          43,548,560
 106,000,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/07/2008         105,459,989
  64,750,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/23/2008          64,269,339
  85,250,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/24/2008          84,604,752
  33,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.00         12/14/2007          32,949,583
 140,000,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008         138,981,111
  73,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007          72,989,760
  20,000,000  LIBERTY STREET FUNDING LLC++^                                             5.11         12/13/2007          19,971,611
  79,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/05/2007          78,977,397
  25,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/07/2007          24,985,694
 163,750,000  MANE FUNDING CORPORATION++^                                               4.70         12/06/2007         163,685,865
  44,000,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.57         12/20/2007          44,000,000
  85,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.01         02/01/2008          85,017,762
  70,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/17/2008          69,548,500
 121,000,000  NEWPORT FUNDING CORPORATION++^                                            4.70         12/04/2007         120,984,203
  56,000,000  NEWPORT FUNDING CORPORATION++^                                            4.91         02/12/2008          55,457,718
 105,279,000  NIEUW AMSTERDAM RECEIVABLES++^                                            4.82         01/25/2008         104,531,928
  30,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.03         01/23/2008          29,786,225
 290,000,000  NORTH SEA FUNDING LLC++^                                                  4.90         12/06/2007         289,881,583
  19,515,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007          19,504,158
  20,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/13/2007          19,972,222
   6,000,000  OLD LINE FUNDING LLC++^                                                   5.08         12/07/2007           5,996,613
  74,000,000  PICAROS FUNDING LLC++^                                                    5.21         01/09/2008          73,603,751
  90,916,000  RANGER FUNDING COMPANY LLC++^                                             4.73         01/29/2008          90,235,115
 117,518,000  RANGER FUNDING COMPANY LLC++^                                             4.90         02/14/2008         116,350,328
   5,372,000  REGENCY MARKETS #1 LLC++^                                                 5.03         12/11/2007           5,365,933
  20,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/12/2007          19,974,750
  17,942,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/14/2007          17,914,314
  15,000,000  REGENCY MARKETS #1 LLC++^                                                 5.18         01/15/2008          14,907,192
 135,000,000  SCALDIS CAPITAL LLC++^                                                    4.83         02/06/2008         133,822,687
  80,000,000  SCALDIS CAPITAL LLC++^                                                    4.95         02/15/2008          79,186,000
 225,000,000  SCALDIS CAPITAL LLC++^                                                    5.21         01/14/2008         223,632,375
  50,000,000  SHEFFIELD RECEIVABLES++^                                                  4.75         01/16/2008          49,709,722
  77,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007          76,989,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL             SECURITY NAME                                                INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 59,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10%        12/07/2007    $     58,966,567
 164,000,000  SIMBA FUNDING CORPORATION++^                                              4.70         12/07/2007         163,914,356
  50,000,000  SOLITAIRE FUNDING LLC++^                                                  4.92         01/22/2008          49,658,333
 250,000,000  SOLITAIRE FUNDING LLC++^                                                  5.15         01/15/2008         248,462,153
 180,000,000  SOLITAIRE FUNDING LLC++^                                                  5.23         01/10/2008         179,006,300
  75,000,000  STANFIELD VICTORIA FUNDING LLC++(k)                                       5.21         12/06/2007          74,967,438
  97,000,000  SURREY FUNDING CORPORATION++^                                             4.75         01/25/2008          96,321,674
  70,000,000  SURREY FUNDING CORPORATION++^                                             4.95         01/31/2008          69,432,125
 220,000,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/10/2008         218,799,411
  75,000,000  TEMPO FINANCE CORPORATION++^                                              6.10         12/13/2007          74,872,917
  12,000,000  THAMES ASSET FINANCE CORPORATION++^                                       5.10         12/07/2007          11,993,178
   8,000,000  THUNDER BAY FUNDING LLC++^                                                5.05         12/06/2007           7,996,633
   9,000,000  THUNDER BAY FUNDING LLC++^                                                5.10         12/07/2007           8,994,900
 130,000,000  TULIP FUNDING CORPORATION++^                                              4.75         12/05/2007         129,965,694
 124,000,000  VARIABLE FUNDING CAPITAL++^                                               4.90         02/14/2008         122,767,922
  62,000,000  VERSAILLES CDS LLC++^                                                     4.90         12/13/2007          61,915,611
  95,000,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007          95,000,000
  25,000,000  VETRA FINANCE INCORPORATED++^                                             5.22         01/18/2008          24,833,250
 220,000,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++^                               5.17         01/10/2008         218,799,411
   5,000,000  WINDMILL FUNDING CORPORATION++^                                           5.10         12/07/2007           4,997,167
  25,000,000  ZELA FINANCE INCORPORATED++^                                              5.22         01/18/2008          24,833,250

TOTAL COMMERCIAL PAPER (COST $8,936,564,991)                                                                          8,936,564,991
                                                                                                                   ----------------
CORPORATE BONDS & NOTES: 0.85%
  79,000,000  ALLIED IRISH BANKS PLC+++/-                                               4.67         11/18/2008          79,000,000
   4,630,000  CEI CAPITAL LLC+/-SS.                                                     5.03         03/01/2033           4,630,000
   7,540,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-SS.                            4.86         03/01/2023           7,540,000
  43,145,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008          43,187,696
   5,000,000  LP PINEWOOD SPV+/-SS.                                                     5.07         02/01/2018           5,000,000
  44,290,000  MORGAN STANLEY+/-                                                         4.75         09/15/2008          44,100,394

TOTAL CORPORATE BONDS & NOTES (COST $183,458,090)                                                                       183,458,090
                                                                                                                   ----------------
EXTENDABLE BONDS: 10.07%
 104,000,000  BASF FINANCE EUROPE NV+++/-                                               5.17         12/19/2008         104,000,000
 105,000,000  BES FINANCE LIMITED+++/-                                                  4.76         12/01/2008         105,000,000
 108,000,000  BNP PARIBAS SA+/-                                                         5.66         09/16/2008         108,000,000
 126,000,000  CAISSE NATIONALE+++/-                                                     4.85         12/09/2008         126,000,000
 148,000,000  DNB NOR BANK ASA+++/-                                                     4.79         12/24/2008         148,000,000
 180,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008         180,000,000
 210,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008         210,000,000
 300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              4.81         06/06/2008         300,000,000
 117,500,000  INTESA BANK (IRELAND) PLC+++/-                                            4.80         12/24/2008         117,500,000
  83,000,000  IRISH LIFE & PERMANENT PLC                                                4.80         12/19/2008          83,000,000
  20,000,000  IRISH LIFE & PERMANENT PLC                                                4.80         12/19/2008          20,000,000
 121,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.36         12/26/2008         121,000,000
  71,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.83         12/17/2008          71,000,000
 134,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008         134,000,000
  80,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          4.72         07/03/2008          80,000,000
 130,000,000  NORTHERN ROCK PLC+++/-                                                    4.75         10/31/2008         130,000,000
 100,000,000  NORTHERN ROCK PLC+++/-                                                    5.81         10/08/2008         100,000,000
  24,000,000  PREMIUM ASSET TRUST+++/-                                                  4.71         12/12/2008          24,000,000

TOTAL EXTENDABLE BONDS (COST $2,161,500,000)                                                                          2,161,500,000
                                                                                                                   ----------------
MEDIUM TERM NOTES: 9.70%
 115,000,000  AMERICAN EXPRESS BANK FSB+/-                                              5.00         11/24/2008         115,000,000
  70,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      4.64         07/11/2008          70,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$100,000,000  COMMONWEALTH BANK AUSTRIA+++/-                                            5.28%        10/20/2008    $    100,000,000
   9,825,000  FIORE CAPITAL LLC+/-SS.                                                   4.82         08/01/2045           9,825,000
 175,000,000  HBOS TREASURY SERVICES PLC+++/-                                           4.64         09/05/2008         175,000,000
  96,000,000  K2 (USA) LLC+++/-                                                         4.88         08/08/2008          95,986,938
  42,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.19         04/02/2008          41,995,959
  53,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.20         01/07/2008          52,998,997
 122,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                                  5.20         01/04/2008         121,997,924
 164,000,000  MBIA GLOBAL FUNDING LLC+++/-                                              5.31         11/18/2008         164,000,000
 200,000,000  MBIA GLOBAL FUNDING LLC+++/-                                              5.41         11/12/2008         200,000,000
  80,000,000  MORGAN STANLEY+/-                                                         4.70         10/31/2008          80,000,000
  20,000,000  MORGAN STANLEY+/-                                                         4.81         11/21/2008          19,961,863
  39,800,000  MORGAN STANLEY+/-                                                         5.11         04/25/2008          39,808,325
  13,000,000  NORDEA BANK AB+++/-                                                       4.66         09/08/2008          13,000,000
 134,000,000  NORDEA BANK AB+++/-                                                       4.68         09/10/2008         134,000,000
  93,000,000  PYXIS MASTER TRUST SERIES 2007-1+++/-(I)                                  4.76         12/20/2007          93,000,000
 100,000,000  ROYAL BANK OF CANADA+/-                                                   4.72         11/07/2008         100,000,000
  95,250,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                        5.80         09/18/2008          95,250,000
  47,250,000  SANTANDER US DEBT SA+++/-                                                 5.24         10/21/2008          47,210,678
 150,700,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008         150,700,000
  87,000,000  TOTTA IRELAND PLC+++/-                                                    4.67         09/05/2008          87,000,000
  35,000,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.67         12/06/2007          34,999,971
  39,000,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.69         12/07/2007          38,999,957

TOTAL MEDIUM TERM NOTES (COST $2,080,735,612)                                                                         2,080,735,612
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 0.59%

MUNICIPAL BONDS & NOTES: 0.59%
  20,500,000  BLOOMINGTON ASSOCIATES MINNESOTA (LASALLE NATIONAL BANK NA
              LOC)+/-SS.                                                                5.00         08/01/2037          20,500,000
   1,000,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-SS.                         4.87         12/15/2026           1,000,000
     640,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                         4.87         12/15/2026             640,000
     945,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                         4.87         12/15/2026             945,000
   1,135,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                         4.87         12/15/2026           1,135,000
     500,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                         4.99         12/15/2026             500,000
   1,335,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                         4.87         12/15/2026           1,335,000
  22,240,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
              AMERICA NA LOC)+/-SS.                                                     4.83         11/01/2028          22,240,000
  34,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                              4.81         12/01/2046          34,000,000
  43,300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                     4.81         06/01/2045          43,299,579
TOTAL MUNICIPAL BONDS & NOTES (COST $125,594,579)                                                                       125,594,579

TOTAL MUNICIPAL BONDS & NOTES (COST $125,594,579)                                                                       125,594,579
                                                                                                                   ----------------
PROMISSORY NOTES: 0.82%
 175,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-(I)                                  5.09         01/28/2008         175,000,000
                                                                                                                   ----------------

TOTAL PROMISSORY NOTES (COST $175,000,000)                                                                              175,000,000

SECURED MASTER NOTE AGREEMENT: 3.11%
 192,700,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                   4.75                 --         192,700,000
  75,669,000  BEAR STEARNS COMPANY INCORPORATED+/-SS.(E)                                4.89                 --          75,669,000
 398,700,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                            4.76                 --         398,700,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $667,069,000)                                                                 667,069,000

REPURCHASE AGREEMENTS: 14.76%
 441,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $441,175,298)                                  4.77         12/03/2007         441,000,000
                                                                                                                   ----------------

 275,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $275,106,104)                       4.63         12/03/2007         275,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007(UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$635,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $635,250,296)                       4.73%        12/03/2007    $    635,000,000
 635,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $635,248,708)                                  4.70         12/03/2007         635,000,000
  53,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $53,020,847)                                   4.72         12/03/2007          53,000,000
 494,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $494,195,130)                                  4.74         12/03/2007         494,000,000
 614,500,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $614,742,728)                       4.74         12/03/2007         614,500,000
  18,400,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $18,407,053)                                   4.60         12/03/2007          18,400,000

TOTAL REPURCHASE AGREEMENTS (COST $3,165,900,000)                                                                     3,165,900,000
                                                                                                                   ----------------
TIME DEPOSITS: 7.56%
 578,000,000  CALYON (PARIS)                                                            4.68         12/03/2007         578,000,000
 424,000,000  DANSKE BANK (COPENHAGEN)                                                  4.75         12/03/2007         424,000,000
 137,000,000  DEUTSCHE BANK (GRAND CAYMAN)                                              4.69         12/03/2007         137,000,000
 310,500,000  DEXIA BANK (GRAND CAYMAN)                                                 4.83         12/06/2007         310,500,000
  77,000,000  ING BANK (GRAND CAYMAN)                                                   4.77         12/03/2007          77,000,000
  96,000,000  SOCIETE GENERALE (GRAND CAYMAN)                                           4.69         12/03/2007          96,000,000

TOTAL TIME DEPOSITS (COST $1,622,500,000)                                                                             1,622,500,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,497,318,154)*                                           100.20%                                          $ 21,497,318,154

OTHER ASSETS AND LIABILITIES, NET                                  (0.20)                                               (43,360,853)
                                                                  ------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $ 21,453,957,301
                                                                  ------                                           ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

(E)  THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT: 5.49%

FEDERAL FARM CREDIT BANK: 0.23%
$   63,000,000  FFCB^                                                                   6.09%        01/04/2008    $    62,738,200
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.58%
   100,000,000  FHLMC^                                                                  5.36         12/10/2007         99,900,561
    60,105,000  FREDDIE MAC^                                                            5.09         01/28/2008         59,697,355

                                                                                                                       159,597,916
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.68%
   361,381,321  FNMA^                                                                   4.35         03/03/2008        357,407,632
    22,552,949  FNMA^                                                                   4.40         02/01/2008         22,361,912
    50,914,700  FNMA^                                                                   4.42         01/02/2008         50,727,164
   153,755,000  FNMA^                                                                   4.64         01/02/2008        153,160,480
   147,214,000  FNMA^                                                                   4.65         02/01/2008        146,073,091
    74,293,803  FNMA^                                                                   4.66         12/03/2007         74,293,803
    60,000,000  FNMA^                                                                   5.06         01/30/2008         59,578,533
    50,000,000  FNMA^                                                                   5.12         12/03/2007         50,000,000
    77,650,000  FNMA^                                                                   5.15         12/03/2007         77,650,000
   300,000,000  FNMA^                                                                   5.60         01/16/2008        298,306,000

                                                                                                                     1,289,558,615
                                                                                                                   ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,511,894,731)                                                                  1,511,894,731
                                                                                                                   ---------------
AGENCY NOTES - INTEREST BEARING: 16.25%

FEDERAL FARM CREDIT BANK: 6.54%
    75,000,000  FFCB+/-                                                                 4.48         01/24/2008         74,996,903
   160,000,000  FFCB+/-                                                                 4.48         06/16/2008        159,974,516
   250,000,000  FFCB+/-SS.                                                              4.48         11/16/2009        250,000,000
    60,000,000  FFCB+/-SS.                                                              4.53         04/30/2009         59,978,261
   177,000,000  FFCB+/-                                                                 4.55         11/03/2008        176,960,524
   100,000,000  FFCB+/-SS.                                                              4.56         08/03/2009         99,960,003
   250,000,000  FFCB+/-SS.                                                              4.56         05/27/2009        250,000,000
   130,000,000  FFCB+/-SS.                                                              4.58         02/02/2009        129,970,549
   100,000,000  FFCB+/-SS.                                                              4.64         02/23/2009         99,961,192
   250,000,000  FFCB+/-                                                                 4.66         07/24/2008        249,968,336
   150,000,000  FFCB+/-SS.                                                              4.66         07/27/2009        149,940,619
    80,000,000  FFCB+/-                                                                 5.07         12/22/2008         79,984,050
    20,000,000  FFCB+/-SS.                                                              5.09         03/30/2009         19,995,063

                                                                                                                     1,801,690,016
                                                                                                                   ---------------
FEDERAL HOME LOAN BANK: 6.06%
   250,000,000  FHLB+/-                                                                 4.50         03/14/2008        249,972,798
   200,000,000  FHLB+/-SS.                                                              4.77         02/11/2009        200,000,000
   100,000,000  FHLB+/-SS.                                                              4.83         02/18/2009        100,000,000
   100,000,000  FHLB+/-                                                                 4.87         05/28/2008         99,975,141
   150,000,000  FHLB+/-                                                                 5.05         01/17/2008        149,992,655
    50,000,000  FHLB+/-                                                                 5.07         04/02/2008         49,993,514
   200,000,000  FHLB+/-                                                                 5.09         01/10/2008        199,989,964
   200,000,000  FHLB+/-                                                                 5.09         10/10/2008        199,934,548
   170,000,000  FHLB+/-                                                                 5.43         03/20/2008        169,982,799
   100,000,000  FHLB+/-                                                                 5.48         06/18/2008         99,975,969
   150,000,000  FHLB+/-                                                                 5.57         12/11/2008        149,947,885

                                                                                                                     1,669,765,273
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.38%
$  105,000,000  FHLMC                                                                   4.25%        02/11/2008    $   104,939,783
    25,949,000  FHLMC                                                                   4.63         02/21/2008         25,937,138
   250,000,000  FHLMC+/-                                                                4.64         03/26/2008        249,957,663

                                                                                                                       380,834,584
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.27%
    78,190,000  FNMA                                                                    4.25         01/24/2008         78,158,871
   250,000,000  FNMA+/-                                                                 5.03         12/26/2008        249,883,991
   135,000,000  FNMA+/-                                                                 5.04         12/28/2007        134,994,646
   161,244,000  FNMA                                                                    6.00         05/15/2008        162,445,718

                                                                                                                       625,483,226
                                                                                                                   ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,477,773,099)                                                          4,477,773,099
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 80.05%
 1,000,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,898,333)                              4.62         12/07/2007      1,000,000,000
   100,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,038,500)                                4.62         12/03/2007        100,000,000
 2,000,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $2,000,770,000)                              4.62         12/03/2007      2,000,000,000
   250,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $250,100,000)                                4.80         12/03/2007        250,000,000
   500,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,775,000)(I)                             4.65         12/12/2007        500,000,000
 2,500,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $2,500,964,583)                   4.63         12/03/2007      2,500,000,000
   600,000,000  BEAR STEARNS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $600,237,500)                                4.75         12/03/2007        600,000,000
   300,000,000  BEAR STEARNS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $300,115,750)                                4.63         12/03/2007        300,000,000
   250,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $250,130,000)                                4.68         12/04/2007        250,000,000
 3,000,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $3,001,157,500)                              4.63         12/03/2007      3,000,000,000
 1,000,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,388,333)                4.66         12/03/2007      1,000,000,000
   250,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $250,096,875)                  4.65         12/03/2007        250,000,000
   500,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $500,198,333)                  4.76         12/03/2007        500,000,000
   900,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $900,588,750)                  4.71         12/05/2007        900,000,000
 3,000,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $3,001,157,500)                              4.63         12/03/2007      3,000,000,000
   500,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,193,750)                                4.65         12/03/2007        500,000,000
    10,500,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $10,502,494)                                 2.85         12/03/2007         10,500,000
   100,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,038,417)                                4.61         12/03/2007        100,000,000
 1,000,000,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $1,001,405,556)(I)             4.60         12/11/2007      1,000,000,000
   250,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $250,098,958)                                4.75         12/03/2007        250,000,000
 2,500,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $2,500,964,583)                              4.63         12/03/2007      2,500,000,000
    43,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $43,016,483)                                 4.60         12/03/2007         43,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$1,000,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,766,667)                              4.60%        12/06/2007    $ 1,000,000,000
   500,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,195,833)                                4.70         12/03/2007        500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $22,053,500,000)
                                                                                                                    22,053,500,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,043,167,830)*                                           101.79%                                          $28,043,167,830

OTHER ASSETS AND LIABILITIES, NET                                  (1.79)                                             (493,806,637)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $27,549,361,193
                                                                  ------                                           ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.58%
$  7,000,000  ARKLE MASTER ISSUER PLC SERIES 2007 CLASS 1A+++/-                         4.67%        05/17/2008    $     7,000,000
     804,255  CARMAX AUTO OWNER TRUST                                                   5.33         06/16/2008            804,255
   5,000,000  GRANITE MASTER ISSUER PLC+/-SS.                                           4.67         12/17/2049          5,000,000
     650,194  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008            650,194
   2,395,161  WACHOVIA AUTO OWNER TRUST                                                 5.34         07/18/2008          2,395,161

TOTAL ASSET BACKED SECURITIES (COST $15,849,610)                                                                        15,849,610
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 6.83%
  10,000,000  AMERICAN EXPRESS CENTURION+/-                                             5.00         11/24/2008         10,000,000
   5,000,000  BANK OF IRELAND (CONNECTICUT)                                             5.20         04/11/2008          5,000,000
  20,000,000  BANK OF MONTREAL (CHICAGO)+/-                                             5.26         10/22/2008         20,000,000
  10,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                        5.37         11/10/2008         10,000,000
   5,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007          5,000,000
  12,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008         12,000,000
  25,000,000  CREDIT SUISSE (NEW YORK)+/-                                               5.17         10/27/2008         25,000,000
  21,000,000  FORTIS BANK (NEW YORK)+/-                                                 5.15         09/30/2008         20,980,590
   3,000,000  NATIXIS+/-                                                                4.65         03/06/2008          3,000,000
  20,000,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.60         04/16/2008         19,992,714
  10,000,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.75         07/29/2008          9,996,454
   9,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         07/03/2008          8,993,741
   3,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008          2,999,751
  13,000,000  UNICREDITO ITALIANO (LONDON)                                              5.23         12/19/2007         13,000,000
  20,000,000  UNICREDITO ITALIANO (LONDON)                                              5.32         01/04/2008         20,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $185,963,250)                                                                      185,963,250
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.07%
   1,803,620  PARAGON MORTGAGES PLC+++/-                                                4.64         12/15/2007          1,803,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,803,620)                                                              1,803,620
                                                                                                                   ---------------
COMMERCIAL PAPER: 50.00%
   9,000,000  ALPINE SECURITIZATION++^                                                  4.80         12/07/2007          8,995,200
   9,600,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007          9,590,517
   9,600,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007          9,594,560
  25,000,000  AQUINAS FUNDING LLC++^                                                    5.21         12/21/2007         24,934,875
  20,000,000  AQUINAS FUNDING LLC++^                                                    5.23         01/04/2008         19,907,022
   6,000,000  ASPEN FUNDING CORPORATION++^                                              4.80         01/31/2008          5,952,800
  15,000,000  ASSCHER FINANCE CORPORATION++^                                            5.21         12/03/2007         15,000,000
   6,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              4.80         01/18/2008          5,963,200
  20,000,000  ATLANTIS ONE FUNDING++^                                                   4.95         02/19/2008         19,785,500
  15,000,000  ATLANTIS ONE FUNDING++^                                                   5.10         01/17/2008         14,904,375
   6,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/04/2007          5,998,584
  10,000,000  BARTON CAPITAL LLC++^                                                     4.70         12/06/2007          9,996,083
  10,000,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007          9,994,589
   6,000,000  BARTON CAPITAL LLC++^                                                     5.00         12/12/2007          5,992,500
  24,000,000  BARTON CAPITAL LLC++^                                                     5.50         01/28/2008         23,794,667
   8,500,000  CANCARA ASSET SECURITIZATION LLC++^                                       4.85         12/03/2007          8,500,000
  10,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.04         01/25/2008          9,925,800
  30,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.21         01/15/2008         29,813,308
   1,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/12/2007            998,750
   3,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/14/2007          2,995,417
  23,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.03         12/05/2007         22,993,573
  23,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.11         12/11/2007         22,973,882
   4,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.15         12/14/2007          3,993,706
  13,000,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007         13,000,000
   2,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.64         12/14/2007          1,999,982
   8,000,000  EBBETS FUNDING LLC++^                                                     5.00         12/05/2007          7,997,771
  10,000,000  EBBETS FUNDING LLC++^                                                     5.12         12/12/2007          9,987,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL ST ATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPOR TS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 10,000,000  EBBETS FUNDING LLC++^                                                     5.20%        12/19/2007    $     9,976,889
   8,000,000  EBBETS FUNDING LLC++^                                                     5.30         12/26/2007          7,972,911
   2,000,000  EBBETS FUNDING LLC++^                                                     5.50         12/05/2007          1,999,389
   5,500,000  ELYSIAN FUNDING LLC++^                                                    5.30         12/07/2007          5,496,761
  43,000,000  ELYSIAN FUNDING LLC++^                                                    5.60         01/25/2008         42,645,489
   1,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.00         12/03/2007          1,000,000
   5,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.15         12/10/2007          4,994,993
  30,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         01/18/2008         29,797,600
  23,000,000  FAIRWAY FINANCE CORPORATION++^                                            5.08         12/10/2007         22,977,281
  25,000,000  FALCON ASSET SECURITIZATION CORPORATION LLC++^                            5.32         01/25/2008         24,804,194
   9,675,000  FCAR OWNER TRUST I^                                                       4.95         02/20/2008          9,569,905
  15,000,000  FCAR OWNER TRUST I^                                                       5.20         12/17/2007         14,969,667
   5,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007          4,998,358
  35,000,000  GALAXY FUNDING INCORPORATED++^                                            4.89         01/24/2008         34,752,783
  22,000,000  GALLEON CAPITAL LLC++^                                                    5.04         12/04/2007         21,996,920
  14,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007         13,985,981
  13,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/12/2007         12,983,263
  30,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  5.10         12/13/2007         29,957,500
   5,000,000  GRAMPIAN FUNDING LLC++^                                                   5.04         01/23/2008          4,964,300
  15,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         02/11/2008         14,850,667
  10,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008          9,819,378
   5,000,000  GRAMPIAN FUNDING LLC++^                                                   5.13         03/20/2008          4,923,050
  35,000,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/07/2008         34,821,694
   4,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.00         12/14/2007          3,993,889
  10,000,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008          9,927,222
  10,000,000  LIBERTY STREET FUNDING LLC++^                                             4.77         12/03/2007         10,000,000
  20,000,000  LIBERTY STREET FUNDING LLC++^                                             4.97         02/13/2008         19,801,200
   8,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007          7,998,878
   9,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/05/2007          8,997,425
   3,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/07/2007          2,998,283
  15,000,000  LIBERTY STREET FUNDING LLC++^                                             5.23         12/12/2007         14,980,388
  11,000,000  MANE FUNDING CORPORATION++^                                               4.70         12/06/2007         10,995,692
  20,000,000  MONT BLANC CAPITAL CORPORATION++^                                         4.90         01/23/2008         19,861,167
   2,000,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.57         12/20/2007          2,000,000
  35,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/17/2008         34,773,533
   9,000,000  NEWPORT FUNDING CORPORATION++^                                            4.70         12/04/2007          8,998,825
  30,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.03         01/23/2008         29,786,225
  12,750,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.35         02/21/2008         12,598,417
   2,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007          1,998,889
   2,500,000  OLD LINE FUNDING LLC++^                                                   5.00         12/13/2007          2,496,528
     384,000  OLD LINE FUNDING LLC++^                                                   5.08         12/07/2007            383,783
   8,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.02         02/13/2008          7,919,680
  20,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.20         12/19/2007         19,953,778
  20,000,000  PRUDENTIAL PLC++^                                                         5.00         02/11/2008         19,805,556
  30,000,000  RANGER FUNDING COMPANY LLC++^                                             4.90         02/14/2008         29,701,917
  18,750,000  RANGER FUNDING CORPORATION LLC++^                                         4.78         01/28/2008         18,610,583
   1,000,000  REGENCY MARKETS #1 LLC++^                                                 5.03         12/11/2007            998,882
   2,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/12/2007          1,997,475
   2,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/14/2007          1,996,914
  35,000,000  REGENCY MARKETS #1 LLC++^                                                 5.15         01/15/2008         34,783,985
  10,000,000  SCALDIS CAPITAL LLC++^                                                    4.84         01/30/2008          9,922,022
  28,000,000  SCALDIS CAPITAL LLC++^                                                    5.21         01/14/2008         27,829,807
  17,000,000  SCALDIS CAPITAL LLC++^                                                    5.40         03/03/2008         16,767,950
   3,000,000  SHEFFIELD RECEIVABLES++^                                                  4.75         01/16/2008          2,982,583
   9,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007          8,998,738
   7,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10         12/07/2007          6,996,034
  12,000,000  SIMBA FUNDING CORPORATION++^                                              4.70         12/07/2007         11,993,733
   5,000,000  SOLITAIRE FUNDING LLC++^                                                  5.15         01/15/2008          4,969,243
  25,000,000  SOLITAIRE FUNDING LLC++^                                                  5.23         01/10/2008         24,861,986
  10,000,000  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    4.76         02/15/2008          9,999,605
   8,000,000  SURREY FUNDING CORPORATION++^                                             4.75         01/25/2008          7,944,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 53,000,000  SURREY FUNDING CORPORATION++^                                             5.30%        01/31/2008    $    52,539,636
  30,000,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/10/2008         29,836,283
  10,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                       4.95         01/23/2008          9,929,875
  15,000,000  TEMPO FINANCE CORPORATION++^                                              6.10         12/13/2007         14,974,583
   1,500,000  THAMES ASSET FINANCE CORPORATION++^                                       5.10         12/07/2007          1,499,147
   1,000,000  THUNDER BAY FUNDING LLC++^                                                5.05         12/06/2007            999,579
   1,000,000  THUNDER BAY FUNDING LLC++^                                                5.10         12/07/2007            999,433
  15,000,000  THUNDER BAY FUNDING LLC++^                                                5.30         02/21/2008         14,823,333
  26,000,000  THUNDER BAY FUNDING LLC++^                                                5.42         02/27/2008         25,663,358
  11,000,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007         11,000,000
  25,000,000  WESTPAC SECURITIES NZ LIMITED++^                                          5.17         01/10/2008         24,863,569
   1,000,000  WINDMILL FUNDING CORPORATION++^                                           5.10         12/07/2007            999,433
  12,000,000  YORKTOWN CAPITAL LLC++^                                                   4.73         01/29/2008         11,910,128

TOTAL COMMERCIAL PAPER (COST $1,361,506,062)                                                                         1,361,506,062
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 0.57%
   3,300,000  ALLIED IRISH BANKS PLC+++/-                                               4.67         11/18/2008          3,300,000
   4,015,000  CEI CAPITAL LLC+/-SS.                                                     5.07         03/01/2033          4,015,000
   4,305,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                           5.07         09/01/2042          4,305,000
   1,820,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008          1,821,801
   2,070,000  MORGAN STANLEY+/-                                                         4.75         09/15/2008          2,061,138

TOTAL CORPORATE BONDS & NOTES (COST $15,502,939)                                                                        15,502,939
                                                                                                                   ---------------
EXTENDABLE BONDS: 2.59%
   8,000,000  BANK OF IRELAND+++/-                                                      4.75         12/19/2008          8,000,000
   7,000,000  BASF FINANCE EUROPE NV+++/-                                               5.17         12/19/2008          7,000,000
   4,000,000  BNP PARIBAS SA+/-                                                         5.66         09/16/2008          4,000,000
   7,500,000  DNB NOR BANK ASA+++/-                                                     4.79         12/24/2008          7,500,000
   7,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008          7,000,000
  20,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008         20,000,000
   5,000,000  INTESA BANK (IRELAND) PLC+++/-                                            4.80         12/24/2008          5,000,000
   4,000,000  IRISH LIFE & PERMANENT PLC+++/-                                           4.80         12/19/2008          4,000,000
   3,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.83         12/17/2008          3,000,000
   5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008          5,000,000

TOTAL EXTENDABLE BONDS (COST $70,500,000)                                                                               70,500,000
                                                                                                                   ---------------
MEDIUM TERM NOTES: 7.25%
  10,000,000  AMERICAN EXPRESS BANK FSB+/-                                              5.00         11/24/2008         10,000,000
   3,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      4.64         07/11/2008          3,000,000
   5,000,000  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                              5.20         01/04/2008          4,999,918
   7,000,000  HBOS TREASURY SERVICES PLC+++/-                                           4.64         09/05/2008          7,000,000
  15,000,000  HUDSON-THAMES LLC+++/-                                                    5.22         07/07/2008         15,000,000
  16,500,000  JOHN HANCOCK GLOBAL FUNDING II+++/-                                       5.31         02/20/2008         16,512,607
   5,000,000  K2 (USA) LLC+++/-                                                         4.86         08/11/2008          4,999,313
  20,000,000  MBIA GLOBAL FUNDING LLC+++/-                                              5.31         11/18/2008         20,000,000
   5,000,000  MORGAN STANLEY+/-                                                         4.70         10/31/2008          5,000,000
  30,000,000  MORGAN STANLEY+/-                                                         4.81         11/21/2008         29,942,794
  10,000,000  MORGAN STANLEY+/-                                                         5.11         04/25/2008         10,002,092
   2,000,000  NORDEA BANK AB+++/-                                                       4.66         09/08/2008          2,000,000
   5,000,000  NORDEA BANK AB+++/-                                                       4.68         09/10/2008          5,000,000
  35,000,000  PRICOA GLOBAL FUND+++/-                                                   5.78         09/12/2008         35,018,790
   5,000,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                        5.80         09/18/2008          5,000,000
   8,000,000  SEDNA FINANCE INCORPORATED+++/-                                           4.63         04/10/2008          7,999,443
   2,400,000  SEDNA FINANCE INCORPORATED+++/-                                           5.16         03/25/2008          2,399,890
   7,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008          7,000,000
   4,000,000  TOTTA IRELAND PLC+++/-                                                    4.67         09/05/2008          4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$  1,000,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.67%        12/06/2007    $       999,999
   1,500,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.69         12/07/2007          1,499,998

TOTAL MEDIUM TERM NOTES (COST $197,374,844)                                                                            197,374,844
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.49%
   4,800,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
              REVENUE)+/-SS.                                                            4.95         11/01/2033          4,800,000
   3,820,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
              REVENUE)+/-SS.                                                            4.95         11/01/2036          3,820,000
   1,100,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
              (IDR)+/-SS.(I)                                                            4.69         10/01/2021          1,100,000
   1,500,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                              4.81         12/01/2046          1,500,000
   2,000,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HFR)+/-SS.                           4.80         08/15/2026          2,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $13,220,000)                                                                        13,220,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 21.61%
 150,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $150,057,750)                                  4.62         12/03/2007        150,000,000
  25,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $25,010,000)                                   4.80         12/03/2007         25,000,000
 205,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $205,079,096)                       4.63         12/03/2007        205,000,000
   9,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $9,003,540)                                    4.72         12/03/2007          9,000,000
  25,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $25,009,896)                                   4.75         12/03/2007         25,000,000
  90,753,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $90,788,016)                                   4.63         12/03/2007         90,753,000
  80,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $80,031,600)                        4.74         12/03/2007         80,000,000
   3,700,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,701,418)                                    4.60         12/03/2007          3,700,000

TOTAL REPURCHASE AGREEMENTS (COST $588,453,000)                                                                        588,453,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 2.69%
  21,100,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                   4.75                 --         21,100,000
   8,309,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.(E)                              4.89                 --          8,309,000
  43,700,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                            4.76                 --         43,700,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $73,109,000)                                                                  73,109,000
                                                                                                                   ---------------
TIME DEPOSITS: 7.55%
  74,000,000  CALYON (PARIS)                                                            4.68         12/03/2007         74,000,000
  55,000,000  DANSKE BANK (COPENHAGEN)                                                  4.75         12/03/2007         55,000,000
  17,000,000  DEUTSCHE BANK (GRAND CAYMAN)                                              4.69         12/03/2007         17,000,000
  37,500,000  DEXIA BANK (GRAND CAYMAN)                                                 4.83         12/06/2007         37,500,000
  10,000,000  ING BANK (GRAND CAYMAN)                                                   4.77         12/03/2007         10,000,000
  12,000,000  SOCIETE GENERALE (GRAND CAYMAN)                                           4.69         12/03/2007         12,000,000

TOTAL TIME DEPOSITS (COST $205,500,000)                                                                                205,500,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,728,782,325)*                                            100.22%                                          $ 2,728,782,325

OTHER ASSETS AND LIABILITIES, NET                                  (0.22)                                               (5,968,313)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 2,722,814,012
                                                                  ------                                           ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 96.64%

MINNESOTA: 96.64%
$  1,245,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                              3.60%        11/15/2033    $     1,245,000
     305,000  BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING
              REVENUE, US BANK NA LOC)SS.+/-                                            3.75         08/01/2025            305,000
   2,015,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
              FIRSTAR BANK NA LOC)SS.+/-                                                3.67         12/01/2014          2,015,000
   1,225,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
              INSURED)SS.+/-                                                            3.60         01/01/2035          1,225,000
   4,180,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
              YORK LOC)SS.+/-                                                           3.62         11/01/2035          4,180,000
   3,620,000  CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH CAPITAL SERVICES
              LOC)SS.+/-                                                                3.78         09/01/2042          3,620,000
   1,400,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
              INSURED)SS.+/-                                                            3.60         05/01/2027          1,400,000
   1,350,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
              (MINNESOTA STATE) (PROPERTY TAX REVENUE)SS.+/-                            3.67         10/01/2019          1,350,000
   3,990,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 1275
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     3.70         02/01/2014          3,990,000
   1,800,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     3.66         02/01/2021          1,800,000
     715,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
              PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                        3.69         04/15/2035            715,000
   1,725,000  LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS INDEPENDENT
              SCHOOL DISTRICT 2071 SERIES A (PROPERTY TAX REVENUE, SCHOOL
              DISTRICT CREDIT PROGRAM INSURED)                                          4.50         08/11/2008          1,733,201
     275,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
              NATIONAL BANK NA LOC)SS.+/-                                               3.67         05/01/2027            275,000
   1,115,000  MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-          3.65         02/01/2018          1,115,000
   1,110,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
              LOC)SS.+/-                                                                3.60         03/01/2029          1,110,000
     835,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
              PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                    3.65         10/01/2031            835,000
   1,010,000  MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH
              SYSTEM SERIES B1 (OTHER REVENUE, MBIA INSURED)SS.+/-                      3.65         11/15/2034          1,010,000
   1,495,000  MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH
              SYSTEM SERIES B2 (OTHER REVENUE, MBIA INSURED)SS.+/-                      3.65         11/15/2034          1,495,000
   3,305,000  MINNEAPOLIS & SAINT PAUL MN METROPOLITAN AIRPORTS COMMISSION
              (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                     3.70         01/01/2015          3,305,000
   1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                     3.82         01/01/2013          1,000,000
   2,235,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
              REVENUE, US BANK NA LOC)SS.+/-                                            3.74         10/01/2024          2,235,000
   3,610,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
              NA LOC)SS.+/-                                                             3.69         10/01/2032          3,610,000
   8,795,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
              SERIES B (HCFR, AMBAC INSURED)SS.+/-                                      3.69         11/15/2029          8,795,000
     505,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
              SERIES C (HCFR LOC)SS.+/-                                                 3.60         11/15/2026            505,000
   4,095,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
              2003-B06 (PCR LOC)SS.+/-                                                  3.67         03/01/2021          4,095,000
   3,000,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
              PROGRAM CERTIFICATES (EDUCATIONAL FACILITIES REVENUE)                     4.50         08/28/2008          3,018,278
   2,455,000  MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
              AUTHORITY)SS.+/-                                                          3.70         01/01/2010          2,455,000
   3,780,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
              SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK
              LOC)SS.+/-                                                                3.62         12/01/2034          3,780,000
   2,970,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING
              REVENUE, GO OF AUTHORITY)SS.+/-                                           3.68         01/01/2033          2,970,000
     935,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60         10/01/2021            935,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$  1,985,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60%        04/01/2025    $     1,985,000
   4,130,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60         04/01/2027          4,130,000
   2,700,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
              REVENUE, BANK OF NEW YORK LOC)SS.+/-                                      3.60         10/01/2032          2,700,000
   1,555,000  MONTICELLO MN SCHOOL DISTRICT #882 ANTICIPATION CTFS SERIES B
              (PROPERTY TAX REVENUE)                                                    4.13         08/05/2008          1,558,435
   2,725,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
              LOC)SS.+/-                                                                3.72         05/01/2026          2,725,000
   3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT  (MFHR LOC)SS.+/-        3.69         07/15/2032          3,120,000
   1,600,000  NEW LONDON SPICER MN INDEPENDENT SCHOOL DISTRICT #345
              (PROPERTY TAX REVENUE)                                                    4.25         09/23/2008          1,606,534
   1,900,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
              REVENUE (POWER REVENUE LOC)SS.+/-                                         3.66         01/01/2013          1,900,000
   1,760,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
              REVENUE, FHLMC)SS.+/-                                                     3.60         11/01/2035          1,760,000
   1,500,000  PLYMOUTH MN AT THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
              FHLMC INSURED)SS.+/-                                                      3.68         08/01/2034          1,500,000
     740,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
              NA LOC)SS.+/-                                                             3.84         10/01/2010            740,000
   2,375,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
              APARTMENTS LIMITED PARTNERSHIP SERIES A (HOUSING REVENUE,
              LASALLE NATIONAL BANK NA LOC)SS.+/-                                       3.68         10/01/2038          2,375,000
     830,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
              COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                3.67         11/01/2022            830,000
     370,000  SAINT LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE,
              FNMA INSURED)SS.+/-                                                       3.60         08/01/2034            370,000
     875,000  SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
              LOC)SS.+/-                                                                3.86         01/01/2030            875,000
     325,000  SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS
              PROJECT (HOUSING REVENUE, US BANK NALOC)SS.+/-                            3.60         04/15/2011            325,000
   4,000,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
              NATIONAL BANK NA LOC)SS.+/-                                               3.68         10/01/2037          4,000,000
     320,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.61         10/01/2025            320,000
   2,910,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-              3.60         10/01/2035          2,910,000
   4,815,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
              FNMA INSURED)SS.+/-                                                       3.69         09/15/2031          4,815,000
   1,945,000  ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                              3.86         02/01/2019          1,945,000
   1,305,000  ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
              HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK
              NA LOC)SS.+/-                                                             3.68         09/01/2035          1,305,000
     680,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
              DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                   3.69         06/01/2015            680,000
   2,265,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
              (WATER REVENUE LOC)SS.+/-                                                 3.60         12/01/2012          2,265,000
   1,535,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.67         05/01/2022          1,535,000
   3,225,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          3.72         03/01/2022          3,225,000
     595,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
              (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                   3.60         12/01/2025            595,000
     110,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
              FACILITIES REVENUE, BANK OF NEW YORK LOC)SS.+/-                           3.62         04/01/2036            110,000
   4,500,000  ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          3.69         12/01/2025          4,500,000
     580,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.62         05/01/2025            580,000
     745,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
              LOC)SS.+/-                                                                3.84         03/01/2018            745,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$    730,000  WEST ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #197 SERIES 602
              (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     3.67%        02/01/2012    $       730,000

                                                                                                                       124,881,447
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $124,881,448)                                                                      124,881,448
                                                                                                                   ---------------

COMMERCIAL PAPER: 3.10%
   4,000,000  ROCHESTER MN HEALTH CARE                                                  3.65         12/13/2007          4,000,000

TOTAL COMMERCIAL PAPER (COST $4,000,000)                                                                                 4,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $128,881,448)*                                               99.74%                                          $   128,881,448

OTHER ASSETS AND LIABILITIES, NET                                   0.26                                                   335,957
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   129,217,405
                                                                  ------                                           ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.96%
$ 64,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.74%        04/11/2008    $    64,000,000
  20,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.76         07/14/2008         20,000,000
   9,102,709  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008          9,102,709
  41,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.27         04/11/2008         41,000,000

TOTAL ASSET BACKED SECURITIES (COST $134,102,709)                                                                      134,102,709
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 5.77%
  12,000,000  BANK OF IRELAND (CONNECTICUT)                                             5.20         04/11/2008         12,000,000
 140,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                        5.37         11/10/2008        140,000,000
  99,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007         99,000,000
 135,500,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008        135,500,000
  80,000,000  NATIXIS+/-                                                                4.65         03/06/2008         80,000,000
  78,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008         77,993,516
  94,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         07/03/2008         93,934,630
 135,000,000  UNICREDITO ITALIANO (LONDON)                                              5.23         12/19/2007        135,000,000
  29,000,000  UNICREDITO ITALIANO (NEW YORK)+/-                                         4.70         05/02/2008         29,001,139

TOTAL CERTIFICATES OF DEPOSIT (COST $802,429,285)                                                                      802,429,285
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.50%
  69,439,385  PARAGON MORTGAGES PLC+++/-                                                4.64         12/15/2007         69,439,385

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $69,439,385)                                                            69,439,385
                                                                                                                   ---------------
COMMERCIAL PAPER: 41.36%
  49,000,000  ALPINE SECURITIZATION++^                                                  4.80         12/07/2007         48,973,867
  53,300,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007         53,269,797
  52,900,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007         52,847,747
   2,000,000  AMSTEL FUNDING CORPORATION++^                                             5.20         12/10/2007          1,997,978
  35,000,000  ANZ NATIONAL INTERNATIONAL LIMITED++^                                     4.62         04/25/2008         34,353,200
  19,000,000  AQUINAS FUNDING LLC++^                                                    5.23         01/04/2008         18,911,671
  46,500,000  AQUINAS FUNDING LLC++^                                                    5.02         02/19/2008         45,994,235
  15,000,000  ASPEN FUNDING CORPORATION++^                                              4.80         01/31/2008         14,882,000
  25,000,000  ASPEN FUNDING CORPORATION++^                                              4.91         02/12/2008         24,757,910
  50,000,000  ASSCHER FINANCE CORPORATION++^                                            5.23         12/03/2007         50,000,000
 149,750,000  ASSCHER FINANCE CORPORATION++^                                            5.21         12/10/2007        149,598,295
  19,373,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              4.80         01/18/2008         19,254,179
  76,399,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              4.75         01/25/2008         75,864,738
  10,000,000  ATLANTIS ONE FUNDING++^                                                   5.10         01/17/2008          9,936,250
  45,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008         44,798,112
   9,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/04/2007          8,998,725
  20,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/05/2007         19,994,333
  31,991,000  ATOMIUM FUNDING LLC++^                                                    5.22         01/17/2008         31,782,259
  30,000,000  BANK OF IRELAND++^                                                        4.56         04/25/2008         29,452,800
  30,000,000  BARTON CAPITAL LLC++^                                                     4.70         12/06/2007         29,988,250
  54,000,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007         53,970,780
  35,000,000  BARTON CAPITAL LLC++^                                                     5.00         12/12/2007         34,956,250
  55,000,000  BARTON CAPITAL LLC++^                                                     5.50         01/28/2008         54,529,444
   9,750,000  CAFCO LLC++^                                                              5.85         03/05/2008          9,602,653
  48,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       4.85         12/03/2007         48,000,000
  75,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.21         01/15/2008         74,533,271
  80,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.04         01/25/2008         79,406,400
   4,090,000  CHARIOT FUNDING LLC++^                                                    5.00         12/12/2007          4,084,888
  10,000,000  CHARIOT FUNDING LLC++^                                                    6.15         12/12/2007          9,984,625
  14,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/14/2007         13,978,611
  10,000,000  CIESCO LLC++^                                                             6.10         12/10/2007          9,988,139
  47,600,000  CIESCO LLC++^                                                             4.78         01/29/2008         47,239,747
 127,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.03         12/05/2007        126,964,511
 125,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.11         12/11/2007        124,858,056
  22,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.15         12/14/2007         21,965,381
  72,000,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007         72,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 20,000,000  CRC FUNDING LLC++^                                                        4.87%        02/06/2008    $    19,824,139
  49,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.64         12/14/2007         48,999,563
  29,000,000  EBBETS FUNDING LLC++^                                                     5.00         12/05/2007         28,991,944
  27,000,000  EBBETS FUNDING LLC++^                                                     5.03         12/05/2007         26,992,455
  10,600,000  EBBETS FUNDING LLC++^                                                     5.50         12/05/2007         10,596,761
  56,000,000  EBBETS FUNDING LLC++^                                                     5.12         12/12/2007         55,928,320
  55,000,000  EBBETS FUNDING LLC++^                                                     5.20         12/19/2007         54,872,889
  46,000,000  EBBETS FUNDING LLC++^                                                     5.30         12/26/2007         45,844,239
  25,000,000  ELYSIAN FUNDING LLC++^                                                    5.30         12/07/2007         24,985,278
   5,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.00         12/03/2007          5,000,000
  27,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.15         12/10/2007         26,972,962
   5,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.24         12/27/2007          4,982,533
  50,876,000  ERASMUS CAPITAL CORPORATION++^                                            5.25         01/07/2008         50,616,320
  11,819,000  ERASMUS CAPITAL CORPORATION++^                                            5.20         01/15/2008         11,745,591
  91,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         01/18/2008         90,386,053
 128,200,000  FAIRWAY FINANCE CORPORATION++^                                            5.08         12/10/2007        128,073,367
  15,000,000  FCAR OWNER TRUST I^                                                       5.22         12/19/2007         14,965,200
  65,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007         64,978,658
  13,750,000  GALAXY FUNDING INCORPORATED++^                                            4.89         01/24/2008         13,652,879
 123,000,000  GALLEON CAPITAL LLC++^                                                    5.04         12/04/2007        122,982,780
  13,000,000  GALLEON CAPITAL LLC++^                                                    4.70         12/10/2007         12,988,119
  80,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007         79,919,889
  75,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/12/2007         74,903,437
  29,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  5.10         12/17/2007         28,942,483
  18,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  4.82         01/29/2008         17,862,630
 130,500,000  GRAMPIAN FUNDING LLC++^                                                   5.23         01/07/2008        129,836,443
  34,750,000  GRAMPIAN FUNDING LLC++^                                                   5.04         01/23/2008         34,501,885
  25,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         02/11/2008         24,751,111
  10,000,000  GRAMPIAN FUNDING LLC++^                                                   5.13         03/20/2008          9,846,100
  22,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008         21,602,631
  32,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008         31,735,520
  17,000,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/07/2008         16,913,394
  10,800,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/23/2008         10,719,828
  14,200,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/24/2008         14,092,522
  50,000,000  IRISH LIFE & PERMANENT++^                                                 5.13         02/13/2008         49,487,000
  74,750,000  IRISH LIFE & PERMANENT++^                                                 5.07         02/14/2008         73,981,508
  21,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.00         12/14/2007         20,967,917
  52,500,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008         52,117,916
  47,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007         46,993,407
  50,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/05/2007         49,985,694
  16,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/07/2007         15,990,844
  22,385,000  LIBERTY STREET FUNDING LLC++^                                             5.17         12/12/2007         22,356,067
  30,000,000  LIBERTY STREET FUNDING LLC++^                                             5.11         12/13/2007         29,957,417
  38,000,000  MANE FUNDING CORPORATION++^                                               4.70         12/06/2007         37,985,117
   9,000,000  MONT BLANC CAPITAL CORPORATION++^                                         4.90         01/23/2008          8,937,525
  37,000,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.57         12/20/2007         37,000,000
  81,500,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/17/2008         80,974,325
  95,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/18/2008         94,373,634
  72,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.01         02/01/2008         72,015,045
  28,000,000  NEWPORT FUNDING CORPORATION++^                                            4.70         12/04/2007         27,996,344
  18,000,000  NEWPORT FUNDING CORPORATION++^                                            4.91         02/12/2008         17,825,695
  80,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.03         01/23/2008         79,429,933
  65,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                            4.82         01/25/2008         64,538,753
  37,109,000  OLD LINE FUNDING LLC++^                                                   5.05         12/03/2007         37,109,000
  12,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007         11,993,333
   4,000,000  OLD LINE FUNDING LLC++^                                                   5.08         12/07/2007          3,997,742
  13,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/13/2007         12,981,944
  25,000,000  PICAROS FUNDING LLC++^                                                    5.21         01/09/2008         24,866,132
  22,250,000  PRUDENTIAL PLC++^                                                         5.12         01/17/2008         22,107,600
  30,000,000  PRUDENTIAL PLC++^                                                         5.06         01/22/2008         29,789,167
  42,262,000  RANGER FUNDING COMPANY LLC++^                                             4.77         01/29/2008         41,942,816
  20,000,000  RANGER FUNDING COMPANY LLC++^                                             4.90         02/14/2008         19,801,278
  52,000,000  RANGER FUNDING CORPORATION LLC++^                                         4.78         01/28/2008         51,613,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$  2,000,000  REGENCY MARKETS #1 LLC++^                                                 5.10%        12/11/2007    $     1,997,733
  13,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/12/2007         12,983,588
  11,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/14/2007         10,983,026
  20,981,000  REGENCY MARKETS #1 LLC++^                                                 5.18         01/15/2008         20,851,186
  10,880,000  SCALDIS CAPITAL LLC++^                                                    4.84         01/30/2008         10,795,160
  30,000,000  SCALDIS CAPITAL LLC++^                                                    4.83         02/06/2008         29,738,375
  38,000,000  SCALDIS CAPITAL LLC++^                                                    5.40         03/03/2008         37,481,300
  49,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007         48,993,126
  38,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10         12/07/2007         37,978,466
  11,000,000  SHEFFIELD RECEIVABLES++^                                                  4.75         01/16/2008         10,936,139
  37,000,000  SIMBA FUNDING CORPORATION++^                                              4.70         12/07/2007         36,980,678
  14,750,000  SOLITAIRE FUNDING LLC++^                                                  6.15         12/13/2007         14,724,802
 145,000,000  SOLITAIRE FUNDING LLC++^                                                  5.15         01/15/2008        144,108,048
  29,000,000  SOLITAIRE FUNDING LLC++^                                                  4.92         01/22/2008         28,801,833
  25,000,000  STANFIELD VICTORIA FUNDING LLC++(k)                                       5.21         12/06/2007         24,989,146
  84,000,000  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    4.76         01/17/2008         83,997,946
  21,250,000  SURREY FUNDING CORPORATION++^                                             4.75         01/25/2008         21,101,398
 123,000,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/09/2008        122,346,426
  89,000,000  SWEDBANK MORTGAGE AB^                                                     4.82         02/29/2008         87,951,382
  44,690,000  SWEDISH NATIONAL HOUSING FINANCE++^                                       4.95         01/23/2008         44,376,611
  10,000,000  TEMPO FINANCE CORPORATION++^                                              6.10         12/13/2007          9,983,056
  45,000,000  TEMPO FINANCE CORPORATION++^                                              5.21         01/11/2008         44,746,013
   5,000,000  THAMES ASSET FINANCE CORPORATION++^                                       5.10         12/07/2007          4,997,167
  61,855,000  THAMES ASSET FINANCE CORPORATION++^                                       5.15         12/07/2007         61,819,605
  36,759,000  THAMES ASSET GLOBAL SECURITY++^                                           5.15         12/17/2007         36,685,380
   5,500,000  THUNDER BAY FUNDING LLC++^                                                5.05         12/06/2007          5,497,685
   6,000,000  THUNDER BAY FUNDING LLC++^                                                5.10         12/07/2007          5,996,600
  83,368,000  THUNDER BAY FUNDING LLC++^                                                4.90         02/04/2008         82,653,120
  61,000,000  THUNDER BAY FUNDING LLC++^                                                5.42         03/04/2008         60,155,082
  45,000,000  TULIP FUNDING CORPORATION++^                                              4.75         12/05/2007         44,988,125
 129,498,000  TULIP FUNDING CORPORATION++^                                              5.21         12/20/2007        129,179,399
  41,000,000  VARIABLE FUNDING CAPITAL++^                                               4.90         02/14/2008         40,592,619
  60,000,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007         60,000,000
  20,000,000  VERSAILLES CDS LLC++^                                                     4.90         12/13/2007         19,972,778
  26,250,000  VERSAILLES CDS LLC++^                                                     5.10         12/19/2007         26,190,500
 125,000,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++^                               5.17         01/10/2008        124,317,848
   3,000,000  WINDMILL FUNDING CORPORATION++^                                           5.10         12/07/2007          2,998,300
  65,000,000  YORKTOWN CAPITAL LLC++^                                                   4.73         01/29/2008         64,513,204
  40,492,000  YORKTOWN CAPITAL LLC++^                                                   4.77         01/29/2008         40,186,184

TOTAL COMMERCIAL PAPER (COST $5,748,432,563)                                                                         5,748,432,563
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 1.20%
  76,000,000  ALLIED IRISH BANKS PLC+++/-                                               4.67         11/18/2008         76,000,000
   4,855,000  CEI CAPITAL LLC+/-SS.                                                     5.07         03/01/2033          4,855,000
     950,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-SS.                            4.86         03/01/2023            950,000
   2,630,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                           5.07         09/01/2042          2,630,000
  42,070,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008         42,111,632
  10,000,000  LP PINEWOOD SPV+/-SS.                                                     5.07         02/01/2018         10,000,000
  30,060,000  MORGAN STANLEY+/-                                                         4.75         09/15/2008         29,931,313

TOTAL CORPORATE BONDS & NOTES (COST $166,477,945)                                                                      166,477,945
                                                                                                                   ---------------
EXTENDABLE BONDS: 11.69%
  90,500,000  BANK OF IRELAND+++/-                                                      4.75         12/19/2008         90,500,000
  72,000,000  BASF FINANCE EUROPE NV+++/-                                               5.17         12/19/2008         72,000,000
  98,000,000  BES FINANCE LIMITED+++/-                                                  4.76         12/01/2008         98,000,000
  98,500,000  BNP PARIBAS SA+/-                                                         5.66         09/16/2008         98,500,000
 118,000,000  CAISSE NATIONALE+++/-                                                     4.85         12/09/2008        118,000,000
 124,000,000  DNB NOR BANK ASA+++/-                                                     4.79         12/24/2008        124,000,000
 152,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008        152,000,982
 130,500,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008        130,500,000
 100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              4.81         06/06/2008        100,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS (continued)
$103,000,000  INTESA BANK (IRELAND) PLC+++/-                                            4.80%        12/24/2008    $   103,000,000
  83,000,000  IRISH LIFE & PERMANENT PLC+++/-                                           4.80         12/19/2008         82,999,868
  77,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.36         12/26/2008         77,000,000
  67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.83         12/17/2008         67,000,000
 121,500,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008        121,500,000
  45,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          4.72         07/03/2008         45,000,000
  64,000,000  NORTHERN ROCK PLC+++/-                                                    5.81         10/08/2008         64,000,000
  65,000,000  NORTHERN ROCK PLC+++/-                                                    4.75         10/31/2008         65,000,000
  15,000,000  PREMIUM ASSET TRUST+++/-                                                  4.71         12/12/2008         15,000,000

TOTAL EXTENDABLE BONDS (COST $1,624,000,850)                                                                         1,624,000,850
                                                                                                                   ---------------
MEDIUM TERM NOTES: 9.32%
  35,000,000  ATLAS CAPITAL FUNDING CORPORATION+++/-                                    4.66         12/10/2007         35,000,000
  62,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      4.64         07/11/2008         62,000,000
  82,750,000  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                              5.20         01/04/2008         82,748,639
 166,000,000  HBOS TREASURY SERVICES PLC+++/-                                           4.64         09/05/2008        166,000,000
  66,000,000  K2 (USA) LLC+++/-                                                         4.86         08/11/2008         65,990,936
  47,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.20         01/07/2008         46,999,110
  50,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.60         03/20/2008         50,004,367
  39,500,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.19         04/02/2008         39,496,200
  27,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                                  5.20         01/04/2008         26,999,541
  53,000,000  MORGAN STANLEY+/-                                                         4.70         10/31/2008         53,000,000
  35,000,000  NORDEA BANK AB+++/-                                                       4.66         09/08/2008         35,000,000
  96,000,000  NORDEA BANK AB+++/-                                                       4.68         09/10/2008         96,000,000
  74,000,000  PYXIS MASTER TRUST SERIES 2007-1+++/-(I)                                  4.76         12/20/2007         74,000,000
  71,000,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                        5.80         09/18/2008         71,000,000
  25,000,000  SEDNA FINANCE INCORPORATED+++/-                                           5.17         01/18/2008         24,999,381
  55,000,000  SEDNA FINANCE INCORPORATED+++/-                                           5.16         03/25/2008         54,997,480
 120,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008        120,000,000
  97,000,000  TOTTA IRELAND PLC+++/-                                                    4.67         09/05/2008         97,000,000
  30,200,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.67         12/06/2007         30,199,975
  30,000,000  ZELA FINANCE INCORPORATED+++/-                                            5.05         01/25/2008         29,999,564
  33,500,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.69         12/07/2007         33,499,963

TOTAL MEDIUM TERM NOTES (COST $1,346,181,156)                                                                        1,294,935,156
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.77%
   9,500,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
              REVENUE)+/-SS.                                                            4.95         11/01/2033          9,500,000
   9,555,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
              REVENUE)+/-SS.                                                            4.95         11/01/2036          9,555,000
     125,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                         4.87         12/15/2026            125,000
     130,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                         4.87         12/15/2026            130,000
     155,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                         4.87         12/15/2026            155,000
      60,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                         4.99         12/15/2026             60,000
     235,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                         4.87         12/15/2026            235,000
  22,055,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
              BANK OF AMERICA NA LOC)+/-SS.                                             4.83         11/01/2028         22,055,000
     900,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES
              A (IDR)+/-SS.(I)                                                          4.69         10/01/2021            900,000
  28,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
              SERIES D (HEFAR, AMBAC INSURED)+/-SS.                                     4.81         12/01/2046         28,000,000
  36,300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
              SERIES D (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                            4.81         06/01/2045         36,299,650
     625,000  SUSSEX WI ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC)+/-SS.             4.92         11/01/2020            625,000

TOTAL MUNICIPAL BONDS & NOTES (COST $107,639,650)                                                                      107,639,650
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PROMISSORY NOTES: 0.97%
$135,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-(I)                                  5.09%        01/28/2008    $   135,000,000

TOTAL PROMISSORY NOTES (COST $135,000,000)                                                                             135,000,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 3.32%
 133,200,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                   4.75                 --        133,200,000
  52,346,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.(E)                              4.89                 --         52,346,000
 275,700,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                            4.76                 --        275,700,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $410,000,000)                                                                461,246,000
                                                                                                                   ---------------
TIME DEPOSITS: 6.47%
 374,000,000  CALYON (PARIS)                                                            4.68         12/03/2007        374,000,000
 274,000,000  DANSKE BANK (COPENHAGEN)                                                  4.75         12/03/2007        274,000,000
 201,000,000  DEXIA BANK (GRAND CAYMAN)                                                 4.83         12/06/2007        201,000,000
  50,000,000  ING BANK (GRAND CAYMAN)                                                   4.77         12/03/2007         50,000,000

TOTAL TIME DEPOSITS (COST $899,000,000)                                                                                899,000,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 17.86%
 280,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $280,111,300)                                  4.77         12/03/2007        280,000,000
  57,364,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $57,386,085)                                   4.62         12/03/2007         57,364,000
 415,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES (MATURITY VALUE $415,163,579)                    4.73         12/03/2007        415,000,000
 415,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $415,162,542)                       4.70         12/03/2007        415,000,000
  32,500,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $32,512,783)                        4.72         12/03/2007         32,500,000
 622,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $622,239,988)                                  4.63         12/03/2007        622,000,000
 320,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $320,126,400)                                  4.74         12/03/2007        320,000,000
 340,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $340,134,300)                       4.74         12/03/2007        340,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,481,864,000)                                                                    2,481,864,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $13,924,567,543)*                                           100.19%                                          $13,924,567,543

OTHER ASSETS AND LIABILITIES, NET                                  (0.19)                                              (26,385,180)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $13,898,182,363
                                                                  ------                                           ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.71%

ALABAMA: 1.24%
$    435,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
              INSURED)+/-SS.                                                            3.75%        06/01/2025    $       435,000
   3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              BARRY PLANT PROJECT SERIES B (IDR)+/-SS.                                  3.71         09/01/2031          3,900,000
     500,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              THEODORE PLANT SERIES A (IDR)+/-SS.                                       3.71         04/01/2031            500,000

                                                                                                                         4,835,000
                                                                                                                   ---------------
ARIZONA: 0.59%
   2,300,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)+/-SS.              3.71         02/15/2031          2,300,000
                                                                                                                   ---------------
CALIFORNIA: 0.80%
   3,000,000  CALIFORNIA STATE (OTHER REVENUE)                                          4.00         06/30/2008          3,010,648
     100,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-SS.                  3.70         05/01/2008            100,000

                                                                                                                         3,110,648
                                                                                                                   ---------------
COLORADO: 3.35%
   2,000,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
              PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)+/-SS.                    3.66         01/01/2032          2,000,000
   7,175,000  DOUGLAS COUNTY CO LINCOLN POINTE LOFTS PROJECT (OTHER REVENUE, US
              BANK NA LOC)+/-SS.                                                        3.65         12/01/2039          7,175,000
   1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-SS.                            3.84         11/01/2020          1,250,000
   2,600,000  PITKIN COUNTY CO SKIING COMPANY PROJECT SERIES B (IDR, JPMORGAN
              CHASE BANK LOC)+/-SS.                                                     3.66         04/01/2014          2,600,000

                                                                                                                        13,025,000
                                                                                                                   ---------------
FLORIDA: 6.84%
   3,485,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT 2723 (AIRPORT
              REVENUE, AMBAC INSURED)+/-SS.                                             3.70         10/01/2015          3,485,000
   4,370,000  HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571 (AIRPORT REVENUE,
              MBIA INSURED)+/-SS.                                                       3.76         06/01/2020          4,370,000
   3,000,000  MIAMI DADE COUNTY FL                                                      3.40         01/29/2008          3,000,000
   6,000,000  MIAMI DADE COUNTY FL                                                      3.57         02/12/2008          6,000,000
   3,115,000  ORANGE COUNTY FL HOMEOWNER SERIES MT 118 (HOUSING REVENUE)+/-SS.          3.82         03/01/2034          3,115,000
   1,455,000  PALM BEACH COUNTY FL SCHOOL DISTRICT                                      3.77         01/16/2008          1,455,000
   5,185,000  SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                            3.82         01/01/2030          5,185,000

                                                                                                                        26,610,000
                                                                                                                   ---------------
GEORGIA: 7.08%
   2,240,000  ALBANY DOUGHERTY COUNTY GA HOSPITAL AUTHORITY REVENUE ANTICIPATION
              CTFS PHOEBE HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.            3.63         09/01/2032          2,240,000
  25,300,000  CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                            3.84         01/01/2023         25,300,000

                                                                                                                        27,540,000
                                                                                                                   ---------------
IDAHO: 0.53%
   2,045,000  BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION YELLOWSTONE
              PLASTICS PROJECT (IDR)+/-SS.                                              3.72         08/01/2014          2,045,000
                                                                                                                   ---------------
ILLINOIS: 5.79%
   5,725,000  AURORA IL SERIES E05 (SINGLE FAMILY HOUSING REVENUE, GNMA
              INSURED)+/-SS.                                                            3.72         06/01/2045          5,725,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$  1,985,000  GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO NA
              LOC)+/-SS.                                                                3.90%        04/01/2016    $     1,985,000
   3,335,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
              (IDR)+/-SS.                                                               3.90         06/01/2017          3,335,000
     700,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
              PROJECT (IDR)+/-SS.                                                       3.72         06/01/2011            700,000
     935,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE
              BANK LOC)+/-SS.                                                           3.90         12/01/2018            935,000
     905,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA
              REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                   3.68         05/15/2035            905,000
   2,600,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS APARTMENTS
              (HOUSING REVENUE, US BANK NA LOC)+/-SS.                                   3.72         05/01/2042          2,600,000
   2,070,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO
              NA LOC)+/-SS.                                                             3.90         10/01/2021          2,070,000
   2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
              CORPORATION LOC)+/-SS.                                                    3.73         07/01/2029          2,600,000
   1,660,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)+/-SS.                                                           3.90         12/01/2009          1,660,000

                                                                                                                        22,515,000
                                                                                                                   ---------------
INDIANA: 4.01%
   1,925,000  GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
              FHLMC INSURED)+/-SS.                                                      3.69         09/01/2029          1,925,000
   3,400,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY SCHNECK
              MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH THIRD BANK
              LOC)+/-SS.                                                                3.62         02/15/2036          3,400,000
     995,000  INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)+/-SS.              3.67         01/01/2035            995,000
   7,226,000  INDIANAPOLIS IN PEDCOR INVESTMENTS WATERFRONT SERIES A (HOUSING
              REVENUE, FHLMC INSURED)+/-SS.                                             3.71         01/01/2032          7,226,000
   2,040,000  WHITING IN INDUSTRIAL SEWER AND SOLID WASTE DISPOSAL REVENUE
              (IDR)+/-SS.                                                               3.70         01/01/2026          2,040,000

                                                                                                                        15,586,000
                                                                                                                   ---------------
IOWA: 3.74%
   6,000,000  DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
              LOC)+/-SS.                                                                3.69         08/01/2027          6,000,000
   1,320,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE, KBC
              BANK NV LOC)+/-SS.                                                        3.67         11/01/2036          1,320,000
   4,750,000  IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A (HCFR, MBIA INSURED)        5.13         07/01/2008          4,879,816
     100,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                      3.67         03/01/2036            100,000
     155,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.                                  3.62         04/01/2033            155,000
   2,115,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B (EDUCATIONAL
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                              4.25         01/25/2008          2,116,986

                                                                                                                        14,571,802
                                                                                                                   ---------------
KANSAS: 1.28%
   5,000,000  OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)+/-SS.           3.79         08/01/2027          5,000,000
                                                                                                                   ---------------
KENTUCKY: 2.12%
   4,155,000  DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE GENERALE
              LOC)+/-SS.                                                                3.73         07/01/2020          4,155,000
   2,275,000  KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)         4.50         06/26/2008          2,284,752

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
KENTUCKY (continued)
$  1,800,000  LEXINGTON-FAYETTE KY URBAN COUNTY AIRPORT CORPORATION FIRST
              MORTGAGE SERIES A (AIRPORT REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)+/-SS.                                                                3.66%        07/01/2028    $     1,800,000

                                                                                                                         8,239,752
                                                                                                                   ---------------
LOUISIANA: 1.28%
   5,000,000  ASCENSION PARISH LA                                                       3.50         03/13/2008          5,000,000
                                                                                                                   ---------------
MASSACHUSETTS: 0.44%
   1,695,000  BOSTON MA WATER & SEWER SERIES A                                          3.70         12/13/2007          1,695,000
                                                                                                                   ---------------
MICHIGAN: 6.66%
   3,165,000  DETROIT MI SEWER DISPOSAL (OTHER REVENUE, FGIC INSURED)+/-SS.             3.69         07/01/2036          3,165,000
   2,150,000  MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                        4.50         08/20/2008          2,162,112
   5,105,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH CREDIT
              (HOSPITAL REVENUE, CIFG INSURED)+/-SS.                                    3.69         11/01/2040          5,105,000
  15,485,000  WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE, MBIA INSURED)
              +/-SS.                                                                    3.74         12/01/2024         15,485,000

                                                                                                                        25,917,112
                                                                                                                   ---------------
MINNESOTA: 10.70%
   1,610,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
              YORK LOC)+/-SS.                                                           3.62         11/01/2035          1,610,000
   1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
              (MFHR, LASALLE NATIONAL BANK NA LOC)+/-SS.                                3.69         04/15/2035          1,985,000
   2,140,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION (AIRPORT
              REVENUE, FGIC INSURED)+/-SS.                                              3.82         01/01/2013          2,140,000
      90,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
              NA LOC)+/-SS.                                                             3.69         10/01/2032             90,000
   1,500,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM
              CERTIFICATES (EDUCATIONAL FACILITIES REVENUE)                             4.50         08/28/2008          1,509,139
     520,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
              SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.              3.62         12/01/2034            520,000
     525,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
              LOC)+/-SS.                                                                3.72         05/01/2026            525,000
   2,300,000  PLYMOUTH MN AT THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
              FHLMC INSURED)+/-SS.                                                      3.68         08/01/2034          2,300,000
   7,725,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
              APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
              LOC)+/-SS.                                                                3.68         10/01/2038          7,725,000
   4,950,000  ROCHESTER MN HEALTH CARE SERIES 92-C                                      3.65         12/13/2007          4,950,000
     780,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
              PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                        3.67         11/01/2022            780,000
   3,850,000  SAINT PAUL MINNESOTA HEATING REVENUE SERIES F (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                   3.69         12/01/2023          3,850,000
   2,205,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
              FNMA INSURED)+/-SS.                                                       3.69         09/15/2031          2,205,000
   6,000,000  ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
              HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA
              LOC)+/-SS.                                                                3.68         09/01/2035          6,000,000
     450,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA
              CREDIT LOCAL DE FRANCE LOC)+/-SS.                                         3.69         06/01/2015            450,000
     760,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR, DEXIA
              CREDIT LOCAL DE FRANCE LOC)+/-SS.                                         3.69         03/01/2018            760,000
   2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
              (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                     3.68         09/01/2035          2,595,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$  1,635,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                          3.72%        03/01/2022    $     1,635,000

                                                                                                                        41,629,139
                                                                                                                   ---------------
MISSISSIPPI: 0.19%
     740,000  MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM & GLASS
              PROJECT (IDR, COMERCIA BANK CA LOC)+/-SS.                                 3.81         01/01/2014            740,000
                                                                                                                   ---------------
MISSOURI:1.85%
   3,300,000  HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK ONE
              CHICAGO NA LOC)+/-SS.                                                     3.90         03/01/2010          3,300,000
   1,705,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
              THIRD BANK LOC)+/-SS.                                                     3.65         01/01/2030          1,705,000
     330,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SOUTHWEST
              BAPTIST UNIVERSITY PROJECT (HCFR, BANK OF AMERICA NA LOC)+/-SS.           3.67         10/01/2033            330,000
   1,845,000  MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)                 4.75         09/01/2008          1,857,659

                                                                                                                         7,192,659
                                                                                                                   ---------------
NEW MEXICO: 0.72%
   1,300,000  NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
              PROJECT SERIES A (HOUSING REVENUE, US BANK NA LOC)+/-SS.                  3.66         12/01/2044          1,300,000
   1,500,000  NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT APARTMENTS
              PROJECT SERIES B (HOUSING REVENUE, US BANK NA LOC)+/-SS.                  3.66         12/01/2044          1,500,000
                                                                                                                         2,800,000
                                                                                                                   ---------------
NORTH CAROLINA: 2.26%
   3,200,000  LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
              COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                  3.76         07/01/2027          3,200,000
   5,600,000  SURRY COUNTY NC INDUSTRIAL FACILITIES & PCFA OTTENWELLER COMPANY
              SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                   3.67         06/01/2027          5,600,000

                                                                                                                         8,800,000
                                                                                                                   ---------------
NORTH DAKOTA: 1.67%
   3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
              REVENUE, LLOYDS BANK LOC)+/-SS.                                           3.67         07/01/2037          3,000,000
   3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
              REVENUE)+/-SS.                                                            3.67         01/01/2035          3,500,000
                                                                                                                         6,500,000
                                                                                                                   ---------------
OHIO: 0.90%
   1,280,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
              CHICAGO NA LOC)+/-SS.                                                     3.90         10/01/2021          1,280,000
   2,235,000  OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
              CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)+/-SS.                   3.62         05/15/2019          2,235,000

                                                                                                                         3,515,000
                                                                                                                   ---------------
OKLAHOMA: 0.04%
     170,000  OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
              PROJECTS SERIES D4 (LEASE REVENUE, CIFG INSURED)+/-SS.                    3.65         07/01/2034            170,000
                                                                                                                   ---------------
OTHER: 8.48%
      15,000  CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
              (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-SS.++            3.93         02/01/2030             15,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
OTHER (continued)
$ 32,990,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
              (OTHER REVENUE, FHLMC INSURED)+/-SS.                                      3.83%        07/01/2041    $    32,990,000

                                                                                                                        33,005,000
                                                                                                                   ---------------
PENNSYLVANIA: 0.34%
   1,300,000  PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE, BANK
              OF AMERICA NA LOC)                                                        4.50         06/27/2008          1,305,548
                                                                                                                   ---------------
SOUTH CAROLINA: 2.31%
   5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH ATLANTIC
              CANNERS PROJECT (IDR, WACHOVIA BANK LOC)+/-SS.                            3.71         12/01/2021          5,000,000
   4,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY ROCKY
              CREEK (MFHR, WACHOVIA BANK LOC)+/-SS.                                     3.69         01/01/2048          4,000,000

                                                                                                                         9,000,000
                                                                                                                   ---------------
TENNESSEE: 7.26%
   1,345,000  COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
              PRODUCTS PROJECT (IDR, M&I MARSHALL & ILSLEY LOC)+/-SS.                   3.72         06/01/2016          1,345,000
   8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
              COMPANY PROJECT (IDR, LASALLE BANK NA LOC)+/-SS.                          3.79         05/01/2020          8,000,000
   2,200,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
              (IDR, US BANK NA LOC)+/-SS.                                               3.79         01/01/2017          2,200,000
   7,425,000  SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                          3.82         01/01/2030          7,425,000
   2,925,000  SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL
              FINANCE (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                  3.82         01/01/2030          2,925,000
   6,355,000  SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES EDEN
              POINTE APARTMENTS (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                 3.74         03/01/2040          6,355,000

                                                                                                                        28,250,000
                                                                                                                   ---------------
TEXAS: 5.95%
   7,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX
              REVENUE, MBIA INSURED)+/-SS.                                              3.70         10/01/2014          7,500,000
   2,100,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT MEREY SWEENY LP PROJECT
              SERIES A (IDR, BANK OF AMERICA NA LOC)+/-SS.                              3.70         04/01/2021          2,100,000
   3,990,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z (AIRPORT
              REVENUE, MBIA INSURED)+/-SS.                                              3.70         11/01/2011          3,990,000
   1,500,000  RIESEL TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE DISPOSAL
              SANDY CREEK ENERGY ASSOCIATION (SOLID WASTE REVENUE, CREDIT SUISSE
              FIRST BOSTON LOC)+/-SS.                                                   3.72         10/01/2042          1,500,000
   8,000,000  TEXAS STATE TRAN (OTHER REVENUE)                                          4.50         08/28/2008          8,045,462

                                                                                                                        23,135,462
                                                                                                                   ---------------
UTAH: 3.21%
   5,000,000  UTAH HOUSING CORPORATION POINTE APARTMENTS PROJECT (OTHER REVENUE,
              US BANK NA LOC)+/-SS.                                                     3.66         08/01/2024          5,000,000
   7,500,000  UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A (HOUSING
              REVENUE)+/-SS.                                                            3.80         07/01/2038          7,500,000

                                                                                                                        12,500,000
                                                                                                                   ---------------
VIRGINIA: 0.26%
   1,000,000  KING GEORGE COUNTY VA IDA EXEMPT FACILITIES REVENUE BIRCHWOOD
              POWER PARTNERS PROJECT (IDR LOC)+/-SS.                                    3.71         11/01/2025          1,000,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON: 3.77%
$  4,700,000  PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY
              MARINE SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT
              (AIRPORT REVENUE, CITIBANK NA LOC)+/-SS.                                  3.67%        12/31/2021    $     4,700,000
   7,245,000  SCA TAX-EXEMPT TRUST PT-2519 WASHINGTON STATE HOUSING FINANCE
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                          3.82         01/01/2030          7,245,000
     120,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF PUGET
              SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                                3.61         10/01/2036            120,000
   2,585,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
              MEADOWS APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA INSURED)+/-SS.        3.69         07/15/2033          2,585,000

                                                                                                                        14,650,000
                                                                                                                   ---------------
 WISCONSIN: 4.05%
   1,535,000  ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR)+/-SS.                3.72         05/01/2020          1,535,000
     925,000  MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)+/-SS.               3.72         05/01/2020            925,000
   3,500,000  MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A
              (IDR)+/-SS.                                                               3.72         11/01/2028          3,500,000
   2,890,000  NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)+/-SS.                3.72         07/01/2021          2,890,000
   1,405,000  OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA LOC)+/-SS.        3.74         06/01/2021          1,405,000
   3,410,000  WISCONSIN STATE (PROPERTY TAX REVENUE, GO OF AUTHORITY)                   5.00         05/01/2008          3,426,946
   1,195,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELOIT
              COLLEGE PROJECT (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)+/-SS.                                                            3.65         06/01/2037          1,195,000
     900,000  WISCONSIN STATE HEFAR AURORA HEALTH CARE SERIES C (HCFR,
              MARSHALL & ISLEY BANK LOC)+/-SS.                                          3.62         04/01/2028            900,000

                                                                                                                        15,776,946
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $387,960,068)                                                                      387,960,068
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $387,960,068)*                                               99.71%                                          $   387,960,068

OTHER ASSETS AND LIABILITIES, NET                                   0.29                                                 1,146,267
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   389,106,335
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 94.40%

ALABAMA: 6.58%
$  7,940,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.75%        06/01/2025    $     7,940,000
   5,900,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
              HOUSING REVENUE (OTHER REVENUE LOC)SS.+/-                                 3.60         07/01/2037          5,900,000
  27,350,000  COLUMBIA AL IDA SERIES A (IDR)SS.+/-                                      3.62         06/01/2022         27,350,000
  17,265,000  COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                      3.62         05/01/2022         17,265,000
  10,000,000  DCH AL HEALTH CARE AUTHORITY (HCFR, REGIONS BANK LOC)SS.+/-               3.61         06/01/2020         10,000,000
   8,700,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)SS.+/-                3.62         06/01/2028          8,700,000
  42,950,000  JEFFERSON COUNTY AL SERIES C4 (SEWER REVENUE, XLCA COMPANY
              INSURED)SS.+/-                                                            3.62         02/01/2040         42,950,000
  45,000,000  JEFFERSON COUNTY AL SERIES C6 (SEWER REVENUE, XL CAPITAL ASSURANCE
              COMPANY INSURED)SS.+/-                                                    3.62         02/01/2040         45,000,000
  23,400,000  JEFFERSON COUNTY AL SERIES C7 (SEWER REVENUE, XLCA COMPANY
              INSURED)SS.+/-                                                            3.61         02/01/2040         23,400,000
  15,070,000  JEFFERSON COUNTY AL SUBSERIES B2 (SEWER REVENUE, XLCA COMPANY
              INSURED)SS.+/-                                                            3.61         02/01/2042         15,070,000
  31,995,000  JEFFERSON COUNTY AL SUBSERIES B5 (SEWER REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)SS.+/-                                          3.61         02/01/2042         31,995,000
   3,760,000  JEFFERSON COUNTY AL SUBSERIES B6 (SEWER REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)SS.+/-                                          3.57         02/01/2042          3,760,000
  15,000,000  MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
              PROJECT(OTHER REVENUE, REGIONS BANK LOC)SS.+/-                            3.60         09/01/2037         15,000,000
  12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              PROJECT SERIES C (IDR)SS.+/-                                              3.69         08/01/2017         12,000,000
   3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM INCORPORATED SERIES
              B (IDR, WACHOVIA BANK LOC)SS.+/-                                          3.60         06/01/2032          3,900,000
  40,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
              (HFFA REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                 3.61         02/01/2040         40,000,000
  11,450,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
              SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
              REVENUE, REGIONS BANK LOC)SS.+/-                                          3.60         09/01/2024         11,450,000
   5,595,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
              (NURSING HOME REVENUE, MBIA INSURED)SS.+/-                                3.68         11/15/2029          5,595,000
   5,750,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
              UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)SS.+/-         3.60         03/01/2025          5,750,000
   7,000,000  TUSCALOOSA AL SPECIAL CARE FACILITIES FINANCING AUTHORITY CAPSTONE
              VILLAGE SERIES C (HCFR, BANQUE NATIONALE PARIS LOC)SS.+/-                 3.62         08/01/2010          7,000,000

                                                                                                                       340,025,000
                                                                                                                   ---------------
ALASKA: 0.46%
   7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057 (HOUSING
              REVENUE, MBIA INSURED)SS.+/-                                              3.86         06/01/2026          7,495,000
   6,445,000  ANCHORAGE AK PLANT 2657 (LEASE REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.67         02/01/2018          6,445,000
  10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.61         06/30/2010         10,000,000

                                                                                                                        23,940,000
                                                                                                                   ---------------
ARIZONA: 0.45%
  10,200,000  GREATER ARIZONA DEVELOPMENT AUTHORITY SERIES 2056 (OTHER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.66         08/01/2015         10,200,000
  10,425,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.60         04/15/2030         10,425,000
   2,700,000  PHOENIX AZ IDA VALLEY OF THE SUN YMCA PROJECT (OTHER REVENUE,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.62         01/01/2031          2,700,000

                                                                                                                        23,325,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA: 4.05%                                                                 INTEREST RATE
$ 43,200,000  CALIFORNIA STATE (OTHER REVENUE)                                          4.00%        06/30/2008    $    43,353,324
  26,450,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-            3.64         11/01/2037         26,450,000
   5,450,000  CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.65         08/01/2025          5,450,000
   2,900,000  CALIFORNIA STATEWIDE CDA REVENUESS.+/-                                    3.64         07/01/2044          2,900,000
   1,605,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)SS.+/-             3.64         10/01/2041          1,605,000
  14,410,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 235 (WATER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.64         07/01/2029         14,410,000
     920,000  ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                   3.64         09/01/2036            920,000
   3,300,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.76         09/01/2025          3,300,000
  25,000,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                                4.50         06/30/2008         25,116,271
  15,000,000  LOS ANGELES CA USD%%                                                      4.00         12/29/2008         15,126,450
   6,050,000  LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.65         01/01/2028          6,050,000
   1,075,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                        3.64         06/15/2021          1,075,000
   9,675,000  PUTTABLE FLOATING OPTION TAX EXEMPT (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.68         05/15/2032          9,675,000
     425,000  RIVERSIDE CA COMMUNITY COLLEGE CLASS A (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.64         08/01/2032            425,000
   2,135,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER & SEWER
              REVENUE)SS.+/-                                                            3.64         12/01/2035          2,135,000
  30,000,000  SACRAMENTO COUNTY CA TRAN SERIES A (OTHER REVENUE)                        4.25         07/09/2008         30,102,789
  10,000,000  SAN LORENZO CA USD ALAMEDA COUNTY (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.67         08/01/2037         10,000,000
   8,895,000  UNIVERSITY OF CALIFORNIA SERIES D52 (OTHER REVENUE, FGIC INSURED)
              SS.+/-                                                                    3.65         05/15/2027          8,895,000
   2,205,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.76         01/01/2021          2,205,000

                                                                                                                       209,193,834
                                                                                                                   ---------------
COLORADO: 2.61%
   5,315,000  ADAMS COUNTY CO (MFHR, FNMA INSURED)SS.+/-                                3.86         01/01/2026          5,315,000
   1,500,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-           3.65         11/01/2020          1,500,000
  37,525,000  AURORA CO WATER IMPROVEMENT (OTHER REVENUE, AMBAC INSURED)SS.+/-          3.66         08/01/2039         37,525,000
  13,785,000  BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT (TAX
              INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                    3.60         12/01/2030         13,785,000
  12,000,000  CENTERRA CO METROPOLITAN DISTRICT #1 (ECONOMIC DEVELOPMENT
              REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                                3.61         12/01/2029         12,000,000
   5,000,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
              DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-                     3.63         12/01/2028          5,000,000
   7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
              AMERICA NA LOC)SS.+/-                                                     3.61         12/01/2036          7,560,000
   3,980,000  DENVER CO CITY & COUNTY SERIES D37 (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.67         11/15/2032          3,980,000
  14,975,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-           3.65         01/01/2025         14,975,000
   5,240,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               3.67         12/15/2012          5,240,000
   3,225,000  MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION SERIES
              684 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                            3.67         12/01/2012          3,225,000
   6,665,000  MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT APARTMENTS
              PROJECT (MFHR, US BANK NA LOC)SS.+/-                                      3.63         11/01/2033          6,665,000
  10,600,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
              NATIONALE PARIS LOC)SS.+/-                                                3.63         12/01/2030         10,600,000
   7,365,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY
              TAX REVENUE, US BANK NA LOC)SS.+/-                                        3.63         11/15/2034          7,365,000

                                                                                                                       134,735,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DISTRICT OF COLUMBIA: 1.10%
$  5,275,000  DEUTSCHE BANK SPEARS LIFERS TRUST 249 (COLLEGE & UNIVERSITY
              REVENUE, MBIA INSURED)SS.+/-                                              3.65%        10/01/2029    $     5,275,000
   5,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST 254 (TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.65         06/01/2036          5,000,000
   9,990,000  DEUTSCHE BANK SPEARS LIFERS TRUST 255 (TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.65         10/01/2025          9,990,000
  14,890,000  DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN (OTHER
              REVENUE, WACHOVIA BANK LOC)SS.+/-                                         3.64         04/01/2036         14,890,000
  21,500,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4154 (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              3.75         06/01/2031         21,500,000

                                                                                                                        56,655,000
                                                                                                                   ---------------
FLORIDA: 4.58%
   8,415,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING CARE OAK
              HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)SS.+/-                     3.62         10/01/2037          8,415,000
   8,000,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES
              A (HCFR, BNP PARIBAS LOC)SS.+/-                                           3.62         10/01/2032          8,000,000
   4,700,000  BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES 657
              (TAX INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                             3.67         10/01/2012          4,700,000
   4,000,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA BANK LOC)SS.+/-          3.61         08/01/2031          4,000,000
   8,835,000  BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR,
              FHLMC INSURED)SS.+/-                                                      3.60         07/01/2031          8,835,000
  11,450,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A (OTHER
              REVENUE, FNMA INSURED)SS.+/-                                              3.60         04/15/2036         11,450,000
   4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
              REVENUE, US BANK NA LOC)SS.+/-                                            3.59         07/01/2025          4,000,000
   9,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A FLORIDA STATE
              BOARD OF EDUCATION LOTTERY SERIES B (OTHER REVENUE, FGIC INSURED)
              SS.+/-                                                                    3.70         07/01/2019          9,000,000
   5,100,000  FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                                   3.60         12/01/2013          5,100,000
   1,700,000  FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING REVENUE,
              MBIA INSURED)SS.+/-                                                       3.67         01/01/2016          1,700,000
  12,620,000  FLORIDA KEYS AQUEDUCT AUTHORITY SERIES 2096 (WATER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.71         09/01/2037         12,620,000
   5,130,000  FLORIDA STATE TURNPIKE AUTHORITY DEPARTMENT OF TRANSPORTATION
              SERIES B (TOLL ROAD REVENUE)                                              5.50         07/01/2008          5,233,505
     455,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HCFR,
              WACHOVIA BANK LOC)SS.+/-                                                  3.76         12/01/2014            455,000
   3,690,000  HIGHLANDS COUNTY FL ADVENTIST HEALTH SERIES B (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.58         11/15/2031          3,690,000
   4,610,000  JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HEALTHCARE
              FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-                              3.60         08/15/2021          4,610,000
   3,150,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY CHARITY OB GROUP C
              (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                    3.60         08/15/2019          3,150,000
   6,115,000  MARION COUNTY FL SCHOOL BOARD COP SERIES D7 (LEASE REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.67         06/01/2025          6,115,000
  14,915,000  MIAMI DADE COUNTY FL SPECIAL OBLIGATION (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.66         04/01/2025         14,915,000
  15,780,000  NORTH BROWARD FL HOSPITAL DISTRICT (OTHER REVENUE, MBIA INSURED)
              SS.+/-                                                                    3.59         01/15/2027         15,780,000
   1,415,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK
              OF AMERICA NA LOC)SS.+/-                                                  3.61         05/01/2027          1,415,000
   3,230,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
              (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-                    3.64         03/01/2027          3,230,000
   3,400,000  PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT (PRIVATE
              SCHOOL REVENUE, WACHOVIA BANK LOC)SS.+/-                                  3.62         08/01/2031          3,400,000
     280,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
              UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                 3.64         05/01/2025            280,000
   1,030,000  PALM BEACH COUNTY FL SCHOOL DISTRICT                                      3.77         01/16/2008          1,030,000
   5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
              (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION LOC)
              SS.+/-                                                                    3.60         05/01/2031          5,500,000
   7,655,000  PALM COAST FL UTILITY SYSTEM SERIES D22 (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.67         10/01/2027          7,655,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$ 56,925,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
              GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)SS.
              +/-                                                                       3.62%        06/01/2036    $    56,925,000
   5,090,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT (OTHER
              REVENUE, WACHOVIA BANK LOC)SS.+/-                                         3.63         10/01/2041          5,090,000
   2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)SS.
              +/-                                                                       3.86         10/01/2010          2,200,000
   4,200,000  SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION REVENUE
              (OTHER REVENUE LOC)SS.+/-                                                 3.66         07/01/2016          4,200,000
  14,300,000  TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HEFAR)SS.+/-                    3.60         10/01/2037         14,300,000

                                                                                                                       236,993,505
                                                                                                                   ---------------
GEORGIA: 2.36%
  14,695,000  ALBANY DOUGHERTY COUNTY GA HOSPITAL AUTHORITY REVENUE ANTICIPATION
              CERTIFICATES PHOEBE HOSPITAL (HCFR LOC)SS.+/-                             3.63         09/01/2032         14,695,000
   5,405,000  ATLANTA GA (OTHER REVENUE, FGIC INSURED)SS.+/-                            3.69         01/01/2030          5,405,000
  37,790,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER
              CORPORATION SERIES A (IDR, FGIC INSURED)SS.+/-                            3.57         01/01/2019         37,790,000
   1,185,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES SERIES
              580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)SS.+/-                    3.67         07/15/2012          1,185,000
  25,065,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
              LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND LOC)SS.+/-         3.61         07/01/2017         25,065,000
   5,205,000  FULTON DE KALB GA ROCS RR II R 2074 (HCFR, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.66         01/01/2020          5,205,000
  18,040,000  GEORGIA LOCAL GOVERNMENT COP SERIES K (GO POLITICAL SUBDIVISION)
              SS.+/-                                                                    3.66         12/01/2022         18,040,000
   5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
              PROJECT SERIES A (OTHER REVENUE)SS.+/-                                    3.64         10/01/2036          5,500,000
   9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)SS.+/-        3.59         01/01/2034          9,285,000

                                                                                                                       122,170,000
                                                                                                                   ---------------
HAWAII: 0.26%
   7,235,000  HAWAII STATE (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-           3.66         07/01/2019          7,235,000
   6,440,000  HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES, MBIA
              INSURED)SS.+/-                                                            3.66         10/01/2021          6,440,000

                                                                                                                        13,675,000
                                                                                                                   ---------------
ILLINOIS: 9.47%
   5,000,000  CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY TAX
              REVENUE)SS.+/-                                                            3.66         06/01/2021          5,000,000
   8,900,000  CHICAGO IL BOARD OF EDUCATION SERIES E1 (PROPERTY TAX REVENUE,
              CIFG INSURED)SS.+/-                                                       3.60         03/01/2026          8,900,000
  15,840,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
              INSURED)SS.+/-                                                            3.66         01/01/2026         15,840,000
   5,345,000  CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
              GOVERNMENTS, AMBAC INSURED)SS.+/-                                         3.66         01/01/2024          5,345,000
   4,565,000  CHICAGO IL SERIES B24 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.67         01/01/2025          4,565,000
  18,000,000  CHICAGO IL SERIES E (OTHER REVENUE, MBIA INSURED)SS.+/-                   3.58         01/01/2042         18,000,000
   5,000,000  CHICAGO IL SERIES G (OTHER REVENUE, MBIA INSURED)SS.+/-                   3.58         01/01/2042          5,000,000
   5,700,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)SS.+/-          3.64         01/01/2027          5,700,000
  18,580,000  COOK COUNTY IL (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-             3.72         11/15/2025         18,580,000
   9,422,500  COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX REVENUE,
              FGIC INSURED)SS.+/-                                                       3.71         11/15/2028          9,422,500
   5,500,000  EAGLE TAX EXEMPT TRUST CERTIFICATES 20021306 CLASS A (RECREATIONAL
              FACILITIES REVENUE LOC, FGIC INSURED)SS.+/-                               3.70         01/01/2029          5,500,000
   5,125,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A ILLINOIS
              STATE (GO - STATES, TERRITORIES, FGIC INSURED)SS.+/-                      3.70         02/01/2019          5,125,000
   5,700,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
              (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-          3.63         01/01/2033          5,700,000
   6,255,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY PROJECT
              (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                     3.60         12/01/2024          6,255,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$  4,080,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LITTLE CITY FOUNDATION
              PROJECT (HFFA REVENUE)SS.+/-                                              3.62%        02/01/2019    $     4,080,000
   4,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
              (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                   3.63         10/01/2031          4,300,000
   9,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
              (HCFR, NORTHERN TRUST CORPORATION LOC)SS.+/-                              3.60         04/01/2035          9,000,000
  14,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
              PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.
              +/-                                                                       3.63         04/01/2025         14,500,000
  11,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
              PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK LOC)SS.
              +/-                                                                       3.60         07/01/2033         11,600,000
  10,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                            3.60         06/01/2024         10,000,000
  11,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY PROJECT
              (IDR, BANK ONE CHICAGO NA LOC)+/-                                         3.63         09/01/2008         11,300,000
   5,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
              SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)
              SS.+/-                                                                    3.60         12/15/2025          5,000,000
     185,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
              (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                     3.63         03/01/2028            185,000
   5,635,000  ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA (OTHER
              REVENUE)SS.+/-                                                            3.63         11/01/2037          5,635,000
  12,750,000  ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-            3.60         07/01/2035         12,750,000
  17,780,000  ILLINOIS FINANCE AUTHORITY OSF HEALTHCARE SYSTEM SERIES G (HCFR,
              WACHOVIA BANK LOC)SS.+/-                                                  3.66         11/15/2024         17,780,000
  26,075,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
              NORTHERN TRUST CORPORATION LOC)SS.+/-                                     3.60         09/01/2024         26,075,000
  24,000,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                   3.68         05/15/2035         24,000,000
  10,400,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                            3.60         02/01/2035         10,400,000
  13,000,000  ILLINOIS FINANCE AUTHORITY SAINT IGNATIUS COLLEGE (PRIVATE SCHOOL
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                   3.63         12/01/2036         13,000,000
  41,870,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
              TERRITORIES, NORTHERN TRUST CORPORATION LOC)SS.+/-                        3.59         09/01/2035         41,870,000
   5,820,000  ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-            3.61         01/01/2037          5,820,000
   8,000,000  ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN
              TRUST CORPORATION LOC)SS.+/-                                              3.60         11/01/2035          8,000,000
   5,700,000  ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
              INSURED)SS.+/-                                                            3.63         08/01/2015          5,700,000
  20,535,000  ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
              INSURED)SS.+/-                                                            3.64         05/15/2024         20,535,000
   6,705,000  ILLINOIS MUNICIPAL ELECTRIC AGENCY POWER SUPPLY SERIES 2129 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                              3.67         02/01/2015          6,705,000
   6,705,000  ILLINOIS MUNICIPAL ELECTRIC AGENCY POWER SUPPLY SERIES 2130 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                              3.67         02/01/2015          6,705,000
   4,500,000  ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.86         06/15/2019          4,500,000
     200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC INSURED)SS.
              +/-                                                                       3.67         11/01/2012            200,000
   2,275,000  ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC INSURED)SS.
              +/-                                                                       3.67         11/01/2012          2,275,000
   7,530,000  ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-                  3.66         05/01/2012          7,530,000
   5,190,000  ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA INSURED)SS.
              +/-                                                                       3.66         10/01/2020          5,190,000
  24,910,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE & LOCAL
              GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-                               3.66         01/01/2014         24,910,000
   4,100,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                   3.61         10/01/2032          4,100,000
   7,555,000  KANE COUNTY IL COMMUNITY SCHOOL DISTRICT #304 (OTHER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.66         01/01/2024          7,555,000
   4,500,000  NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID WASTE
              REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                            3.63         05/01/2015          4,500,000
   8,470,000  ORLAND HILLS IL MFHR SERIES A LASALLE NATIONAL BANK LOC (HOUSING
              REVENUE LOC)SS.+/-                                                        3.62         12/01/2014          8,470,000
  18,455,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4454 (OTHER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.74         01/01/2024         18,455,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$  2,570,000  WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.61%        12/01/2032    $     2,570,000
   5,688,000  WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT (OTHER
              REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                              3.61         12/01/2025          5,688,000

                                                                                                                       489,815,500
                                                                                                                   ---------------
INDIANA: 2.30%
  11,325,000  DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING CORPORATION
              (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-                            3.66         07/15/2019         11,325,000
  12,125,000  DYER IN RDA ECONOMIC DEVELOPMENT (LEASE REVENUE, CIFG
              INSURED)SS.+/-                                                            3.75         07/15/2023         12,125,000
   5,400,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
              REVENUE, MBIA INSURED)SS.+/-                                              3.67         07/15/2012          5,400,000
   6,560,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY SCHNECK
              MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH THIRD BANK
              LOC)SS.+/-                                                                3.62         02/15/2036          6,560,000
  11,120,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH THIRD
              BANK LOC)SS.+/-                                                           3.61         01/01/2022         11,120,000
   1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES
              A (HCFR, US BANK NA LOC)SS.+/-                                            3.67         10/01/2032          1,245,000
   7,055,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES A
              MBIA INSURED (HCFR LOC)SS.+/-                                             3.63         12/01/2015          7,055,000
  16,335,000  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM (ELECTRIC
              REVENUE, AMBAC INSURED)SS.+/-                                             3.66         01/01/2025         16,335,000
     605,000  INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)SS.+/-              3.67         01/01/2035            605,000
   7,600,000  INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)SS.+/-                     3.64         11/01/2019          7,600,000
     400,000  INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL INDIANA
              (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-             3.60         12/01/2036            400,000
   8,330,000  INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY
              REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                      3.67         10/01/2030          8,330,000
   1,980,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL ROAD
              REVENUE, FGIC INSURED)SS.+/-                                              3.67         12/01/2022          1,980,000
   2,040,000  INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)
              SS.+/-                                                                    3.66         08/01/2023          2,040,000
   5,795,000  NOBLESVILLE IN MULTIPLE SCHOOL BUILDING CORPORATION (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.69         07/15/2022          5,795,000
   8,995,000  ROCKPORT IN SERIES A (POLLUTION CONTROL REVENUE, FGIC INSURED)SS.+/-      3.67         06/01/2021          8,995,000
   5,355,000  SHELBYVILLE IN CENT RENOVATION SCHOOL BUILDING CORPORATION (OTHER
              REVENUE, MBIA INSURED)SS.+/-                                              3.72         07/15/2018          5,355,000
   6,575,000  ZIONVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATION PT 2869 (LEASE
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.75         07/15/2023          6,575,000

                                                                                                                       118,840,000
                                                                                                                   ---------------
IOWA: 1.93%
   8,390,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE, KBC
              BANK NV LOC)SS.+/-                                                        3.67         11/01/2026          8,390,000
   2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR,
              FHLMC INSURED)SS.+/-                                                      3.69         05/01/2031          2,960,000
   9,465,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.67         03/01/2036          9,465,000
   4,500,000  IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                                 3.67         10/01/2012          4,500,000
   5,715,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
              (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                  3.63         06/01/2039          5,715,000
   4,700,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
              LOC)SS.+/-                                                                3.67         05/01/2029          4,700,000
  14,235,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                  3.62         04/01/2033         14,235,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
IOWA (continued)
$  1,900,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
              UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
              PLC LOC)SS.+/-                                                            3.67%        10/01/2033    $     1,900,000
  13,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF
              DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
              LOC)SS.+/-                                                                3.62         04/01/2035         13,000,000
  19,970,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B (EDUCATIONAL
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                              4.25         01/25/2008         19,988,755
  15,000,000  IOWA STATE TRAN (OTHER REVENUE)                                           4.00         06/30/2008         15,063,150

                                                                                                                        99,916,905
                                                                                                                   ---------------
KENTUCKY: 1.09%
   9,610,000  JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE PROJECT
              SERIES (LEASE REVENUE, WACHOVIA BANK LOC)SS.+/-                           3.61         09/01/2029          9,610,000
  31,275,000  KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)         4.50         06/26/2008         31,409,057
   6,000,000  KENTUCKY STATE MUNICIPAL POWER AGENCY (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.66         09/01/2024          6,000,000
   9,425,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
              PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)SS.+/-           3.59         01/01/2034          9,425,000

                                                                                                                        56,444,057
                                                                                                                   ---------------
LOUISIANA: 2.12%
  15,000,000  ABN AMRO MUNITOPS CTFS TRUST 2002-17 (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.65         06/01/2010         15,000,000
  11,635,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)SS.+/-       3.75         02/01/2024         11,635,000
  15,585,000  JEFFERSON LA SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.66         12/01/2022         15,585,000
   7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-              3.68         09/01/2033          7,845,000
  10,000,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA LASHIP LLC
              PROJECT (IDR, REGIONS BANK LOC)SS.+/-                                     3.62         09/01/2036         10,000,000
   4,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.60         12/01/2036          4,000,000
  13,500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC FOUNDATION
              PROJECT (COLLEGE & UNIVERSITY REVENUE)SS.+/-                              3.59         09/01/2034         13,500,000
  20,405,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES C2
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                      3.59         07/01/2041         20,405,000
   6,310,000  LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE SERIES
              7038 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)SS.+/-                 3.69         07/01/2024          6,310,000
   5,290,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4198 (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.86         06/01/2027          5,290,000

                                                                                                                       109,570,000
                                                                                                                   ---------------
MAINE: 0.21%
   4,595,000  MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE & UNIVERSITY
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.60         01/01/2030          4,595,000
   4,180,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.67         07/01/2012          4,180,000
   1,915,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.60         08/01/2024          1,915,000

                                                                                                                        10,690,000
                                                                                                                   ---------------
MARYLAND: 0.54%
  21,325,000  MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATION CONSTELLATION
              ENERGY SERIES B (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                  3.57         12/01/2025         21,325,000
   2,825,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
              WACHOVIA BANK LOC)SS.+/-                                                  3.66         03/01/2032          2,825,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MARYLAND (continued)
$  3,740,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
              LOC)SS.+/-                                                                3.62%        04/01/2030    $     3,740,000

                                                                                                                        27,890,000
                                                                                                                   ---------------
MASSACHUSETTS: 1.17%
  20,805,000  BOSTON MA WATER & SEWER SERIES A                                          3.70         12/13/2007         20,805,000
   6,700,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
              BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)SS.+/-                                                           3.61         06/01/2036          6,700,000
   4,500,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
              CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)SS.+/-                        3.64         10/15/2011          4,500,000
   6,500,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON
              SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-     3.60         11/01/2037          6,500,000
  21,750,000  MASSACHUSETTS STATE SPECIAL OBLIGATION (TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.70         01/01/2030         21,750,000

                                                                                                                        60,255,000
                                                                                                                   ---------------
MICHIGAN: 3.97%
  14,015,000  DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.67         05/01/2022         14,015,000
  27,935,000  DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                            3.72         01/01/2011         27,935,000
   9,375,000  DETROIT MI CITY SCHOOL DISTRICT CLASS A (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.70         05/01/2033          9,375,000
   4,430,000  DETROIT MI SEWER DISPOSAL (OTHER REVENUE, FGIC INSURED)SS.+/-             3.69         07/01/2036          4,430,000
  10,770,000  EASTERN MICHIGAN UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.65         06/01/2036         10,770,000
     800,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD GENERAL
              HOSPITAL SERIES B (HCFR, MBIA INSURED)SS.+/-                              3.67         02/15/2016            800,000
  12,155,000  FOREST HILLS MI PUBLIC SCHOOLS (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.66         05/01/2027         12,155,000
   8,200,000  FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH CAPITAL
              SERVICES LOC)SS.+/-                                                       3.72         05/01/2017          8,200,000
  20,000,000  GRAND VALLEY MI STATE UNIVERSITY SERIES B (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.62         12/01/2033         20,000,000
  10,290,000  JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE MEMORIAL
              HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                                3.62         06/01/2032         10,290,000
   4,760,000  MICHIGAN HEFA (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
              LOC)SS.+/-                                                                3.61         04/01/2032          4,760,000
  26,550,000  MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                        4.50         08/20/2008         26,699,572
   5,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)SS.+/-         3.61         01/01/2034          5,000,000
  14,735,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH CREDIT
              (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                                    3.69         11/01/2040         14,735,000
  11,000,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND RAPIDS ART
              MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, LASALLE NATIONAL
              BANK NA LOC)SS.+/-                                                        3.60         05/01/2041         11,000,000
  11,325,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA PLACE
              RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK LOC)SS.+/-          3.60         09/01/2022         11,325,000
   7,250,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA NILES
              MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL BANK NA LOC)SS.+/-           3.61         09/01/2040          7,250,000
   6,240,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
              OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.60         08/01/2020          6,240,000

                                                                                                                       204,979,572
                                                                                                                   ---------------
MINNESOTA: 5.16%
   9,000,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                              3.60         11/15/2033          9,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$  3,074,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
              LOC)SS.+/-                                                                3.67%        09/01/2029    $     3,074,000
   1,985,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR, FIRSTAR
              BANK NA LOC)SS.+/-                                                        3.67         12/01/2014          1,985,000
   3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)SS.+/-       3.60         07/15/2030          3,495,000
   7,125,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
              INSURED)SS.+/-                                                            3.60         01/01/2035          7,125,000
   1,850,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
              INSURED)SS.+/-                                                            3.60         05/01/2027          1,850,000
   3,160,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
              CENTER PROJECT (HCFR, US BANK NA LOC)SS.+/-                               3.67         06/01/2019          3,160,000
   9,050,000  EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)SS.+/-                             3.77         12/01/2029          9,050,000
   1,950,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A (MINNESOTA
              STATE) (PROPERTY TAX REVENUE)SS.+/-                                       3.67         10/01/2019          1,950,000
     800,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
              INSURED)SS.+/-                                                            3.60         02/15/2031            800,000
  12,455,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                     3.60         12/01/2029         12,455,000
     405,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 1275 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               3.70         02/01/2014            405,000
   7,375,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               3.66         02/01/2021          7,375,000
  11,085,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                              3.60         05/15/2035         11,085,000
   7,010,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL
              BANK NA LOC)SS.+/-                                                        3.67         05/01/2027          7,010,000
     510,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
              LOC)SS.+/-                                                                3.60         03/01/2029            510,000
   8,705,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
              (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                            3.65         10/01/2031          8,705,000
   6,045,000  MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM
              SERIES B1 (OTHER REVENUE, MBIA INSURED)SS.+/-                             3.65         11/15/2034          6,045,000
  10,855,000  MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM
              SERIES B2 (OTHER REVENUE, MBIA INSURED)SS.+/-                             3.65         11/15/2034         10,855,000
   2,090,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES
              B (HCFR, AMBAC INSURED)SS.+/-                                             3.69         11/15/2029          2,090,000
   4,700,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
              GOVERNMENTS, US BANK NA LOC)SS.+/-                                        3.67         08/01/2036          4,700,000
   3,380,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
              REVENUE, US BANK NA LOC)SS.+/-                                            3.67         10/01/2021          3,380,000
     880,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES 2003-B06
              (PCR LOC)SS.+/-                                                           3.67         03/01/2021            880,000
   4,875,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
              SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-              3.62         12/01/2034          4,875,000
   4,095,000  MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
              CHASE BANK LOC)SS.+/-                                                     3.66         06/01/2014          4,095,000
   8,110,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60         10/01/2021          8,110,000
   4,915,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60         04/01/2025          4,915,000
   9,315,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60         04/01/2027          9,315,000
   1,400,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
              BANK OF NEW YORK LOC)SS.+/-                                               3.60         10/01/2032          1,400,000
   3,820,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-                       3.60         05/15/2034          3,820,000
   2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
              INSURED)SS.+/-                                                            3.60         11/15/2031          2,665,000
   6,120,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
              FHLMC)SS.+/-                                                              3.60         11/01/2035          6,120,000
   5,250,000  PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)SS.+/-           3.60         05/15/2036          5,250,000
   2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                              3.60         09/15/2031          2,865,000
   7,005,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER
              REVENUE)SS.+/-                                                            3.67         03/01/2027          7,005,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$ 13,950,000  ROCHESTER MN HEALTH CARE SERIES 92 C                                      3.65%        12/13/2007    $    13,950,000
     900,000  ROCHESTER MN SERIES 177 (HCFR LOC)SS.+/-                                  3.68         11/15/2027            900,000
     550,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
              LOC)SS.+/-                                                                3.67         10/01/2029            550,000
   3,795,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
              PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                        3.67         11/01/2022          3,795,000
   4,210,000  ROSEWELL NM ROSWELL LLC PROJECT SERIES A (COLLEGE AND UNIVERSITY
              REVENUE)SS.+/-                                                            3.61         07/01/2036          4,210,000
   6,830,000  SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
              LOC)SS.+/-                                                                3.86         01/01/2030          6,830,000
   5,195,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
              SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.67         08/01/2013          5,195,000
   2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)SS.+/-            3.60         05/15/2032          2,000,000
     500,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.61         10/01/2025            500,000
   8,390,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-              3.60         10/01/2035          8,390,000
     765,000  ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.86         02/01/2019            765,000
   2,810,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A (WATER
              REVENUE LOC)SS.+/-                                                        3.60         12/01/2012          2,810,000
   4,220,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.67         05/01/2022          4,220,000
   5,680,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.62         10/01/2025          5,680,000
   3,635,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                   3.67         03/01/2021          3,635,000
   1,435,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                   3.67         03/01/2012          1,435,000
   1,675,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                   3.60         03/01/2022          1,675,000
   1,905,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          3.60         12/01/2025          1,905,000
   2,500,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
              INSURED)SS.+/-                                                            3.60         02/01/2034          2,500,000
   1,705,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL FACILITIES
              REVENUE, BANK OF NEW YORK LOC)SS.+/-                                      3.62         04/01/2036          1,705,000
   7,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
              INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)SS.+/-                     3.65         02/01/2015          7,160,000
   7,920,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
              IRISH BANK PLC LOC)SS.+/-                                                 3.62         05/01/2025          7,920,000
   1,360,000  WEST ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #197 SERIES 602
              (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     3.67         02/01/2012          1,360,000

                                                                                                                       266,509,000
                                                                                                                   ---------------
MISSISSIPPI: 1.10%
  19,800,000  MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION PROJECT
              (IDR, WACHOVIA BANK LOC)SS.+/-                                            3.62         04/01/2028         19,800,000
  11,875,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION DESOTO COUNTY
              (OTHER REVENUE, AMBAC INSURED)SS.+/-                                      3.61         11/01/2022         11,875,000
   8,220,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION PT 1494 (SEWER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.75         08/01/2010          8,220,000
  16,830,000  MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
              PEDIATRIC & RESEARCH FACILITIES PROJECT (HCFR, AMBAC INSURED)SS.+/-       3.62         06/01/2034         16,830,000

                                                                                                                        56,725,000
                                                                                                                   ---------------
MISSOURI: 2.21%
  13,065,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE & UNIVERSITY
              REVENUE, ABN AMRO BANK NV LOC)SS.+/-                                      3.65         01/15/2015         13,065,000
   4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              INSURED)SS.+/-                                                            3.61         08/01/2035          4,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MISSOURI (continued)
$    465,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
              THIRD BANK LOC)SS.+/-                                                     3.65%        01/01/2030    $       465,000
  12,000,000  KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR, AMBAC
              INSURED)SS.+/-                                                            3.61         04/01/2040         12,000,000
  10,950,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              (OTHER REVENUE LOC)SS.+/-                                                 3.62         04/01/2027         10,950,000
   7,800,000  KANSAS CITY MO MUNICIPAL ASSISTANCE CORPORATION SERIES A (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.59         04/15/2034          7,800,000
     665,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
              UTILITIES (LEASE REVENUE, US BANK NA LOC)SS.+/-                           3.62         06/01/2033            665,000
  13,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN
              PROJECT SERIES A (OTHER REVENUE)SS.+/-                                    3.62         06/01/2037         13,000,000
   4,400,000  MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE,
              US BANK NA LOC)SS.+/-                                                     3.67         11/15/2022          4,400,000
   1,475,000  MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
              LOC)SS.+/-                                                                3.67         08/01/2034          1,475,000
   9,995,000  MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
              LOC)SS.+/-                                                                3.67         08/01/2037          9,995,000
   2,200,000  MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HCFR, US
              BANK NA LOC)SS.+/-                                                        3.62         08/01/2031          2,200,000
   3,365,000  MISSOURI STATE HEFA DEACONESS LONG TERM CARE SERIES B (HCFR,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.62         05/15/2030          3,365,000
  12,065,000  MISSOURI STATE HEFA DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.67         08/15/2024         12,065,000
   6,575,000  MISSOURI STATE HEFA ROCKHURST UNIVERSITY (COLLEGE & UNIVERSITY
              REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                    3.62         11/01/2032          6,575,000
   4,730,000  MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT (HCFR,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.67         10/01/2033          4,730,000
   6,050,000  MISSOURI STATE HEFA ST. FRANCIS MEDICAL CENTER SERIES A
              (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-             3.62         06/01/2026          6,050,000
     145,000  MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE
              & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-                       3.65         10/01/2009            145,000
   1,000,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
              (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                      3.64         06/15/2024          1,000,000

                                                                                                                       114,245,000
                                                                                                                   ---------------
NEBRASKA: 0.38%
  14,560,000  NEBRASKA PUBLIC POWER GENERATION AGENCY SERIES 1826 (ELECTRIC
              REVENUE, AMBAC INSURED)SS.+/-                                             3.68         01/01/2041         14,560,000
   5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.85         02/01/2015          5,100,000

                                                                                                                        19,660,000
                                                                                                                   ---------------
NEVADA: 1.69%
  14,560,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
              FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-       3.59         01/01/2037         14,560,000
  17,375,000  LAS VEGAS NV CONVENTION & VISITORS AUTHORITY (SPORTS FACILITIES
              REVENUE, AMBAC INSURED)SS.+/-                                             3.75         07/01/2018         17,375,000
  34,000,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
              YORK LOC)SS.+/-                                                           3.59         10/01/2035         34,000,000
   6,635,000  RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.86         07/01/2025          6,635,000
  10,730,000  TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.66         07/01/2014         10,730,000
   4,055,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.69         06/01/2020          4,055,000

                                                                                                                        87,355,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
NEW HAMPSHIRE: 0.86%
$ 12,210,000  NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.60%        09/01/2036    $    12,210,000
   6,880,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.60         01/01/2037          6,880,000
  13,000,000  NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.62         10/01/2036         13,000,000
   3,800,000  NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.64         01/01/2030          3,800,000
   8,500,000  NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
              SCOTIA)SS.+/-                                                             3.60         02/01/2036          8,500,000

                                                                                                                        44,390,000
                                                                                                                   ---------------
NEW JERSEY: 1.18%
  25,000,000  NEW JERSEY STATE TRAN (OTHER REVENUE)                                     4.50         06/24/2008         25,151,268
  35,770,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036 (TRANSPORTATION
              REVENUE, AMBAC INSURED)SS.+/-                                             3.63         01/01/2025         35,770,000

                                                                                                                        60,921,268
                                                                                                                   ---------------
NEW MEXICO: 1.11%
   2,625,000  NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435 (SALES
              TAX REVENUE, MBIA INSURED)SS.+/-                                          3.66         12/15/2011          2,625,000
  54,500,000  NEW MEXICO STATE TRAN (PROPERTY TAX REVENUE)                              4.50         06/30/2008         54,734,874

                                                                                                                        57,359,874
                                                                                                                   ---------------
NEW YORK: 3.03%
  11,540,000  NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                    3.69         04/01/2025         11,540,000
  43,500,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.68         07/15/2031         43,500,000
   5,095,000  NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)SS.+/-                       3.69         03/01/2046          5,095,000
  32,105,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF AMERICA
              NA LOC)SS.+/-                                                             3.56         08/01/2034         32,105,000
  58,475,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
              IMPROVEMENT SERIES F-2A (HCFR, FIRST SECURITY BANK LOC)SS.+/-             3.53         02/15/2021         58,475,000
   5,770,000  NEW YORK STATE DORMITORY AUTHORITY PT 3594 (HCFR, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.82         08/15/2015          5,770,000

                                                                                                                       156,485,000
                                                                                                                   ---------------
NORTH CAROLINA: 1.36%
   9,015,000  HENDERSON COUNTY NC COP PT 2751 (LEASE REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.77         05/01/2024          9,015,000
   5,500,000  MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)SS.+/-                       3.59         02/01/2025          5,500,000
   7,300,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
              PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                          3.66         09/01/2029          7,300,000
  15,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A (IDR, MBIA
              INSURED)SS.+/-                                                            3.59         01/01/2024         15,000,000
   7,040,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2 (ELECTRIC
              REVENUE, MBIA INSURED)SS.+/-                                              3.67         01/01/2022          7,040,000
   2,365,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
              (HCFR, WACHOVIA BANK LOC)SS.+/-                                           3.62         08/01/2024          2,365,000
   8,775,000  NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT (HCFR,
              WACHOVIA BANK LOC)SS.+/-                                                  3.60         10/01/2015          8,775,000
   1,000,000  NORTH CAROLINA MEDICAL CARE COMMUNITY UNIVERSITY OF EASTERN
              CAROLINA SERIES B (HCFR, AMBAC INSURED)SS.+/-                             3.59         12/01/2028          1,000,000
   7,265,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4186 (HCFR, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.86         11/01/2020          7,265,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
NORTH CAROLINA (continued)
$  7,150,000  WAKE COUNTY NC SERIES B (OTHER REVENUE, BANK OF AMERICA NA
              LOC)SS.+/-                                                                3.57%        03/01/2024    $     7,150,000

                                                                                                                        70,410,000
                                                                                                                   ---------------
OHIO: 2.05%
  13,855,000  CLEVELAND OH STATE UNIVERSITY GENERAL RECEIPT SERIES B (COLLEGE &
              UNIVERSITY REVENUE, FGIC INSURED)SS.+/-                                   3.60         06/01/2033         13,855,000
  37,000,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89TH GARAGE
              PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                    3.60         01/01/2037         37,000,000
   6,665,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
              REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                    3.61         03/01/2036          6,665,000
   6,522,000  HAMILTON OH AFFORDABLE HOUSING SERIES A (HOUSING REVENUE, BANK
              ONE CHICAGO NA LOC)SS.+/-                                                 3.65         01/01/2030          6,522,000
   1,500,000  MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B
              (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)SS.+/-                            3.62         12/01/2027          1,500,000
   1,700,000  MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B
              (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                    3.61         12/01/2028          1,700,000
  14,400,000  OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
              PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                    3.61         12/01/2037         14,400,000
   1,360,000  OHIO STATE HIGHER EDUCATION FACILITIES SERIES A (LEASE REVENUE,
              FIFTH THIRD BANK LOC)SS.+/-                                               3.60         09/01/2027          1,360,000
  15,200,000  OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.60         12/01/2026         15,200,000
     155,000  OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
              CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)SS.+/-                   3.62         05/15/2019            155,000
   5,000,000  SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT
              REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                      3.61         11/01/2036          5,000,000
   2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
              SCOTIABANK LOC)SS.+/-                                                     3.80         09/01/2015          2,810,000

                                                                                                                       106,167,000
                                                                                                                   ---------------
OKLAHOMA: 0.56%
     400,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
              COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV
              LOC)SS.+/-                                                                3.67         02/01/2012            400,000
   3,830,000  OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
              PROJECTS SERIES D4 (LEASE REVENUE, CIFG INSURED)SS.+/-                    3.65         07/01/2034          3,830,000
   5,335,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.64         11/01/2018          5,335,000
  10,420,000  OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880 (ELECTRIC
              REVENUE, FGIC INSURED)SS.+/-                                              3.70         01/01/2015         10,420,000
   8,310,000  PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
              PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-             3.62         07/01/2032          8,310,000
     700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING
              REVENUE)SS.+/-                                                            3.85         10/01/2032            700,000

                                                                                                                        28,995,000
                                                                                                                   ---------------
OREGON: 0.22%
   3,105,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
              SERVICES LOC)SS.+/-                                                       3.86         05/01/2010          3,105,000
   1,585,000  PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.67         10/01/2012          1,585,000
   6,620,000  YAMHILL COUNTY OR FRIENDSVIEW COMMUNITY (HOSPITAL REVENUE, US
              BANK NA LOC)SS.+/-                                                        3.62         12/01/2034          6,620,000

                                                                                                                        11,310,000
                                                                                                                   ---------------
OTHER: 0.80%
   9,695,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-5 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.65         08/15/2010          9,695,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
OTHER (continued)
$  9,765,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CERTIFICATES SERIES 2002
              (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)SS.+/-++            3.93%        02/01/2030    $     9,765,000
   3,999,755  EAGLE TAX EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO - STATES,
              TERRITORIES, FGIC INSURED)SS.+/-                                          3.70         02/01/2027          3,999,755
   4,100,000  EAGLE TAX EXEMPT TRUST CERTIFICATES 20024301 CLASS A (PROPERTY TAX
              REVENUE LOC, PSFG INSURED)SS.+/-                                          3.67         08/15/2020          4,100,000
   3,432,000  NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.72         04/01/2019          3,432,000
   4,850,000  RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.69         11/01/2031          4,850,000
   5,417,500  US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)SS.+/-++         3.67         01/01/2010          5,417,500

                                                                                                                        41,259,255
                                                                                                                   ---------------
PENNSYLVANIA: 4.28%
  16,005,000  ADAMS COUNTY PA IDA WELLSPAN PROPERTIES INCORPORATED (IDR,
              AMBAC INSURED)SS.+/-                                                      3.58         04/15/2022         16,005,000
  13,275,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR
              LIVING CORPORATION (HCFR, FNMA INSURED)SS.+/-                             3.60         07/15/2028         13,275,000
  27,035,000  BEAVER COUNTY PA IDA POLLUTION CONTROL FIRST ENERGY GENERATION
              (IDR, BARCLAYS BANK PLC LOC)SS.+/-                                        3.60         01/01/2035         27,035,000
   7,830,000  CORNWALL LEBANON PA SCHOOL DISTRICT PT 2765 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.82         02/15/2024          7,830,000
   4,800,000  DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.64         08/01/2029          4,800,000
   9,000,000  DAUPHIN COUNTY PA GENERAL AUTHORITIY (OTHER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.62         06/01/2026          9,000,000
  17,940,000  DAUPHIN COUNTY PA GENERAL AUTHORITY SUBSERIES H (OTHER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.62         06/01/2026         17,940,000
  18,675,000  EMMAUS PA GENERAL AUTHORITY (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.61         12/01/2028         18,675,000
   5,110,000  ERIE COUNTY PA CONVENTION CENTER AUTHORITY PT 2996 (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.82         01/15/2026          5,110,000
  10,320,000  LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX (OTHER
              REVENUE, WACHOVIA BANK LOC)SS.+/-                                         3.62         03/01/2047         10,320,000
   7,450,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-           3.61         07/01/2034          7,450,000
   4,170,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
              REVENUE LOC)SS.+/-                                                        3.63         11/01/2036          4,170,000
   8,720,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT HILL
              COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
              LOC)SS.+/-                                                                3.66         10/01/2036          8,720,000
  30,500,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT SERIES B
              (OTHER REVENUE, FGIC INSURED)SS.+/-                                       3.57         10/01/2030         30,500,000
   1,050,000  PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JPMORGAN
              CHASE BANK LOC)SS.+/-                                                     3.60         09/01/2034          1,050,000
  17,875,000  PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE, BANK
              OF AMERICA NA LOC)                                                        4.50         06/27/2008         17,951,283
  18,200,000  SOUTHCENTRAL PA GENERAL AUTHORITY WELLSPAN HEALTH OBLIGATION
              SERIES A (HCFR, AMBAC INSURED)SS.+/-                                      3.59         06/07/2023         18,200,000
   3,255,000  YORK PA GENERAL POOLED FINANCING SERIES 96 (OTHER REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.61         09/01/2026          3,255,000

                                                                                                                       221,286,283
                                                                                                                   ---------------
PUERTO RICO: 0.54%
   4,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                              3.67         07/01/2029          4,000,000
  23,775,000  PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)                      4.25         07/30/2008         23,904,853

                                                                                                                        27,904,853
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

RHODE ISLAND: 0.63%
$ 32,810,000  RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
              REVENUE HOSPITAL FINANCING CARE NEW ENGLAND SERIES A FLEET
              NATIONAL BANK LOC (HCFR LOC)SS.+/-                                        3.62%        09/01/2032    $    32,810,000
                                                                                                                   ---------------
SOUTH CAROLINA: 2.08%
  21,795,000  PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
              REVENUE, CIFG INSURED)SS.+/-                                              3.75         06/01/2036         21,795,000
  30,815,000  SCAGO SC EDUCATIONAL FACILITIES CORPORATION PICKENS SCHOOL
              DISTRICT (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   3.64         12/01/2025         30,815,000
  21,100,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (HOSPITAL
              REVENUE, WACHOVIA BANK LOC)SS.+/-                                         3.61         11/01/2031         21,100,000
   3,120,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
              JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE,
              WACHOVIA BANK LOC)SS.+/-                                                  3.66         12/01/2024          3,120,000
   8,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
              DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)SS.+/-              3.64         08/01/2029          8,500,000
  22,230,000  SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.75         04/01/2012         22,230,000

                                                                                                                       107,560,000
                                                                                                                   ---------------
SOUTH DAKOTA: 1.12%
  12,640,000  SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA INSURED)SS.+/-        3.66         05/15/2015         12,640,000
  16,500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY RAPID
              CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE, MBIA
              INSURED)SS.+/-                                                            3.65         09/01/2027         16,500,000
  16,480,000  SOUTH DAKOTA STATE HEFA AVERA HEALTH ISSUE (HCFR, MBIA
              INSURED)SS.+/-                                                            3.63         07/01/2025         16,480,000
   7,500,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
              (HCFR LOC)SS.+/-                                                          3.63         11/01/2019          7,500,000
   4,900,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA
              LOC)SS.+/-                                                                3.63         11/01/2034          4,900,000

                                                                                                                        58,020,000
                                                                                                                   ---------------
TENNESSEE: 1.01%
   9,995,000  ABN AMRO MUNITOPS CTFS TRUST 2003-8 (TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.64         03/15/2011          9,995,000
  11,350,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055 (OTHER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.66         04/01/2015         11,350,000
  19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
              FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-                               3.59         01/01/2034         19,985,000
   4,175,000  RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.67         10/01/2012          4,175,000
   6,630,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
              (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                                  3.66         10/01/2022          6,630,000

                                                                                                                        52,135,000
                                                                                                                   ---------------
TEXAS: 9.27%
  11,130,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.65         09/01/2014         11,130,000
   7,595,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.65         02/01/2014          7,595,000
   4,890,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.65         08/01/2013          4,890,000
   3,865,000  AUSTIN TX (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-               3.66         11/15/2017          3,865,000
   6,415,000  AUSTIN TX SERIES A63 (WATER & SEWER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.67         05/15/2022          6,415,000
   3,030,000  AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.66         11/15/2013          3,030,000
   5,500,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
              (HOUSING REVENUE, FHLMC INSURED)SS.+/-                                    3.60         09/01/2036          5,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$ 13,300,000  BRAZOS TX HABOR INDUSTRIAL DEVELOPMENT CORPORATION AMERICAN RICE
              INCORPORATED PROJECT SERIES A (IDR, HOUSEHOLD SERVICES BANK
              CORPORATION LOC)SS.+/-                                                    3.60%        12/01/2025    $    13,300,000
  11,200,000  COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION CHRISTUS
              HEALTH SUBSERIES B3 (HCFR, AMBAC INSURED)SS.+/-                           3.59         07/01/2041         11,200,000
   6,100,000  DALLAS TX AREA RAPID TRANSIT (OTHER REVENUE, AMBAC INSURED)SS.+/-         3.65         12/01/2026          6,100,000
   5,865,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
              LOC)SS.+/-                                                                3.66         02/15/2011          5,865,000
   4,015,000  DEUTSCHE BANK SPEARS LIFERS TRUST 253 (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.65         08/15/2022          4,015,000
   5,090,000  GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE
              SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-              3.63         02/15/2032          5,090,000
   7,835,000  GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              3.86         08/15/2023          7,835,000
   8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HCFR,
              MBIA INSURED)SS.+/-                                                       3.77         07/01/2015          8,995,000
   4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HCFR,
              MBIA INSURED)SS.+/-                                                       3.86         07/01/2024          4,430,000
  25,320,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION METHODIST
              HOSPITAL SYSTEM SERIES A (OTHER REVENUE)SS.+/-                            3.56         12/01/2032         25,320,000
   8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES
              357 (HCFR, MBIA INSURED)SS.+/-                                            3.68         07/01/2029          8,982,500
   1,825,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO SERIES
              C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-                         3.65         11/15/2030          1,825,000
   2,075,000  HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
              CHASE BANK LOC)SS.+/-                                                     3.67         10/01/2012          2,075,000
  15,260,000  HOUSTON TX (UTILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-             3.66         11/15/2036         15,260,000
   5,470,000  HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.71         12/01/2030          5,470,000
   8,075,000  HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING
              REVENUE, FHLMC INSURED)SS.+/-                                             3.67         05/01/2033          8,075,000
   4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.68         02/15/2026          4,245,000
   3,770,000  HOUSTON TX SERIES SG 120 (WATER & SEWER REVENUE)SS.+/-                    3.86         12/01/2023          3,770,000
  12,600,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
              GENERALE LOC)SS.+/-                                                       3.64         11/15/2029         12,600,000
  10,000,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.77         12/01/2023         10,000,000
   2,230,000  IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)SS.+/-                 3.67         02/15/2012          2,230,000
   5,050,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618 (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.67         02/01/2010          5,050,000
   3,250,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.66         11/15/2009          3,250,000
  11,840,000  LUBBOCK TX (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                 3.66         02/15/2027         11,840,000
   3,300,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE, REGIONS
              BANK LOC)SS.+/-                                                           3.62         08/01/2018          3,300,000
   5,505,000  MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.80         02/15/2024          5,505,000
  18,300,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
              COMPANY PROJECT (IDR, UBC AG LOC)SS.+/-                                   3.59         12/01/2009         18,300,000
   6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION (HFFA
              REVENUE, MBIA INSURED)SS.+/-                                              3.86         02/15/2022          6,010,000
  11,360,000  NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2014 (OTHER
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.66         08/01/2015         11,360,000
   9,000,000  NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.66         08/01/2015          9,000,000
   1,495,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
              (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                         3.60         11/01/2026          1,495,000
  12,365,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              DEXIA INSURED)SS.+/-                                                      3.60         08/01/2037         12,365,000
   5,345,000  SAN ANTONIO TX SERIES A (WATER REVENUE, FGIC INSURED)SS.+/-               3.69         05/15/2022          5,345,000
   1,490,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-               3.58         05/15/2033          1,490,000
   9,675,000  SPRING TX INDEPENDENT SCHOOL DISTRICT SERIES 2041 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.66         02/15/2015          9,675,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$  3,895,000  TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
              UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                        3.66%        07/01/2012    $     3,895,000
   5,080,000  TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA
              LOC)SS.+/-                                                                3.67         04/01/2030          5,080,000
 112,000,000  TEXAS STATE TRAN (OTHER REVENUE)                                          4.50         08/28/2008        112,636,464
  15,500,000  TEXAS STATE TURNPIKE AUTHORITY CLASS A (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.66         08/15/2042         15,500,000
   6,785,000  TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, MBIA
              INSURED)SS.+/-                                                            3.66         08/15/2021          6,785,000
   5,000,000  TEXAS WATER DEVELOPMENT BOARD SERIES A (WATER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.65         07/15/2019          5,000,000
   5,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES 4
              (HCFR, AMBAC INSURED)SS.+/-                                               3.66         11/15/2024          5,195,000
   2,565,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411 (COLLEGE &
              UNIVERSITY REVENUE)SS.+/-                                                 3.66         01/01/2012          2,565,000
   9,740,000  WACO TX SERIES 2040 (OTHER REVENUE, FGIC INSURED)SS.+/-                   3.66         02/01/2015          9,740,000

                                                                                                                       479,488,964
                                                                                                                   ---------------
UTAH: 0.19%
   9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-                      3.60         12/01/2034          9,675,000
                                                                                                                   ---------------
VIRGINIA: 0.62%
   7,775,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
              WACHOVIA BANK LOC)SS.+/-                                                  3.62         06/01/2035          7,775,000
   2,155,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569 (JAIL
              FACILITIES REVENUE, MBIA INSURED)SS.+/-                                   3.67         07/01/2012          2,155,000
  10,430,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
              INSURED)SS.+/-                                                            3.59         11/15/2032         10,430,000
   2,255,000  LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER REVENUE
              (WATER REVENUE LOC)SS.+/-                                                 3.66         01/01/2024          2,255,000
   8,220,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                              3.64         04/01/2021          8,220,000
   1,255,000  ROANOKE VA IDA CARILION HEALTH SYSTEM SERIES C2 (HCFR, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.60         07/01/2027          1,255,000

                                                                                                                        32,090,000
                                                                                                                   ---------------
WASHINGTON: 4.19%
  15,420,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 KING COUNTY WA
              SCHOOL DISTRICT #001 SETTLE SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.65         12/01/2009         15,420,000
   5,146,500  ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.67         01/01/2010          5,146,500
   5,700,000  ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.67         07/01/2012          5,700,000
   2,180,000  EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA LOC)SS.+/-       3.64         12/01/2021          2,180,000
   6,305,000  GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
              INSURED)SS.+/-                                                            3.66         12/01/2012          6,305,000
  15,055,000  GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO (ELECTRIC
              REVENUE, MBIA INSURED)SS.+/-                                              3.66         01/01/2043         15,055,000
  43,845,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)SS.+/-                                                      3.59         07/01/2035         43,845,000
   5,905,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.86         12/01/2018          5,905,000
   8,905,000  KING COUNTY WA SERIES B (SEWER REVENUE, MBIA INSURED)SS.+/-               3.58         01/01/2036          8,905,000
   6,300,000  KING COUNTY WA SERIES E (SEWER REVENUE, FGIC INSURED)SS.+/-               3.67         01/01/2035          6,300,000
  12,530,000  SEATTLE WA CLASS A (WATER REVENUE, MBIA INSURED)SS.+/-                    3.67         09/01/2033         12,530,000
   4,925,000  SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.66         08/01/2012          4,925,000
   8,830,000  WASHINGTON BROADWAY OFFICE PROPERTIES (LEASE REVENUE, MBIA
              INSURED)SS.+/-                                                            3.77         06/01/2010          8,830,000
   6,975,000  WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.66         01/01/2026          6,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (continued)
$ 15,000,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY HIGHLINGE MEDICAL
              CENTER (HCFR, BANK OF AMERICA NA LOC)SS.+/-                               3.59%        08/15/2034    $    15,000,000
  13,650,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY MULTICARE HEALTH
              SYSTEM SERIES D (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.66         08/15/2041         13,650,000
  11,880,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF PUGET
              SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
              LOC)SS.+/-                                                                3.61         10/01/2036         11,880,000
   5,775,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
              MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
              CORPORATION LOC)SS.+/-                                                    3.67         06/01/2032          5,775,000
  15,695,000  WASHINGTON STATE HOUSING FINANCE COMMISSION ST. THOMAS SCHOOL
              PROJECT SERIES A (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
              LOC)SS.+/-                                                                3.59         07/01/2036         15,695,000
   2,165,000  WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.67         07/01/2012          2,165,000
   4,360,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.67         07/01/2024          4,360,000

                                                                                                                       216,546,500
                                                                                                                   ---------------
WISCONSIN: 2.80%
   3,690,000  MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
              PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK
              LOC)SS.+/-                                                                3.64         07/01/2023          3,690,000
  11,000,000  WISCONSIN STATE (OTHER REVENUE)                                           4.50         06/16/2008         11,043,183
   2,400,000  WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.67         11/01/2017          2,400,000
  27,805,000  WISCONSIN STATE HEFA BELOIT COLLEGE PROJECT (OTHER REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                                  3.65         06/01/2037         27,805,000
   8,000,000  WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK
              NA LOC)SS.+/-                                                             3.67         10/01/2031          8,000,000
  17,100,000  WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A (OTHER
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                   3.65         05/01/2037         17,100,000
   6,200,000  WISCONSIN STATE HEFA FRANCISCAN SISTERS SERIES B (HCFR, MARSHALL &
              ISLEY BANK LOC)SS.+/-                                                     3.62         09/01/2033          6,200,000
   1,000,000  WISCONSIN STATE HEFA GUNDERSON LUTHERAN SERIES A (HEALTHCARE
              FACILITIES REVENUE, FGIC INSURED)SS.+/-                                   3.68         05/01/2020          1,000,000
  11,390,000  WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED (HFFA
              REVENUE, US BANK NA LOC)SS.+/-                                            3.60         05/01/2024         11,390,000
   1,100,000  WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE, US BANK NA LOC)SS.+/-                                            3.67         06/01/2033          1,100,000
  11,200,000  WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR,
              MARSHALL & ISLEY BANK LOC)SS.+/-                                          3.67         08/15/2034         11,200,000
  19,775,000  WISCONSIN STATE HEFA REEDSBURG AREA MEDICAL CENTER INCORPORATED
              (OTHER REVENUE, FIFTH THIRD BANK LOC)SS.+/-                               3.67         06/01/2036         19,775,000
   3,155,000  WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR, FIRSTAR
              BANK NA LOC)SS.+/-                                                        3.67         10/01/2030          3,155,000
  13,600,000  WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA
              LOC)SS.+/-                                                                3.66         08/15/2030         13,600,000
   7,475,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC INSURED)
              SS.+/-                                                                    3.66         11/01/2012          7,475,000

                                                                                                                       144,933,183
                                                                                                                   ---------------
WYOMING: 0.71%
  36,825,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
              BARCLAYS BANK PLC LOC)SS.+/-                                              3.61         07/01/2015         36,825,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $4,880,179,553)                                                                  4,880,179,553
                                                                                                                   ---------------
COMMERCIAL PAPER: 8.24%
   9,550,000  BURKE COUNTY POLLUTION CONTROL                                            3.35         02/07/2008          9,550,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 37,210,000  CITY OF CHICAGO                                                           3.55%        12/06/2007    $    37,210,000
  30,830,000  CITY OF HOUSTON TX                                                        3.57         12/03/2007         30,830,000
  19,000,000  CITY OF HOUSTON TX                                                        3.58         12/03/2007         19,000,000
  16,250,000  CITY OF HOUSTON TX                                                        3.33         02/27/2008         16,250,000
  27,250,000  DISTRICT OF COLUMBIA                                                      3.37         01/15/2008         27,250,000
  19,100,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 3.33         02/07/2008         19,100,000
   4,528,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 3.35         02/12/2008          4,528,000
   6,988,000  JOHNS HOPKINS UNIVERSITY                                                  3.35         02/12/2008          6,988,000
  21,400,000  MASSACHUSETTS HEFA                                                        3.35         02/07/2008         21,400,000
  28,650,000  MASSACHUSETTS HEFA                                                        3.35         02/12/2008         28,650,000
  16,000,000  PALM BEACH COUNTY SCHOOL DISTRICT                                         3.77         01/17/2008         16,000,000
  12,300,000  PALM BEACH COUNTY SCHOOL DISTRICT                                         3.70         02/13/2008         12,300,000
  10,600,000  ROCHESTER MN HEALTH CARE                                                  3.57         12/11/2007         10,600,000
  43,700,000  ROCHESTER MN HEALTH CARE                                                  3.65         12/13/2007         43,700,000
  18,500,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                      3.65         12/13/2007         18,500,000
  15,270,000  SAN ANTONIO ELECTRIC & GAS                                                3.54         01/09/2008         15,270,000
  34,350,000  SAN ANTONIO ELECTRIC & GAS                                                3.54         01/17/2008         34,350,000
  23,900,000  UNIVERSITY OF TEXAS PERMANENT                                             3.37         01/15/2008         23,900,000
  23,900,000  UNIVERSITY OF TEXAS PERMANENT                                             3.34         01/16/2008         23,900,000
   6,825,000   UNIVERSITY OF TEXAS SYSTEM                                               3.53         01/10/2008          6,825,000

TOTAL COMMERCIAL PAPER (COST $426,101,000)                                                                             426,101,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,306,280,553)*                                            102.64%                                          $ 5,306,280,553

OTHER ASSETS AND LIABILITIES, NET                                  (2.64)                                             (136,451,233)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 5,169,829,320
                                                                  ------                                           ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%

%     SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 1.81%
$ 70,000,000  ARKLE MASTER ISSUER PLC SERIES 2007 CLASS 1A+/-++                         4.67%        05/17/2008    $    70,000,000
   7,238,291  CARMAX AUTO OWNER TRUST                                                   5.33         06/16/2008          7,238,291
  65,000,000  GRANITE MASTER ISSUER PLC+/-SS.                                           4.67         12/17/2049         65,000,000
   4,551,354  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008          4,551,354
  10,735,102  USAA AUTO OWNER TRUST                                                     5.34         07/11/2008         10,735,102
  20,529,948  WACHOVIA AUTO OWNER TRUST                                                 5.34         07/18/2008         20,529,948

TOTAL ASSET BACKED SECURITIES (COST $178,054,695)                                                                      178,054,695
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 6.75%
   5,000,000  BANK OF IRELAND (CONNECTICUT)                                             5.20         04/11/2008          5,000,000
  50,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                        5.37         11/10/2008         50,000,000
  45,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007         45,000,000
  65,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008         65,000,000
  44,000,000  NATIXIS+/-                                                                4.65         03/06/2008         44,000,000
  10,000,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.60         04/16/2008          9,996,357
 200,000,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.75         07/29/2008        199,929,088
  47,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008         46,996,093
  98,000,000  UNICREDITO ITALIANO (LONDON)                                              5.23         12/19/2007         98,000,000
 100,000,000  UNICREDITO ITALIANO (LONDON)                                              5.32         01/04/2008        100,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $663,921,538)                                                                      663,921,538
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.19%
  18,036,204  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     4.64         11/15/2038         18,036,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,036,204)                                                            18,036,204
                                                                                                                   ---------------
COMMERCIAL PAPER: 41.50%
  40,000,000  ALPINE SECURITIZATION++^                                                  4.80         12/07/2007         39,978,667
  31,300,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007         31,269,083
  31,500,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007         31,482,150
   1,000,000  AMSTEL FUNDING CORPORATION++^                                             5.20         12/10/2007            998,989
   4,750,000  ANZ NATIONAL INTERNATIONAL LIMITED++^                                     4.62         04/25/2008          4,662,220
  55,000,000  APRECO LLC++^                                                             4.85         01/15/2008         54,681,382
  24,000,000  AQUINAS FUNDING LLC++^                                                    5.23         01/04/2008         23,888,427
  12,000,000  ASPEN FUNDING CORPORATION++^                                              4.80         01/31/2008         11,905,600
  75,000,000  ASSCHER FINANCE CORPORATION++^                                            5.21         12/03/2007         75,000,000
  16,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              4.80         01/18/2008         15,901,867
  40,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008         39,820,544
  20,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/04/2007         19,995,183
 106,750,000  BANK OF IRELAND++^                                                        4.56         04/25/2008        104,802,880
  12,820,000  BANK OF IRELAND++^                                                        4.78         01/25/2008         12,729,783
  24,000,000  BARTON CAPITAL LLC++^                                                     4.70         12/06/2007         23,990,600
  44,000,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007         43,976,191
  23,500,000  BARTON CAPITAL LLC++^                                                     5.00         12/12/2007         23,470,625
  41,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       4.85         12/03/2007         41,000,000
 105,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.04         01/25/2008        104,220,900
   3,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/12/2007          2,996,250
   9,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/14/2007          8,986,250
  15,000,000  CIESCO LLC++^                                                             4.78         01/29/2008         14,886,475
  83,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.03         12/05/2007         82,976,806
  87,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.11         12/11/2007         86,901,207
  15,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.15         12/14/2007         14,976,396
 210,000,000  CRC FUNDING LLC++^                                                        4.87         02/06/2008        208,153,458
  62,000,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007         62,000,000
  27,000,000  CROWN POINT CAPITAL COMPANY+/-++                                          5.64         12/14/2007         26,999,759
  21,000,000  EBBETS FUNDING LLC++^                                                     5.00         12/05/2007         20,994,167
  21,000,000  EBBETS FUNDING LLC++^                                                     5.03         12/05/2007         20,994,132
  37,000,000  EBBETS FUNDING LLC++^                                                     5.12         12/12/2007         36,952,640
  43,000,000  EBBETS FUNDING LLC++^                                                     5.20         12/19/2007         42,900,622

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 31,000,000  EBBETS FUNDING LLC++^                                                     5.30%        12/26/2007    $    30,895,031
   7,000,000  EBBETS FUNDING LLC++^                                                     5.50         12/05/2007          6,997,861
  17,000,000  ELYSIAN FUNDING LLC++^                                                    5.30         12/07/2007         16,989,989
   4,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.00         12/03/2007          4,000,000
  19,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.15         12/10/2007         18,980,974
  75,700,000  FAIRWAY FINANCE CORPORATION++^                                            5.08         12/10/2007         75,625,225
  38,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007         37,987,523
  79,000,000  GALAXY FUNDING INCORPORATED++^                                            4.84         01/30/2008         78,383,975
  95,000,000  GALLEON CAPITAL LLC++^                                                    5.04         12/04/2007         94,986,700
 106,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007        105,879,261
  52,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  4.82         01/29/2008         51,603,153
 200,000,000  GOVCO LLC++^                                                              4.80         01/25/2008        198,586,667
   8,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008          7,855,502
   4,000,000  GRAMPIAN FUNDING LLC++^                                                   5.13         03/20/2008          3,938,440
  41,750,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/07/2008         41,537,307
  15,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.00         12/14/2007         14,977,083
  35,601,000  LIBERTY STREET FUNDING LLC++^                                             4.77         12/03/2007         35,601,000
  24,000,000  LIBERTY STREET FUNDING LLC++^                                             4.84         12/19/2007         23,948,373
  36,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007         35,994,950
  45,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/05/2007         44,983,978
  30,000,000  MANE FUNDING CORPORATION++^                                               4.70         12/06/2007         29,988,250
  16,500,000  MONUMENT GLOBAL FUNDING II+/-++                                           5.57         12/20/2007         16,500,000
  22,000,000  NEWPORT FUNDING CORPORATION++^                                            4.70         12/04/2007         21,997,128
 150,000,000  NORTH SEA FUNDING LLC++^                                                  4.90         12/06/2007        149,938,750
  54,300,000  OLD LINE FUNDING LLC++^                                                   4.85         01/25/2008         53,912,283
   9,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007          8,995,000
   9,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/13/2007          8,987,500
   3,000,000  OLD LINE FUNDING LLC++^                                                   5.08         12/07/2007          2,998,307
  90,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.30         01/11/2008         89,483,250
  80,000,000  PRUDENTIAL PLC++^                                                         5.00         01/24/2008         79,422,222
  80,000,000  PRUDENTIAL PLC++^                                                         5.00         02/11/2008         79,222,222
   6,000,000  RANGER FUNDING COMPANY LLC++^                                             4.73         01/29/2008          5,955,065
  75,649,000  RANGER FUNDING COMPANY LLC++^                                             4.81         01/14/2008         75,224,483
 155,000,000  RANGER FUNDING CORPORATION LLC++^                                         4.78         01/28/2008        153,847,489
   8,099,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/12/2007          8,088,775
   7,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/14/2007          6,989,199
     657,000  REGENCY MARKETS #1 LLC++^                                                 5.10         12/11/2007            656,255
  10,000,000  SCALDIS CAPITAL LLC++^                                                    4.83         02/06/2008          9,912,792
  50,000,000  SCALDIS CAPITAL LLC++^                                                    4.84         01/30/2008         49,610,111
  47,000,000  SCALDIS CAPITAL LLC++^                                                    5.21         01/14/2008         46,714,318
   9,000,000  SHEFFIELD RECEIVABLES++^                                                  4.75         01/16/2008          8,947,750
  25,000,000  SHEFFIELD RECEIVABLES++^                                                  4.82         01/17/2008         24,849,375
  38,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007         37,994,669
  25,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10         12/07/2007         24,985,834
  31,000,000  SIMBA FUNDING CORPORATION++^                                              4.70         12/07/2007         30,983,811
  85,000,000  SOLITAIRE FUNDING LLC++^                                                  4.85         01/30/2008         84,335,819
  76,250,000  SOLITAIRE FUNDING LLC++^                                                  5.15         01/15/2008         75,780,957
  45,000,000  SOLITAIRE FUNDING LLC++^                                                  5.23         01/10/2008         44,751,575
 160,000,000  STANFIELD VICTORIA FUNDING+/-++(k)                                        4.76         02/15/2008        159,993,673
  19,000,000  SURREY FUNDING CORPORATION++^                                             4.75         01/25/2008         18,867,132
 100,000,000  SURREY FUNDING CORPORATION++^                                             4.85         01/25/2008         99,285,972
  97,000,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/09/2008         96,484,580
   6,000,000  THAMES ASSET FINANCE CORPORATION++^                                       5.10         12/07/2007          5,996,589
  33,943,000  THAMES ASSET GLOBAL SECURITIES++^                                         4.78         12/03/2007         33,943,000
   4,000,000  THUNDER BAY FUNDING LLC++^                                                5.05         12/06/2007          3,998,317
   4,000,000  THUNDER BAY FUNDING LLC++^                                                5.10         12/07/2007          3,997,733
  10,000,000  TULIP FUNDING CORPORATION++^                                              4.75         12/05/2007          9,997,361
  51,000,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007         51,000,000
 100,000,000  WESTPAC SECURITIES NZ LIMITED++^                                          5.17         01/10/2008         99,454,278

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$  2,500,000  WINDMILL FUNDING CORPORATION++^                                           5.10%        12/07/2007    $     2,498,583

TOTAL COMMERCIAL PAPER (COST $4,080,836,652)                                                                         4,080,836,652
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 1.07%
  57,300,000  ALLIED IRISH BANKS PLC+/-++                                               4.67         11/18/2008         57,300,000
  31,835,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008         31,866,504
  16,100,000  MORGAN STANLEY+/-                                                         4.75         09/15/2008         16,031,076

TOTAL CORPORATE BONDS & NOTES (COST $105,197,580)                                                                      105,197,580
                                                                                                                   ---------------
EXTENDABLE BONDS: 5.76%
  63,500,000  BANK OF IRELAND+/-++                                                      4.75         12/19/2008         63,500,000
  40,000,000  BASF FINANCE EUROPE NV+/-++                                               5.17         12/19/2008         40,000,000
  45,000,000  BNP PARIBAS SA+/-                                                         5.66         09/16/2008         45,000,000
  44,000,000  DNB NOR BANK ASA+/-++                                                     4.79         12/24/2008         44,000,000
  88,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008         88,000,000
 100,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008        100,000,000
   5,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                              4.81         06/06/2008          5,000,000
  44,000,000  INTESA BANK (IRELAND) PLC+/-++                                            4.80         12/24/2008         44,000,000
  31,000,000  IRISH LIFE & PERMANENT PLC+/-++                                           4.80         12/19/2008         31,000,000
  27,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.83         12/17/2008         27,000,000
  60,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008         60,000,000
  15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                          4.72         07/03/2008         15,000,000
   4,000,000  PREMIUM ASSET TRUST+/-++                                                  4.71         12/12/2008          4,000,000

TOTAL EXTENDABLE BONDS (COST $566,500,000)                                                                             566,500,000
                                                                                                                   ---------------
MEDIUM TERM NOTES: 10.99%
  15,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    4.66         12/10/2007         15,000,000
  30,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      4.64         07/11/2008         30,000,000
  47,000,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.20         01/04/2008         46,999,227
 100,000,000  DANSKE BANK AS+/-++                                                       4.71         08/19/2008        100,000,000
  40,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   5.01         01/31/2008         40,004,954
  90,000,000  HBOS TREASURY SERVICES PLC+/-++                                           4.64         09/05/2008         90,000,000
  35,000,000  HUDSON-THAMES LLC+/-++                                                    5.22         07/07/2008         35,000,000
  50,000,000  JACKSON NATIONAL LIFE FUND                                                5.25         02/12/2008         50,037,174
 135,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                       5.31         02/20/2008        135,103,144
  55,000,000  K2 (USA) LLC+/-++                                                         4.88         08/08/2008         54,992,516
  50,000,000  MBIA GLOBAL FUNDING LLC+/-++                                              4.64         03/14/2008         49,999,959
  14,500,000  MBIA GLOBAL FUNDING LLC+/-++                                              4.73         01/11/2008         14,501,226
  12,000,000  MORGAN STANLEY+/-                                                         4.70         10/31/2008         12,000,000
  61,000,000  NORDEA BANK AB+/-++                                                       4.68         09/10/2008         61,000,000
  44,000,000  PYXIS MASTER TRUST SERIES 2007-1+/-++(I)                                  4.76         12/20/2007         44,000,000
  41,000,000  ROYAL BANK SCOTLAND GROUP PLC+/-++                                        5.80         09/18/2008         41,000,000
  32,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.16         03/25/2008         31,998,534
  20,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.17         01/18/2008         19,999,505
  70,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008         70,000,000
  45,000,000  TOTTA IRELAND PLC+/-++                                                    4.67         09/05/2008         45,000,000
  14,000,000  VETRA FINANCE INCORPORATED SERIES MTN+/-++                                5.67         12/06/2007         13,999,988
  65,000,000  ZELA FINANCE INCORPORATED+/-++                                            5.05         01/25/2008         64,999,056
  15,000,000  ZELA FINANCE INCORPORATED SERIES MTN+/-++                                 5.69         12/07/2007         14,999,982

TOTAL MEDIUM TERM NOTES (COST $1,117,014,267)                                                                        1,080,635,265
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.40%
  20,130,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
              AMERICA NA LOC)+/-SS.                                                     4.83         11/01/2028         20,130,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (continued)
$  19,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
               (HEFAR, AMBAC INSURED)+/-SS.                                             4.81%        12/01/2046    $    19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $39,130,000)                                                                        39,130,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 20.03%
  212,843,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $175,070,000)                                 4.62         12/03/2007        212,843,000
  175,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $212,924,945)                                 4.80         12/03/2007        175,000,000
1,020,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $1,020,393,550)                    4.63         12/03/2007      1,020,000,000
   32,500,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $32,512,783)                                  4.72         12/03/2007         32,500,000
  225,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $225,089,063)                                 4.75         12/03/2007        225,000,000
  280,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $280,110,600)                      4.74         12/03/2007        280,000,000
   24,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $24,009,200)                                  4.60         12/03/2007         24,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,969,343,000)                                                                    1,969,343,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 3.32%
   94,300,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                  4.75                 --         94,300,000
   37,079,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.(E)                             4.89                 --         37,079,000
  195,200,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                           4.76                 --        195,200,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $290,200,000)                                                                326,579,000
                                                                                                                   ---------------
TIME DEPOSITS: 8.45%
  256,000,000  CALYON (PARIS)                                                           4.68         12/03/2007        256,000,000
   88,000,000  DANSKE BANK (COPENHAGEN)                                                 4.75         12/03/2007         88,000,000
  186,000,000  DEUTSCHE BANK (GRAND CAYMAN)                                             4.69         12/03/2007        186,000,000
  136,000,000  DEXIA BANK (GRAND CAYMAN)                                                4.83         12/06/2007        136,000,000
   35,000,000  ING BANK (GRAND CAYMAN)                                                  4.77         12/03/2007         35,000,000
  130,000,000  SOCIETE GENERALE (GRAND CAYMAN)                                          4.69         12/03/2007        130,000,000

TOTAL TIME DEPOSITS (COST $831,000,000)                                                                                831,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $9,859,233,934)*                                            100.27%                                          $ 9,859,233,934

OTHER ASSETS AND LIABILITIES, NET                                  (0.27)                                              (26,314,484)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 9,832,919,450
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

(I)   ILLIQUID SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 0.75%

US TREASURY BILLS: 0.75%
$   50,000,000  US TREASURY BILL^                                                       3.56%        01/03/2008    $    49,792,688
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $49,792,688)                                                                         49,792,688
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 99.56%
   250,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $250,066,667)                                3.20         12/03/2007        250,000,000
   500,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,365,833)                                4.39         12/06/2007        500,000,000
    85,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $85,021,250)                                 3.00         12/03/2007         85,000,000
    85,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $85,026,563)                                 3.75         12/03/2007         85,000,000
   200,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $200,054,167)                                3.25         12/03/2007        200,000,000
   250,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $250,083,333)                                4.00         12/03/2007        250,000,000
 1,000,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,258,333)                   3.10         12/03/2007      1,000,000,000
   200,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $200,102,778)                     3.70         12/05/2007        200,000,000
    50,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $50,013,542)                      3.25         12/03/2007         50,000,000
 1,260,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,260,325,500)                              3.10         12/03/2007      1,260,000,000
    89,500,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $89,521,256)                                 2.85         12/03/2007         89,500,000
 1,000,000,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,266,667)                   3.20         12/03/2007      1,000,000,000
   300,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $300,075,000)                                3.00         12/03/2007        300,000,000
   500,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,129,167)                                3.10         12/03/2007        500,000,000
   110,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $110,027,958)                                3.05         12/03/2007        110,000,000
   750,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $750,256,250)                                4.10         12/03/2007        750,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,629,500,000)                                                                    6,629,500,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,679,292,688)*                                             100.31%                                         $ 6,679,292,688

OTHER ASSETS AND LIABILITIES, NET                                   (0.31)                                             (20,520,426)
                                                                   ------                                          ---------------

TOTAL NET ASSETS                                                   100.00%                                         $ 6,658,772,262
                                                                   ------                                          ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.28%
$    650,194  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56%        04/15/2008    $       650,194
   3,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.27         04/11/2008          3,000,000

TOTAL ASSET BACKED SECURITIES (COST $3,650,194)                                                                          3,650,194
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 3.52%
   1,000,000  BANK OF IRELAND (CONNECTICUT)                                             5.20         04/11/2008          1,000,000
   3,500,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                        5.37         11/10/2008          3,500,000
   6,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007          6,000,000
   9,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008          9,000,000
   6,000,000  NATIXIS+/-                                                                4.65         03/06/2008          6,000,000
   5,000,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.60         04/16/2008          4,998,179
   5,250,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008          5,249,564
  10,000,000  UNICREDITO ITALIANO (LONDON)                                              5.23         12/19/2007         10,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $45,747,743)                                                                        45,747,743
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.14%
   1,803,620  PARAGON MORTGAGES PLC+++/-                                                4.64         12/15/2007          1,803,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,803,620)                                                              1,803,620
                                                                                                                   ---------------
COMMERCIAL PAPER: 46.03%
   5,000,000  ALPINE SECURITIZATION++^                                                  4.80         12/07/2007          4,997,333
   4,900,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007          4,897,223
   4,900,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007          4,895,160
   5,000,000  AQUINAS FUNDING LLC++^                                                    5.02         02/19/2008          4,945,617
   1,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/04/2007            999,858
   2,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/05/2007          1,999,433
   5,000,000  ATOMIUM FUNDING LLC++^                                                    5.22         01/17/2008          4,967,375
   5,000,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007          4,997,294
   3,000,000  BARTON CAPITAL LLC++^                                                     5.00         12/12/2007          2,996,250
  10,000,000  BARTON CAPITAL LLC++^                                                     5.50         01/28/2008          9,914,444
  10,000,000  CAFCO LLC++^                                                              6.05         12/03/2007         10,000,000
  10,000,000  CAFCO LLC++^                                                              5.85         03/05/2008          9,848,875
   4,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       4.85         12/03/2007          4,000,000
   7,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.21         01/15/2008          6,956,439
  10,000,000  CHARIOT FUNDING LLC++^                                                    6.15         12/12/2007          9,984,625
   1,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/14/2007            998,472
   9,750,000  CIESCO LLC++^                                                             6.10         12/10/2007          9,738,435
  11,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.03         12/05/2007         10,996,926
  12,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.11         12/11/2007         11,986,373
   2,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.15         12/14/2007          1,996,853
   6,000,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007          6,000,000
  12,500,000  CRC FUNDING LLC++^                                                        4.87         02/06/2008         12,390,087
   3,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.64         12/14/2007          2,999,973
   2,000,000  EBBETS FUNDING LLC++^                                                     5.00         12/05/2007          1,999,444
   2,000,000  EBBETS FUNDING LLC++^                                                     5.03         12/05/2007          1,999,441
   1,000,000  EBBETS FUNDING LLC++^                                                     5.50         12/05/2007            999,694
   5,000,000  EBBETS FUNDING LLC++^                                                     5.12         12/12/2007          4,993,600
   5,000,000  EBBETS FUNDING LLC++^                                                     5.20         12/19/2007          4,988,444
   4,000,000  EBBETS FUNDING LLC++^                                                     5.30         12/26/2007          3,986,456
   2,500,000  ELYSIAN FUNDING LLC++^                                                    5.30         12/07/2007          2,498,528
  10,750,000  ELYSIAN FUNDING LLC++^                                                    5.60         01/25/2008         10,661,372
   3,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.15         12/10/2007          2,996,996
  10,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.25         01/07/2008          9,948,958
   7,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         01/18/2008          6,952,773
  11,900,000  FAIRWAY FINANCE CORPORATION++^                                            5.08         12/10/2007         11,888,245
  15,000,000  FALCON ASSET SECURITIZATION CORPORATION LLC++^                            5.32         01/25/2008         14,882,517
   5,000,000  FCAR OWNER TRUST I^                                                       5.20         12/17/2007          4,989,889
  15,000,000  FCAR OWNER TRUST I^                                                       5.22         12/19/2007         14,965,200
   5,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007          4,998,358

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 11,000,000  GALLEON CAPITAL LLC++^                                                    5.04%        12/04/2007    $    10,998,460
   7,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007          6,992,990
   7,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/12/2007          6,990,988
   3,750,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  5.10         12/17/2007          3,742,563
  10,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         02/11/2008          9,900,444
   1,000,000  GRAMPIAN FUNDING LLC++^                                                   5.13         03/20/2008            984,610
   2,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008          1,963,876
  20,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008         19,834,700
   5,080,000  IOWA STUDENT LOAN LIQUIDATION COMPANY^                                    5.50         01/10/2008          5,050,508
   6,000,000  IRISH LIFE & PERMANENT++^                                                 5.13         02/13/2008          5,938,440
   5,000,000  IRISH LIFE & PERMANENT++^                                                 5.07         02/14/2008          4,948,596
   2,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.00         12/14/2007          1,996,944
  20,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.40         01/29/2008         19,829,000
   7,000,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008          6,949,056
   4,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007          3,999,439
   5,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/05/2007          4,998,569
   2,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/07/2007          1,998,856
   5,000,000  LIBERTY STREET FUNDING LLC++^                                             5.23         12/12/2007          4,993,463
   5,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/17/2008          4,967,750
   5,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.01         02/01/2008          5,001,045
   2,000,000  NEWPORT FUNDING CORPORATION++^                                            4.91         02/12/2008          1,980,633
  10,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.35         02/21/2008          9,881,111
  10,000,000  NIEUW AMSTERDAM RECOVERY++^                                               5.18         01/07/2008          9,949,639
  11,000,000  OLD LINE FUNDING LLC++^                                                   5.05         12/03/2007         11,000,000
   1,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007            999,444
   1,100,000  OLD LINE FUNDING LLC++^                                                   5.00         12/13/2007          1,098,472
  10,000,000  OLD LINE FUNDING LLC++^                                                   5.35         02/26/2008          9,873,681
  15,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.30         12/10/2007         14,984,542
   5,000,000  PRUDENTIAL PLC++^                                                         5.12         01/17/2008          4,968,000
  10,000,000  RANGER FUNDING COMPANY LLC++^                                             4.90         02/14/2008          9,900,639
   1,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/12/2007            998,738
   1,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/14/2007            998,457
   4,000,000  SCALDIS CAPITAL LLC++^                                                    5.10         12/21/2007          3,989,800
  10,000,000  SCALDIS CAPITAL LLC++^                                                    4.95         02/15/2008          9,898,250
  10,000,000  SCALDIS CAPITAL LLC++^                                                    5.40         03/03/2008          9,863,500
   4,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007          3,999,439
   3,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10         12/07/2007          2,998,300
  10,000,000  SOLITAIRE FUNDING LLC++^                                                  6.20         12/05/2007          9,996,556
   6,000,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/09/2008          5,968,118
  10,000,000  SWEDBANK MORTGAGE AB^                                                     4.82         02/29/2008          9,882,178
  12,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                       4.95         01/23/2008         11,915,850
   5,000,000  TEMPO FINANCE CORPORATION++^                                              6.10         12/13/2007          4,991,528
   5,000,000  TEMPO FINANCE CORPORATION++^                                              5.21         01/11/2008          4,971,779
     500,000  THAMES ASSET FINANCE CORPORATION++^                                       5.10         12/07/2007            499,717
  10,000,000  THAMES ASSET FINANCE CORPORATION++^                                       5.15         12/07/2007          9,994,278
     500,000  THUNDER BAY FUNDING LLC++^                                                5.05         12/06/2007            499,790
     480,000  THUNDER BAY FUNDING LLC++^                                                5.10         12/07/2007            479,728
  15,000,000  THUNDER BAY FUNDING LLC++^                                                4.90         02/04/2008         14,871,375
   5,000,000  THUNDER BAY FUNDING LLC++^                                                5.30         02/21/2008          4,941,111
  10,000,000  VARIABLE FUNDING CAPITAL++^                                               4.87         02/07/2008          9,910,717
   5,000,000  VARIABLE FUNDING CAPITAL++^                                               4.90         02/14/2008          4,950,319
   5,000,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007          5,000,000
   3,000,000  VERSAILLES CDS LLC++^                                                     4.90         12/13/2007          2,995,917
   3,000,000  VERSAILLES CDS LLC++^                                                     5.10         12/19/2007          2,993,200
   6,000,000  WESTPAC SECURITIES NZ LIMITED++^                                          5.17         01/10/2008          5,967,257
     500,000  WINDMILL FUNDING CORPORATION++^                                           5.10         12/07/2007            499,717

TOTAL COMMERCIAL PAPER (COST $598,049,037)                                                                             598,049,037
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 0.79%
   5,500,000  ALLIED IRISH BANKS PLC+++/-                                               4.67        11/18/2008           5,500,000
   2,805,000  HSBC FINANCE CORPORATION                                                  5.84        02/15/2008           2,807,776

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES (continued)
$  1,940,000  MORGAN STANLEY+/-                                                         4.75%        09/15/2008    $     1,931,695

TOTAL CORPORATE BONDS & NOTES (COST $10,239,471)                                                                        10,239,471
                                                                                                                   ---------------
EXTENDABLE BONDS: 12.66%
  15,000,000  BANK OF IRELAND+++/-                                                      4.75         12/19/2008         15,000,000
   6,000,000  BASF FINANCE EUROPE NV+++/-                                               5.17         12/19/2008          6,000,000
   6,000,000  BES FINANCE LIMITED+++/-                                                  4.76         12/01/2008          6,000,000
   7,000,000  CAISSE NATIONALE+++/-                                                     4.85         12/09/2008          7,000,000
  11,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008         11,000,000
  15,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008         15,000,000
  15,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              4.81         06/06/2008         15,000,000
   4,000,000  INTESA BANK (IRELAND) PLC+++/-                                            4.80         12/24/2008          4,000,000
  15,000,000  IRISH LIFE & PERMANENT PLC+++/-                                           4.80         12/19/2008         15,000,000
   7,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.36         12/26/2008          7,000,000
   5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.83         12/17/2008          5,000,000
   7,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008          7,000,000
  15,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          4.72         07/03/2008         15,000,000
  15,000,000  NORTHERN ROCK PLC+++/-                                                    5.81         10/08/2008         15,000,000
  15,000,000  NORTHERN ROCK PLC+++/-                                                    4.75         10/31/2008         15,000,000
   6,500,000  PREMIUM ASSET TRUST+++/-                                                  4.71         12/12/2008          6,500,000

TOTAL EXTENDABLE BONDS (COST $164,500,000)                                                                             164,500,000
                                                                                                                   ---------------
MEDIUM TERM NOTES: 6.00%
   5,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      4.64         07/11/2008          5,000,000
   6,000,000  K2 (USA) LLC+++/-                                                         4.86         08/11/2008          5,999,176
   3,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.19         04/02/2008          2,999,711
  15,000,000  MORGAN STANLEY+/-                                                         4.70         10/31/2008         15,000,000
  15,000,000  NORDEA BANK AB+++/-                                                       4.68         09/10/2008         15,000,000
   5,000,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                        5.80         09/18/2008          5,000,000
   5,000,000  SEDNA FINANCE INCORPORATED+++/-                                           5.17         01/18/2008          4,999,876
   8,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008          8,000,000
   6,000,000  TOTTA IRELAND PLC+++/-                                                    4.67         09/05/2008          6,000,000
   2,400,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.67         12/06/2007          2,399,998
   5,000,000  ZELA FINANCE INCORPORATED+++/-                                            5.05         01/25/2008          4,999,927
   2,500,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.69         12/07/2007          2,499,997

TOTAL MEDIUM TERM NOTES (COST $83,405,685)                                                                              77,898,685
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.89%
   6,975,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
              AMERICA NA LOC)+/-SS.                                                     4.83         11/01/2028          6,975,000
   2,500,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                              4.81         12/01/2046          2,500,000
   2,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                     4.81         06/01/2045          1,999,979

TOTAL MUNICIPAL BONDS & NOTES (COST $11,474,979)                                                                        11,474,979
                                                                                                                   ---------------
PROMISSORY NOTES: 0.77%
  10,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-(I)                                  5.09         01/28/2008         10,000,000

TOTAL PROMISSORY NOTES (COST $10,000,000)                                                                               10,000,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 20.10%
  20,177,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $20,184,768)                                   4.62         12/03/2007         20,177,000
  28,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $28,011,130)                                   4.77         12/03/2007         28,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$ 53,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $53,020,891)                        4.73%        12/03/2007    $    53,000,000
  38,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $38,014,883)                                   4.70         12/03/2007         38,000,000
   3,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,001,180)                                    4.72         12/03/2007          3,000,000
  30,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE  $30,011,850)                                  4.74         12/03/2007         30,000,000
  58,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $58,022,378)                                   4.63         12/03/2007         58,000,000
  31,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $31,012,245)                        4.74         12/03/2007         31,000,000

TOTAL REPURCHASE AGREEMENTS (COST $261,177,000)                                                                        261,177,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 2.69%
  10,100,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                   4.75                 --         10,100,000
   4,007,000  BEAR STEARNS COMPANY INCORPORATED+/-SS.(E)                                4.89                 --          4,007,000
  20,800,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                            4.76                 --         20,800,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST  $29,400,000)                                                                 34,907,000
                                                                                                                   ---------------
TIME DEPOSITS: 6.39%
  35,000,000  CALYON (PARIS)                                                            4.68         12/03/2007         35,000,000
  25,000,000  DANSKE BANK (COPENHAGEN)                                                  4.75         12/03/2007         25,000,000
  19,000,000  DEXIA BANK (GRAND CAYMAN)                                                 4.83         12/06/2007         19,000,000
   4,000,000  ING BANK (GRAND CAYMAN)                                                   4.77         12/03/2007          4,000,000

TOTAL TIME DEPOSITS (COST $83,000,000)                                                                                  83,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,302,447,729)*                                              100.25%                                        $ 1,302,447,729

OTHER ASSETS AND LIABILITIES, NET                                    (0.25)                                             (3,254,837)
                                                                    ------                                         ---------------
TOTAL NET ASSETS                                                    100.00%                                        $ 1,299,192,892
                                                                    ------                                         ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER: 7.94%
$  3,315,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                    3.30%        01/10/2008    $     3,315,000
   5,000,000  EAST BAY MUNICIPAL UTILITY DISTRICT                                       3.50         12/06/2007          5,000,000
   4,500,000  GOLDEN GATE BRIDGE                                                        3.27         01/16/2008          4,500,000
   3,800,000  GOLDEN GATE BRIDGE SERIES A                                               3.57         12/13/2007          3,800,000
   2,810,000  IMPERIAL IRRIGATION DISTRICT                                              3.40         02/07/2008          2,810,000
   2,130,000  IMPERIAL IRRIGATION DISTRICT SERIES A                                     3.72         02/14/2008          2,130,000
   3,115,000  LOS ANGELES METRO TRANSPORTATION                                          3.35         02/06/2008          3,115,000
   4,000,000  SACRAMENTO MUNICIPAL UTILITY                                              3.27         01/16/2008          4,000,000
   2,073,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                  3.42         01/10/2008          2,073,000
   1,850,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                  3.45         12/06/2007          1,850,000
   2,850,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                 3.40         01/17/2008          2,850,000
   4,350,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.70         02/14/2008          4,350,000
   1,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.74         02/14/2008          1,000,000
   1,050,000  TURLOCK IRRIGATION DISTRICT                                               3.40         02/13/2008          1,050,000
   3,750,000  UNIVERSITY OF CALIFORNIA                                                  3.30         02/07/2008          3,750,000
     800,000  UNIVERSITY OF CALIFORNIA                                                  3.30         02/12/2008            800,000
   5,260,000  UNIVERSITY OF CALIFORNIA                                                  3.42         01/10/2008          5,260,000

TOTAL COMMERCIAL PAPER (COST $51,653,000)                                                                               51,653,000
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 94.52%

CALIFORNIA: 88.91%
   4,570,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              CHARLESTON PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
              LOC)SS.+/-                                                                3.49         06/01/2037          4,570,000
   3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-                 3.59         07/15/2035          3,000,000
   3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA
              INSURED)SS.+/-                                                            3.59         09/15/2032          3,100,000
   2,175,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-                    3.61         03/15/2037          2,175,000
   3,215,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
              LASALLE NATIONAL BANK NA LOC)SS.+/-                                       3.49         06/01/2037          3,215,000
   2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
              CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA
              INSURED)SS.+/-                                                            3.60         05/15/2033          2,000,000
   2,680,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 PUTTABLE (PORT OAKLAND
              CA SERIES K) (OTHER REVENUE LOC, FGIC INSURED)SS.+/-++                    3.64         05/07/2008          2,680,000
   5,925,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-50 (SEWER REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.60         12/01/2012          5,925,000
   1,335,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.60         08/01/2013          1,335,000
   3,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE,
              MBIA INSURED)SS.+/-                                                       3.60         11/01/2027          3,000,000
   3,300,000  ALAMEDA COUNTY CA IDA CARAVAN TRADING COMPANY (IDR, COMERCIA
              BANK CA LOC)SS.+/-                                                        3.64         04/01/2014          3,300,000
   2,000,000  ANAHEIM CA HOUSING AUTHORITY COBBLESTON APARTMENTS SERIES B
              (MFHR, FNMA INSURED)SS.+/-                                                3.61         03/15/2033          2,000,000
   1,285,000  APPLE VALLEY CA USD SERIES 524 (PROPERTY TAX REVENUE LOC)SS.+/-           3.60         08/01/2012          1,285,000
   8,750,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
              PROJECT SERIES A (IDR LOC)SS.+/-                                          3.63         12/01/2028          8,750,000
   3,975,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.45         09/01/2025          3,975,000
     600,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.45         09/01/2025            600,000
     290,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
              CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                     3.65         10/01/2020            290,000
   4,225,000  CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO STATES,
              TERRITORIES)                                                              4.50         06/30/2008          4,245,109
   8,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
              UNIVERSITY (OTHER REVENUE)SS.+/-                                          3.50         11/01/2042          8,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  8,700,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
              REVENUE)SS.+/-                                                            3.60%        02/01/2038    $     8,700,000
     785,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
              HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
              COMERICA BANK CA LOC)SS.+/-                                               3.68         09/01/2024            785,000
   3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
              FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE,
              MELLON BANK NA LOC)SS.+/-                                                 3.56         09/01/2036          3,000,000
   1,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
              PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
              LOC)SS.+/-                                                                3.50         10/01/2025          1,000,000
     500,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                      3.45         11/01/2026            500,000
   1,220,000  CALIFORNIA PCFA SERIES B (IDR, FGIC INSURED)SS.+/-                        3.67         06/01/2020          1,220,000
   5,500,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
              REVENUE)                                                                  4.25         07/01/2008          5,519,256
   9,600,000  CALIFORNIA STATE (OTHER REVENUE)                                          4.00         06/30/2008          9,634,070
   3,700,000  CALIFORNIA STATE (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)SS.+/-                                                            3.64         10/01/2030          3,700,000
  10,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          3.46         05/01/2022         10,000,000
   2,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
              REVENUE, JPMORGAN LOC)SS.+/-                                              3.55         05/01/2022          2,000,000
   3,000,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
              BANK OF NEW YORK LOC)SS.+/-                                               3.47         05/01/2022          3,000,000
   8,480,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
              REVENUE)SS.+/-                                                            3.45         05/01/2011          8,480,000
   9,775,000  CALIFORNIA STATE DWR SERIES C7 (WATER REVENUE LOC, FSA
              INSURED)SS.+/-                                                            3.45         05/01/2022          9,775,000
   5,115,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.45         07/01/2023          5,115,000
   1,550,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.48         07/01/2023          1,550,000
   2,800,000  CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR, BANQUE
              NATIONALE PARIS LOC)SS.+/-                                                3.65         12/01/2026          2,800,000
   2,780,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
              (OTHER REVENUE LOC)SS.+/-                                                 3.47         06/01/2013          2,780,000
   1,095,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)SS.+/-                                                       3.68         11/01/2023          1,095,000
   5,265,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.60         12/01/2019          5,265,000
   7,495,000  CALIFORNIA STATE SERIES 1932 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.60         06/01/2015          7,495,000
   3,500,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
              BANK LOC)SS.+/-                                                           3.50         05/01/2040          3,500,000
   7,980,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
              AMERICA LOC)SS.+/-                                                        3.47         05/01/2040          7,980,000
     940,000  CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE NATIONALE
              PARIS LOC)SS.+/-                                                          3.45         05/01/2033            940,000
   5,500,000  CALIFORNIA STATE SERIES B3 (GO STATES, TERRITORIES LOC)SS.+/-             3.55         05/01/2033          5,500,000
   1,940,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.65         12/01/2029          1,940,000
   1,045,000  CALIFORNIA STATEWIDE CDA (HCFR, CITIBANK NA LOC)SS.+/-                    3.64         04/01/2031          1,045,000
   5,100,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
              INSURED)SS.+/-                                                            3.65         07/01/2027          5,100,000
   2,010,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.53         04/01/2039          2,010,000
   2,455,000  CALIFORNIA STATEWIDE CDA BIRCHCREST APARTMENTS SERIES S (MFHR, US
              BANK NA LOC)SS.+/-                                                        3.62         08/01/2032          2,455,000
   7,380,000  CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE, ALLIED
              IRISH BANK PLC LOC)SS.+/-                                                 3.47         10/01/2029          7,380,000
   5,450,000  CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS (MFHR,
              BANK OF AMERICA NA LOC)SS.+/-                                             3.61         12/15/2037          5,450,000
   1,195,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
              BANK NA LOC)SS.+/-                                                        3.62         11/01/2031          1,195,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                               3.47%        12/01/2036    $       720,000
   8,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                  3.73         01/20/2031          8,200,000
   6,900,000  CALIFORNIA STATEWIDE CDA MFHR CONCORD GREEN APARTMENTS SERIES S
              COLLATERALIZED BY FHLB (MFHR LOC)SS.+/-                                   3.55         06/01/2028          6,900,000
   1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
              (HOUSING REVENUE LOC)SS.+/-                                               3.70         12/01/2011          1,000,000
   4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES
              A COLLATERALIZED BY FHLB (MFHR LOC)SS.+/-                                 3.85         02/01/2028          4,660,000
   3,800,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
              LOC)SS.+/-                                                                3.61         04/15/2035          3,800,000
     830,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR,
              FNMA INSURED)SS.+/-                                                       3.61         11/15/2039            830,000
   3,605,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
              (MFHR, FNMA INSURED)SS.+/-                                                3.63         11/15/2035          3,605,000
   1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
              FNMA INSURED)SS.+/-                                                       3.61         10/15/2026          1,755,000
   1,230,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)SS.+/-             3.64         10/01/2041          1,230,000
   1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
              (MFHR LOC, FNMA INSURED)SS.+/-                                            3.46         11/15/2022          1,300,000
     460,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                         3.76         03/01/2011            460,000
   5,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST 287 (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.61         09/01/2037          5,695,000
   1,715,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.64         08/01/2036          1,715,000
   5,155,000  EL RANCHO CA USD SERIES 807T (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.60         08/01/2011          5,155,000
   4,680,000  ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                   3.64         09/01/2036          4,680,000
   3,120,000  HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
              INSURED)SS.+/-                                                            3.55         03/01/2028          3,120,000
     270,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER ILSE APARTMENTS SERIES
              A (MFHR, FNMA INSURED)SS.+/-                                              3.47         02/15/2031            270,000
   2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                              3.45         12/01/2026          2,000,000
     985,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-             3.63         05/15/2017            985,000
   1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
              FGIC INSURED)SS.+/-                                                       3.71         05/15/2020          1,580,000
   6,250,000  LOS ANGELES CA DEPARTMENT OF WATER & POWERSS.+/-                          3.64         07/01/2039          6,250,000
     850,000  LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES 2116
              (LEASE REVENUE, FGIC INSURED)SS.+/-                                       3.60         01/01/2015            850,000
   5,500,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
              BANK NA LOC)SS.+/-                                                        3.50         07/01/2035          5,500,000
   2,407,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-            3.65         06/01/2026          2,407,500
   2,385,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                         3.46         07/01/2035          2,385,000
   4,500,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)SS.+/-                                                         3.39         07/01/2035          4,500,000
   3,000,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                                4.50         06/30/2008          3,013,953
   8,425,000  LOS ANGELES CA USD%%                                                      4.00         12/29/2008          8,496,023
   1,500,000  LOS ANGELES CA USD (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.64         07/01/2032          1,500,000
   2,170,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-             3.67         07/01/2025          2,170,000
   5,095,000  LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.65         01/01/2028          5,095,000
   3,000,000  LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.60         06/01/2013          3,000,000
   9,115,000  LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.48         06/01/2028          9,115,000
  15,000,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF
              AMERICA LOC (POWER REVENUE LOC)SS.+/-                                     3.40         07/01/2034         15,000,000
  10,285,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
              APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                                  3.50         06/01/2010         10,285,000
   9,200,000  LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                         4.50         06/30/2008          9,244,639
   4,395,000  MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.53         01/01/2036          4,395,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  4,540,000  MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
              PROJECT (OTHER REVENUE, XLCA COMPANY INSURED)SS.+/-                       3.53%        10/01/2042    $     4,540,000
   4,500,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
              ALLOCATION REVENUE, AMBAC INSURED)SS.+/-                                  3.53         01/01/2031          4,500,000
   3,415,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
              C3 (WATER REVENUE LOC)SS.+/-                                              3.44         07/01/2030          3,415,000
   3,995,000  MORELAND CA SCHOOL DISTRICT SERIES 1758 (PROPERTY TAX REVENUE,
              AMBAC INSURED)SS.+/-                                                      3.62         02/01/2025          3,995,000
   2,890,000  MOUNT DIABLO CA USD SERIES 2112Z (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.60         01/01/2012          2,890,000
   2,550,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)SS.+/-             3.60         06/15/2012          2,550,000
   3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.45         11/15/2028          3,000,000
   4,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
              PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)SS.+/-         3.61         04/01/2024          4,900,000
   4,705,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
              POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)SS.+/-                         3.45         12/01/2022          4,705,000
   3,005,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
              REVENUE LOC)SS.+/-                                                        3.47         08/01/2030          3,005,000
   9,090,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
              TSB BANK PLC LOC)SS.+/-                                                   3.45         08/01/2042          9,090,000
     635,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            3.76         09/01/2026            635,000
   3,730,000  PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                     3.53         09/01/2035          3,730,000
   3,040,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
              REVENUE LOC, FGIC INSURED)SS.+/-                                          3.64         11/01/2021          3,040,000
   4,335,000  POWAY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.64         08/01/2030          4,335,000
   3,380,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-       3.70         02/01/2011          3,380,000
  10,325,000  PUTTABLE FLOATING OPTION TAX EXEMPT (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.68         05/15/2032         10,325,000
   1,470,000  PUTTABLE FLOATING OPTION TAX EXEMPT (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.76         08/01/2025          1,470,000
   3,525,000  RANCHO CALIFORNIA WATER DISTRICT SERIES B (FGIC, WATER REVENUE
              LOC)SS.+/-                                                                3.50         08/01/2031          3,525,000
     325,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITYSS.+/-                        3.58         08/01/2037            325,000
   7,105,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
              (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                             3.53         09/01/2014          7,105,000
   5,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS 2007-035
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     3.63         08/01/2031          5,000,000
   1,290,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
              INSURED)SS.+/-                                                            3.76         02/15/2011          1,290,000
   5,000,000  SACRAMENTO CA USD COP FSA INSURED (GO SCHOOL DISTRICTS LOC)SS.+/-         3.50         03/01/2031          5,000,000
   3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES
              I (HOUSING REVENUE LOC)SS.+/-                                             3.61         05/15/2034          3,000,000
   1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.45         07/15/2029          1,000,000
     860,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
              APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)SS.+/-                 3.66         05/01/2042            860,000
   4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
              SERIES D (MFHR, FNMA INSURED)SS.+/-                                       3.61         02/15/2031          4,000,000
   2,300,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
              PROJECT ISSUE A (MFHR, FHLMC INSURED)SS.+/-                               3.61         12/01/2022          2,300,000
     590,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER & SEWER
              REVENUE)SS.+/-                                                            3.64         12/01/2035            590,000
  12,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY (SEWER
              REVENUE, AMBAC INSURED)SS.+/-                                             3.64         12/01/2035         12,000,000
   1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
              FNMA INSURED)SS.+/-                                                       3.45         02/15/2027          1,500,000
   4,905,000  SAN DIEGO CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.64         08/01/2025          4,905,000
   1,600,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES
              B (PROPERTY TAX REVENUE)                                                  4.50         06/30/2008          1,607,794
   3,145,000  SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-                 3.67         11/01/2026          3,145,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  5,000,000  SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.76%        07/01/2011    $     5,000,000
   1,275,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                                3.68         07/01/2022          1,275,000
   5,175,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                     4.50         07/22/2008          5,201,531
   1,991,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
              MBIA INSURED)SS.+/-                                                       3.63         11/01/2010          1,991,000
   1,790,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
              CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE
              LOC)SS.+/-                                                                3.65         10/01/2022          1,790,000
     675,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.64         06/15/2021            675,000
   1,240,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-                3.64         02/01/2038          1,240,000
   1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                     3.55         08/01/2035          1,600,000
   2,500,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)SS.+/-          3.61         09/15/2032          2,500,000
   6,785,000  SAN LORENZO CA USD ALAMEDA COUNTY (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.67         08/01/2037          6,785,000
   3,605,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL
              REVENUE, AMBAC INSURED)SS.+/-                                             3.64         10/01/2031          3,605,000
     300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
              (MFHR LOC, FGIC INSURED)SS.+/-                                            3.53         11/15/2017            300,000
   1,875,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.68         08/01/2025          1,875,000
  14,500,000  SIMI VALLEY CA CDA ISSUE A (HOUSING REVENUE)SS.+/-                        3.50         05/01/2010         14,500,000
  15,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT SERIES
              A1 (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                                 3.46         07/01/2036         15,000,000
  10,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
              (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)SS.+/-                        3.46         07/01/2019         10,000,000
   1,800,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
              LOC)SS.+/-                                                                3.50         07/01/2033          1,800,000
     800,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HCFR, US BANK NA LOC)SS.+/-         3.50         12/01/2032            800,000
   3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
              REVENUE LOC)SS.+/-                                                        3.45         07/15/2029          3,200,000
   6,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
              REVENUE, EAST WEST BANK LOC)SS.+/-                                        3.46         08/01/2037          6,000,000
   6,150,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                             4.50         07/01/2008          6,180,433
   1,765,000  VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX INCREMENTAL
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.60         12/01/2019          1,765,000

                                                                                                                       578,461,308
                                                                                                                   ---------------
OTHER: 2.46%
     280,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL ROAD
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.64         07/01/2027            280,000
   6,665,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 3925 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                              3.68         12/01/2035          6,665,000
   4,500,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 3926 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                              3.68         12/01/2035          4,500,000
   4,570,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4329 (OTHER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.68         09/15/2028          4,570,000

                                                                                                                        16,015,000
                                                                                                                   ---------------
PUERTO RICO: 3.16%
   2,225,000  PUERTO RICO COMMONWEALTH (FIRST SECURITY BANK LOC)SS.+/-                  3.47         07/01/2031          2,225,000
   7,835,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                              3.67         07/01/2029          7,835,000
   1,345,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY (OTHER
              REVENUE, CITIBANK NA LOC)SS.+/-                                           3.69         10/01/2034          1,345,000
   3,495,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT SERIES A 5 (PROPERTY
              TAX REVENUE, FGIC INSURED)SS.+/-                                          3.57         07/01/2032          3,495,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO (continued)
$  5,595,000  PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)                      4.25%        07/30/2008    $     5,625,559

                                                                                                                        20,525,559
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $615,001,867)                                                                      615,001,867
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $666,654,867)*                                              102.46%                                          $   666,654,867

OTHER ASSETS AND LIABILITIES, NET                                  (2.46)                                              (16,008,914)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   650,645,953
                                                                  ------                                           ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%     SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.54%
$ 11,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.74%        04/11/2008    $    11,000,000
   1,950,580  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008          1,950,580
   7,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.27         04/11/2008          7,000,000

TOTAL ASSET BACKED SECURITIES (COST $19,950,580)                                                                        19,950,580
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.99%
  36,072,408  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     4.64         12/15/2007         36,072,408

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $36,072,408)                                                            36,072,408
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 3.89%
   5,000,000  BANK OF IRELAND (CONNECTICUT)                                             5.20         04/11/2008          5,000,000
  18,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007         18,000,000
  22,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008         22,000,000
  15,000,000  NATIXIS+/-                                                                4.65         03/06/2008         15,000,000
  38,500,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.60         04/16/2008         38,485,975
  14,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008         13,998,836
  30,000,000  UNICREDITO ITALIANO (LONDON)                                              5.23         12/19/2007         30,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $142,484,811)                                                                      142,484,811
                                                                                                                   ---------------
COMMERCIAL PAPER: 44.54%
  12,000,000  ALPINE SECURITIZATION++^                                                  4.80         12/07/2007         11,993,600
  13,500,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007         13,492,350
  13,400,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007         13,386,764
  22,500,000  AQUINAS FUNDING LLC++^                                                    5.02         02/19/2008         22,255,275
  22,500,000  ASPEN FUNDING CORPORATION++^                                              4.91         02/12/2008         22,282,119
  25,000,000  ATLANTIS ONE FUNDING++^                                                   5.10         01/17/2008         24,840,625
   1,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/04/2007            999,858
   5,000,000  ATOMIUM FUNDING LLC++^                                                    5.10         12/05/2007          4,998,583
  13,000,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007         12,992,966
   9,000,000  BARTON CAPITAL LLC++^                                                     5.00         12/12/2007          8,988,750
  22,500,000  BARTON CAPITAL LLC++^                                                     5.50         01/28/2008         22,307,500
   5,000,000  CAFCO LLC++^                                                              5.85         03/05/2008          4,924,438
  12,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       4.85         12/03/2007         12,000,000
  22,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.21         01/15/2008         21,863,093
  10,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.04         01/25/2008          9,925,800
   1,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/12/2007            998,750
   4,000,000  CHARIOT FUNDING LLC++^                                                    5.00         12/14/2007          3,993,889
  30,000,000  CIESCO LLC++^                                                             6.10         12/10/2007         29,964,417
  20,000,000  CIESCO LLC++^                                                             4.85         01/18/2008         19,876,056
  15,183,000  CITY OF CHICAGO                                                           5.12         12/13/2007         15,183,000
  31,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.03         12/05/2007         30,991,337
  31,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.11         12/11/2007         30,964,798
   6,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.15         12/14/2007          5,990,558
  17,500,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007         17,500,000
  22,500,000  CRC FUNDING LLC++^                                                        4.87         02/06/2008         22,302,156
   8,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.64         12/14/2007          7,999,929
   7,000,000  EBBETS FUNDING LLC++^                                                     5.00         12/05/2007          6,998,056
   7,000,000  EBBETS FUNDING LLC++^                                                     5.03         12/05/2007          6,998,044
   3,000,000  EBBETS FUNDING LLC++^                                                     5.50         12/05/2007          2,999,083
  15,000,000  EBBETS FUNDING LLC++^                                                     5.12         12/12/2007         14,980,800
  13,000,000  EBBETS FUNDING LLC++^                                                     5.20         12/19/2007         12,969,956
  11,400,000  EBBETS FUNDING LLC++^                                                     5.30         12/26/2007         11,361,398
   6,000,000  ELYSIAN FUNDING LLC++^                                                    5.30         12/07/2007          5,996,467
   1,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.00         12/03/2007          1,000,000
   7,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.15         12/10/2007          6,992,990
   5,277,000  ERASMUS CAPITAL CORPORATION++^                                            5.24         12/27/2007          5,258,566
  22,500,000  ERASMUS CAPITAL CORPORATION++^                                            5.25         01/07/2008         22,385,156
  22,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         01/18/2008         21,851,573
  32,400,000  FAIRWAY FINANCE CORPORATION++^                                            5.08         12/10/2007         32,367,996

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 23,000,000  FAIRWAY FINANCE CORPORATION++^                                            5.50%        01/24/2008    $    22,817,278
  22,500,000  FALCON ASSET SECURITIZATION CORPORATION LLC++^                            5.32         01/25/2008         22,323,775
  29,750,000  FCAR OWNER TRUST I^                                                       5.20         12/17/2007         29,689,839
  23,000,000  FCAR OWNER TRUST I^                                                       4.95         02/20/2008         22,750,163
  15,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007         14,995,075
  20,000,000  GALAXY FUNDING INCORPORATED++^                                            4.84         01/30/2008         19,844,044
  30,000,000  GALLEON CAPITAL LLC++^                                                    5.04         12/04/2007         29,995,800
  20,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007         19,979,972
  19,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/12/2007         18,975,538
  17,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  5.10         12/17/2007         16,966,283
  13,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  4.82         01/29/2008         12,900,788
  22,500,000  GRAMPIAN FUNDING LLC++^                                                   5.23         01/07/2008         22,385,594
  10,000,000  GRAMPIAN FUNDING LLC++^                                                   5.04         01/23/2008          9,928,600
   4,000,000  GRAMPIAN FUNDING LLC++^                                                   5.13         03/20/2008          3,938,440
   8,000,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008          7,855,502
  30,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008         29,752,050
  20,000,000  IRISH LIFE & PERMANENT++^                                                 5.07         02/14/2008         19,794,383
   6,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     5.00         12/14/2007          5,990,833
  12,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007         11,998,317
  12,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/05/2007         11,996,567
   4,000,000  LIBERTY STREET FUNDING LLC++^                                             5.15         12/07/2007          3,997,711
  29,750,000  LIBERTY STREET FUNDING LLC++^                                             5.23         12/12/2007         29,711,102
  23,000,000  LIBERTY STREET FUNDING LLC++^                                             4.97         02/13/2008         22,771,380
  12,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/17/2008         11,922,600
  13,000,000  NEWPORT FUNDING CORPORATION++^                                            4.91         02/12/2008         12,874,113
  10,723,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.03         01/23/2008         10,646,590
  30,000,000  NIEUW AMSTERDAM RECOVERY++^                                               5.18         01/07/2008         29,848,917
  20,000,000  NORTH SEA FUNDING LLC++^                                                  4.90         12/06/2007         19,991,833
  60,000,000  OLD LINE FUNDING LLC++^                                                   5.05         12/03/2007         60,000,000
   3,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007          2,998,333
   1,000,000  OLD LINE FUNDING LLC++^                                                   5.08         12/07/2007            999,436
   3,500,000  OLD LINE FUNDING LLC++^                                                   5.00         12/13/2007          3,495,139
  32,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.30         12/10/2007         31,967,022
  20,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.20         12/19/2007         19,953,778
  23,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.02         02/13/2008         22,769,080
  22,500,000  PRUDENTIAL PLC++^                                                         5.12         01/17/2008         22,356,000
  20,000,000  PRUDENTIAL PLC++^                                                         5.06         01/22/2008         19,859,444
  23,000,000  RANGER FUNDING CORPORATION LLC++^                                         4.78         01/28/2008         22,828,982
   1,000,000  REGENCY MARKETS #1 LLC++^                                                 5.03         12/11/2007            998,882
   3,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/12/2007          2,996,213
   3,000,000  REGENCY MARKETS #1 LLC++^                                                 5.05         12/14/2007          2,995,371
  10,000,000  REGENCY MARKETS #1 LLC++^                                                 5.15         01/15/2008          9,938,486
  15,000,000  REGENCY MARKETS #1 LLC++^                                                 5.18         01/15/2008         14,907,192
  10,000,000  SCALDIS CAPITAL LLC++^                                                    4.84         01/30/2008          9,922,022
  10,000,000  SCALDIS CAPITAL LLC++^                                                    4.83         02/06/2008          9,912,792
  12,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007         11,998,317
   9,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10         12/07/2007          8,994,900
  22,500,000  SOLITAIRE FUNDING LLC++^                                                  5.15         01/15/2008         22,361,594
  20,000,000  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    4.76         01/17/2008         19,999,511
  22,500,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/09/2008         22,380,444
  19,750,000  TEMPO FINANCE CORPORATION++^                                              6.10         12/13/2007         19,716,535
  20,000,000  TEMPO FINANCE CORPORATION++^                                              5.21         01/11/2008         19,887,117
   1,512,000  THAMES ASSET FINANCE CORPORATION++^                                       5.10         12/07/2007          1,511,143
  26,512,000  THAMES ASSET FINANCE CORPORATION++^                                       5.15         12/07/2007         26,496,829
  17,000,000  THAMES ASSET GLOBAL SECURITY++^                                           5.15         12/17/2007         16,965,953
   1,000,000  THUNDER BAY FUNDING LLC++^                                                5.05         12/06/2007            999,579
   1,000,000  THUNDER BAY FUNDING LLC++^                                                5.10         12/07/2007            999,433
  22,500,000  THUNDER BAY FUNDING LLC++^                                                4.90         02/04/2008         22,307,063
  20,000,000  TULIP FUNDING CORPORATION++^                                              5.21         12/20/2007         19,950,794
  22,500,000  VARIABLE FUNDING CAPITAL++^                                               4.90         02/14/2008         22,276,437
  15,000,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007         15,000,000
  14,000,000  VERSAILLES CDS LLC++^                                                     4.90         12/13/2007         13,980,944
  19,000,000  VERSAILLES CDS LLC++^                                                     5.10         12/19/2007         18,956,933

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 22,500,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++^                               5.17%        01/10/2008    $    22,377,213
   1,000,000  WINDMILL FUNDING CORPORATION++^                                           5.10         12/07/2007            999,433
  21,000,000  YORKTOWN CAPITAL LLC++^                                                   4.77         01/29/2008         20,841,398

TOTAL COMMERCIAL PAPER (COST $1,629,719,525)                                                                         1,629,719,525
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 0.81%
  13,700,000  ALLIED IRISH BANKS PLC+++/-                                               4.67         11/18/2008         13,700,000
   7,955,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008          7,962,872
   7,910,000  MORGAN STANLEY+/-                                                         4.75         09/15/2008          7,876,137

TOTAL CORPORATE BONDS & NOTES (COST $29,539,009)                                                                        29,539,009
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.78%
  12,820,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
              AMERICA NA LOC)+/-SS.                                                     4.83         11/01/2028         12,820,000
   6,400,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                              4.81         12/01/2046          6,400,000
   9,400,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                     4.81         06/01/2045          9,399,909

TOTAL MUNICIPAL BONDS & NOTES (COST $28,619,909)                                                                        28,619,909
                                                                                                                   ---------------
EXTENDABLE BONDS: 9.71%
  22,000,000  BANK OF IRELAND+++/-                                                      4.75         12/19/2008         22,000,000
  19,000,000  BES FINANCE LIMITED+++/-                                                  4.76         12/01/2008         19,000,000
  24,000,000  BNP PARIBAS SA+/-                                                         5.66         09/16/2008         24,000,000
  23,000,000  CAISSE NATIONALE+++/-                                                     4.85         12/09/2008         23,000,000
  20,000,000  COMMONWEALTH BANK (AUSTRIA)+++/-                                          4.81         12/23/2008         20,000,000
  31,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008         31,000,000
  22,500,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008         22,500,000
  30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              4.81         06/06/2008         30,000,000
  24,000,000  INTESA BANK (IRELAND) PLC+++/-                                            4.80         12/24/2008         24,000,000
  18,000,000  IRISH LIFE & PERMANENT PLC                                                4.80         12/19/2008         18,000,000
  10,000,000  IRISH LIFE & PERMANENT PLC                                                4.80         12/19/2008         10,000,000
  20,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.36         12/26/2008         20,000,000
  12,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.83         12/17/2008         12,000,000
  30,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008         30,000,000
  10,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          4.72         07/03/2008         10,000,000
  30,000,000  NORTHERN ROCK PLC+++/-                                                    5.81         10/08/2008         30,000,000
  10,000,000  NORTHERN ROCK PLC+++/-                                                    4.75         10/31/2008         10,000,000

TOTAL EXTENDABLE BONDS (COST $355,500,000)                                                                             355,500,000
                                                                                                                   ---------------
MEDIUM TERM NOTES: 5.81%
  15,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      4.64         07/11/2008         15,000,000
  15,000,000  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                              5.20         01/04/2008         14,999,753
  35,000,000  HBOS TREASURY SERVICES PLC+++/-                                           4.64         09/05/2008         35,000,000
   7,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.19         04/02/2008          6,999,327
  15,000,000  MBIA GLOBAL FUNDING LLC+++/-                                              5.31         11/18/2008         15,000,000
  10,000,000  MORGAN STANLEY+/-                                                         4.70         10/31/2008         10,000,000
  24,000,000  NORDEA BANK AB+++/-                                                       4.68         09/10/2008         24,000,000
  14,000,000  PYXIS MASTER TRUST SERIES 2007-1+++/-(I)                                  4.76         12/20/2007         14,000,000
  15,000,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                        5.80         09/18/2008         15,000,000
   8,500,000  SANTANDER US DEBT SA+++/-                                                 5.24         10/21/2008          8,492,926
  24,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008         24,000,000
  15,000,000  TOTTA IRELAND PLC+++/-                                                    4.67         09/05/2008         15,000,000
   7,000,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.67         12/06/2007          6,999,992

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$  8,000,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.69%        12/07/2007    $     7,999,991

TOTAL MEDIUM TERM NOTES (COST $225,810,989)                                                                            212,491,989
                                                                                                                   ---------------
PROMISSORY NOTES: 0.82%
  30,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-(I)                                  5.09         01/28/2008         30,000,000

TOTAL PROMISSORY NOTES (COST $30,000,000)                                                                               30,000,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 2.85%
  30,200,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                   4.75                 --         30,200,000
  11,819,000  BEAR STEARNS COMPANY INCORPORATED+/-SS.(E)                                4.89                 --         11,819,000
  62,400,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                            4.76                 --         62,400,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $104,419,000)                                                                104,419,000
                                                                                                                   ---------------
TIME DEPOSITS: 9.05%
  96,000,000  CALYON (PARIS)                                                            4.68         12/03/2007         96,000,000
  70,000,000  DANSKE BANK (COPENHAGEN)                                                  4.75         12/03/2007         70,000,000
  60,000,000  DEUTSCHE BANK (GRAND CAYMAN)                                              4.69         12/03/2007         60,000,000
  50,000,000  DEXIA BANK (GRAND CAYMAN)                                                 4.83         12/06/2007         50,000,000
  13,000,000  ING BANK (GRAND CAYMAN)                                                   4.77         12/03/2007         13,000,000
  42,000,000  SOCIETE GENERALE (GRAND CAYMAN)                                           4.69         12/03/2007         42,000,000

TOTAL TIME DEPOSITS (COST $331,000,000)                                                                                331,000,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 20.44%
  50,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $50,019,250)                                   4.62         12/03/2007         50,000,000
  75,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $75,029,813)                                   4.77         12/03/2007         75,000,000
  50,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $50,020,000)                                   4.80         12/03/2007         50,000,000
 104,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $104,040,993)                       4.73         12/03/2007        104,000,000
 119,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $119,046,608)                                  4.70         12/03/2007        119,000,000
   9,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $9,003,540)                                    4.72         12/03/2007          9,000,000
  83,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $83,032,785)                                   4.74         12/03/2007         83,000,000
 162,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $162,062,505)                                  4.63         12/03/2007        162,000,000
  85,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $85,033,575)                        4.74         12/03/2007         85,000,000
  10,900,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $10,904,178)                                   4.60         12/03/2007         10,900,000

TOTAL REPURCHASE AGREEMENTS (COST $747,900,000)                                                                        747,900,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,667,697,231)*                                            100.23%                                          $ 3,667,697,231

OTHER ASSETS AND LIABILITIES, NET                                  (0.23)                                               (8,475,168)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 3,659,222,063
                                                                  ------                                           ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

(I)   ILLIQUID SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER: 8.28%
$    450,000  BURKE COUNTY POLLUTION CONTROL                                            3.35%        02/07/2008    $       450,000
   1,914,000  CITY OF CHICAGO                                                           3.55         12/06/2007          1,914,000
   1,470,000  CITY OF HOUSTON TX                                                        3.57         12/03/2007          1,470,000
   1,000,000  CITY OF HOUSTON TX                                                        3.58         12/03/2007          1,000,000
     750,000  CITY OF HOUSTON TX                                                        3.33         02/27/2008            750,000
   1,250,000  DISTRICT OF COLUMBIA                                                      3.37         01/15/2008          1,250,000
     900,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 3.33         02/07/2008            900,000
     950,000  MASSACHUSETTS HEFA                                                        3.35         02/07/2008            950,000
   1,350,000  MASSACHUSETTS HEFA                                                        3.35         02/12/2008          1,350,000
   3,000,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                      3.65         12/13/2007          3,000,000
   3,000,000  ROCHESTER MN HEALTH CARE SERIES 92-B                                      3.65         12/13/2007          3,000,000
     730,000  SAN ANTONIO ELECTRIC & GAS                                                3.54         01/09/2008            730,000
   1,650,000  SAN ANTONIO ELECTRIC & GAS                                                3.54         01/17/2008          1,650,000
   1,100,000  UNIVERSITY OF TEXAS PERMANENT                                             3.37         01/15/2008          1,100,000
   1,100,000  UNIVERSITY OF TEXAS PERMANENT                                             3.34         01/16/2008          1,100,000
     325,000  UNIVERSITY OF TEXAS SYSTEM                                                3.53         01/10/2008            325,000

TOTAL COMMERCIAL PAPER (COST $20,939,000)                                                                               20,939,000
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 97.79%

ALABAMA: 3.00%
     585,000  COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                      3.62         05/01/2022            585,000
   2,405,000  JEFFERSON COUNTY AL SUBSERIES B5 (SEWER REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)SS.+/-                                          3.61         02/01/2042          2,405,000
   3,540,000  JEFFERSON COUNTY AL SUBSERIES B6 (SEWER REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)SS.+/-                                          3.57         02/01/2042          3,540,000
   1,050,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
              SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
              REVENUE, REGIONS BANK LOC)SS.+/-                                          3.60         09/01/2024          1,050,000

                                                                                                                         7,580,000
                                                                                                                   ---------------
ARIZONA: 0.26%
     670,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.60         04/15/2030            670,000
                                                                                                                   ---------------
CALIFORNIA: 0.75%
   1,800,000  CALIFORNIA STATE (OTHER REVENUE)                                          4.00         06/30/2008          1,806,389
     100,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
              (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                  3.60         01/01/2012            100,000

                                                                                                                         1,906,389
                                                                                                                   ---------------
COLORADO: 2.53%
   1,500,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-           3.65         11/01/2020          1,500,000
   2,995,000  DENVER CO CITY & COUNTY SERIES D37 (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.67         11/15/2032          2,995,000
   1,905,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-           3.65         01/01/2025          1,905,000

                                                                                                                         6,400,000
                                                                                                                   ---------------
DELAWARE: 1.25%
   3,175,000  DELAWARE TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
              MBIA INSURED)SS.+/-                                                       3.76         07/01/2025          3,175,000
                                                                                                                   ---------------
DISTRICT OF COLUMBIA: 0.57%
   1,435,000  DEUTSCHE BANK SPEARS LIFERS TRUST 255 (TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.65         10/01/2025          1,435,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FLORIDA: 13.09%
$ 10,100,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING CARE OAK
              HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)SS.+/-                     3.62%        10/01/2037    $    10,100,000
     100,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES
              A (HCFR, BNP PARIBAS LOC)SS.+/-                                           3.62         10/01/2032            100,000
     550,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A (OTHER
              REVENUE, FNMA INSURED)SS.+/-                                              3.60         04/15/2036            550,000
   2,000,000  FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                                   3.60         12/01/2013          2,000,000
   1,845,000  FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING REVENUE,
              MBIA INSURED)SS.+/-                                                       3.67         01/01/2016          1,845,000
     395,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HCFR,
              WACHOVIA BANK LOC)SS.+/-                                                  3.76         12/01/2014            395,000
   6,000,000  HIGHLANDS COUNTY FL ADVENTIST HEALTH SERIES B (OTHER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.58         11/15/2031          6,000,000
   2,820,000  NORTH BROWARD FL HOSPITAL DISTRICT (OTHER REVENUE, MBIA INSURED)
              SS.+/-                                                                    3.59         01/15/2027          2,820,000
   2,405,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK
              OF AMERICA NA LOC)SS.+/-                                                  3.61         05/01/2027          2,405,000
     620,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
              (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-                    3.64         03/01/2027            620,000
   1,165,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
              UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                 3.64         05/01/2025          1,165,000
   1,015,000  PALM BEACH COUNTY FL SCHOOL DISTRICT                                      3.77         01/16/2008          1,015,000
   2,600,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
              (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                                  3.63         10/01/2041          2,600,000
   1,500,000  SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION REVENUE
              (OTHER REVENUE LOC)SS.+/-                                                 3.66         07/01/2016          1,500,000

                                                                                                                        33,115,000
                                                                                                                   ---------------
GEORGIA: 1.19%
   3,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER
              CORPORATION SERIES A (IDR, FGIC INSURED)SS.+/-                            3.57         01/01/2019          3,000,000
                                                                                                                   ---------------
ILLINOIS: 6.91%
   2,860,000  CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US BANK NA LOC)SS.+/-        3.70         12/01/2023          2,860,000
   2,300,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)SS.+/-          3.64         01/01/2027          2,300,000
     300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
              (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                   3.63         10/01/2031            300,000
   2,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
              PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
              CORPORATION LOC)SS.+/-                                                    3.60         06/01/2035          2,000,000
   2,515,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
              PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-             3.63         03/01/2028          2,515,000
     500,000  ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA (OTHER
              REVENUE)SS.+/-                                                            3.63         11/01/2037            500,000
   1,700,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                            3.60         02/01/2035          1,700,000
   1,800,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.67         11/01/2012          1,800,000
   1,300,000  ILLINOIS STATE SERIES G (GO STATES, TERRITORIES)SS.+/-                    3.66         05/01/2012          1,300,000
   2,196,000  WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
              (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                       3.61         12/01/2025          2,196,000

                                                                                                                        17,471,000
                                                                                                                   ---------------
INDIANA: 4.59%
   3,314,000  CRAWFORDSVILLE INDUSTRIAL ECONOMIC DEVELOPMENT REVENUE AUTUMN
              WOODS APARTMENTS SERIES A (HOUSING REVENUE, FHLB INSURED)SS.+/-           3.64         01/01/2030          3,314,000
   2,500,000  DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
              CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.66         07/15/2019          2,500,000
     400,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
              REVENUE, MBIA INSURED)SS.+/-                                              3.67         07/15/2012            400,000
   3,140,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH
              THIRD BANK LOC)SS.+/-                                                     3.62         02/15/2036          3,140,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INDIANA (continued)
$  1,600,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST. MARY
              PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA NA
              LOC)SS.+/-                                                                3.63%        02/15/2026    $     1,600,000
     200,000  INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL
              INDIANA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)
              SS.+/-                                                                    3.60         12/01/2036            200,000
     470,000  INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY
              REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                      3.67         10/01/2030            470,000

                                                                                                                        11,624,000
                                                                                                                   ---------------
IOWA: 2.89%
   3,000,000  IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A (HCFR, MBIA
              INSURED)                                                                  5.13         07/01/2008          3,081,989
     435,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.67         03/01/2036            435,000
     400,000  IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                                3.62         06/01/2033            400,000
   1,285,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
              (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                  3.63         06/01/2039          1,285,000
     300,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
              LOC)SS.+/-                                                                3.67         05/01/2029            300,000
     255,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                  3.62         04/01/2033            255,000
   1,540,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B (EDUCATIONAL
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                              4.25         01/25/2008          1,541,446

                                                                                                                         7,298,435
                                                                                                                   ---------------
KENTUCKY:1.52%
   2,400,000  JEFFERSON COUNTY KY INDUSTRIAL DEVELOPMENT (INDUSTRIAL DEVELOPMENT
              REVENUE, UBS AG LOC)SS.+/-                                                3.66         08/01/2021          2,400,000
   1,450,000  KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)         4.50         06/26/2008          1,456,215

                                                                                                                         3,856,215
                                                                                                                   ---------------
LOUISIANA: 2.22%
   1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-              3.68         09/01/2033          1,110,000
   1,500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC FOUNDATION
              PROJECT (COLLEGE & UNIVERSITY REVENUE)SS.+/-                              3.59         09/01/2034          1,500,000
   3,000,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES C2
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                      3.59         07/01/2041          3,000,000

                                                                                                                         5,610,000
                                                                                                                   ---------------
MASSACHUSETTS: 0.59%
   1,000,000  BOSTON MA WATER & SEWER SERIES A                                          3.70         12/13/2007          1,000,000
     500,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
              BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)SS.+/-                                                           3.61         06/01/2036            500,000

                                                                                                                         1,500,000
                                                                                                                   ---------------
MICHIGAN: 6.99%
   1,345,000  DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                            3.72         01/01/2011          1,345,000
   3,000,000  DETROIT MI CITY SCHOOL DISTRICT CLASS A (PROPERTY TAX REVENUE,
              FGIC INSURED)SS.+/-                                                       3.70         05/01/2033          3,000,000
     860,000  JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE MEMORIAL
              HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                                3.62         06/01/2032            860,000
   3,800,000  MICHIGAN HEFA (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
              LOC)SS.+/-                                                                3.61         04/01/2032          3,800,000
   1,300,000  MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                        4.50         08/20/2008          1,307,324

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MICHIGAN (continued)
$  1,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)SS.+/-         3.61%        01/01/2034    $     1,000,000
   2,695,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH CREDIT
              (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                                    3.69         11/01/2040          2,695,000
   1,000,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND RAPIDS
              ART MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, LASALLE
              NATIONAL BANK NA LOC)SS.+/-                                               3.60         05/01/2041          1,000,000
   1,575,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
              PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK LOC)
              SS.+/-                                                                    3.60         09/01/2022          1,575,000
   1,100,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
              OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                          3.60         08/01/2020          1,100,000

                                                                                                                        17,682,324
                                                                                                                   ---------------
MINNESOTA: 10.62%
     100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)SS.+/-       3.60         07/15/2030            100,000
     200,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
              YORK LOC)SS.+/-                                                           3.62         11/01/2035            200,000
     625,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                     3.60         12/01/2029            625,000
     735,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.60         05/15/2035            735,000
  17,125,000  MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM
              SERIES B2 (OTHER REVENUE, MBIA INSURED)SS.+/-                             3.65         11/15/2034         17,125,000
   1,000,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
              PROGRAM CERTIFICATES (EDUCATIONAL FACILITIES REVENUE)                     4.50         08/28/2008          1,006,093
     310,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      3.60         04/01/2027            310,000
   1,445,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER
              REVENUE)SS.+/-                                                            3.67         03/01/2027          1,445,000
   5,000,000  ROSEWELL NM ROSWELL LLC PROJECT SERIES A (COLLEGE AND UNIVERSITY
              REVENUE)SS.+/-                                                            3.61         07/01/2036          5,000,000
     310,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          3.67         03/01/2012            310,000

                                                                                                                        26,856,093
                                                                                                                   ---------------
MISSISSIPPI: 0.24%
     610,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION DESOTO COUNTY
              (OTHER REVENUE, AMBAC INSURED)SS.+/-                                      3.61         11/01/2022            610,000
                                                                                                                   ---------------
MISSOURI: 4.43%
   1,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE & UNIVERSITY
              REVENUE, ABN AMRO BANK NV LOC)SS.+/-                                      3.65         01/15/2015          1,000,000
     810,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              INSURED)SS.+/-                                                            3.61         08/01/2035            810,000
   1,230,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
              THIRD BANK LOC)SS.+/-                                                     3.65         01/01/2030          1,230,000
   7,000,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              (OTHER REVENUE LOC)SS.+/-                                                 3.62         04/01/2027          7,000,000
   1,155,000  MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)                 4.75         09/01/2008          1,162,925

                                                                                                                        11,202,925
                                                                                                                   ---------------
NEVADA: 1.67%
     715,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
              FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-       3.59         01/01/2037            715,000
   1,705,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
              YORK LOC)SS.+/-                                                           3.59         10/01/2035          1,705,000
   1,570,000  TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.66         07/01/2014          1,570,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
NEVADA (continued)
$    230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                            3.69%        06/01/2020    $       230,000

                                                                                                                         4,220,000
                                                                                                                   ---------------
NEW HAMPSHIRE: 1.68%
   1,575,000  NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.60         09/01/2036          1,575,000
     620,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.60         01/01/2037            620,000
   2,050,000  NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.64         01/01/2030          2,050,000

                                                                                                                         4,245,000
                                                                                                                   ---------------
NEW JERSEY: 0.39%
     995,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036 (TRANSPORTATION
              REVENUE, AMBAC INSURED)SS.+/-                                             3.63         01/01/2025            995,000
                                                                                                                   ---------------
OHIO: 3.23%
   3,000,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89TH GARAGE
              PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                    3.60         01/01/2037          3,000,000
   2,335,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
              REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                    3.61         03/01/2036          2,335,000
   1,908,000  HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE, FHLB
              INSURED)SS.+/-                                                            3.65         01/01/2035          1,908,000
     930,000  OHIO STATE HIGHER EDUCATION FACILITIES SERIES A (LEASE REVENUE,
              FIFTH THIRD BANK LOC)SS.+/-                                               3.60         09/01/2027            930,000

                                                                                                                         8,173,000
                                                                                                                   ---------------
OKLAHOMA: 0.63%
   1,590,000  PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
              PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-             3.62         07/01/2032          1,590,000
                                                                                                                   ---------------
OREGON: 0.15%
     390,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
              SERVICES LOC)SS.+/-                                                       3.86         05/01/2010            390,000
                                                                                                                   ---------------
OTHER: 0.55%
     999,939  EAGLE TAX EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO STATES,
              TERRITORIES, FGIC INSURED)SS.+/-                                          3.70         02/01/2027            999,939
     400,000  RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE,
              FGIC INSURED)SS.+/-                                                       3.69         11/01/2031            400,000

                                                                                                                         1,399,939
                                                                                                                   ---------------
PENNSYLVANIA: 3.73%
   2,965,000  BEAVER COUNTY PA IDA POLLUTION CONTROL FIRST ENERGY GENERATION (IDR,
              BARCLAYS BANK PLC LOC)SS.+/-                                              3.60         01/01/2035          2,965,000
   3,060,000  DAUPHIN COUNTY PA GENERAL AUTHORITY (OTHER REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.62         06/01/2026          3,060,000
     450,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-           3.61         07/01/2034            450,000
     830,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
              REVENUE LOC)SS.+/-                                                        3.63         11/01/2036            830,000
   1,300,000  PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TRANSPORTATION
              REVENUE, AMBAC INSURED)SS.+/-                                             3.68         12/01/2022          1,300,000
     825,000  PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE, BANK
              OF AMERICA NA LOC)                                                        4.50         06/27/2008            828,521

                                                                                                                         9,433,521
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
PUERTO RICO: 0.49%
$  1,225,000  PUERTO RICO COMMONWEALTH TRAN (PROPERTY TAX REVENUE)                      4.25%        07/30/2008    $     1,231,691
                                                                                                                   ---------------
RHODE ISLAND: 1.58%
   4,000,000  RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
              REVENUE HOSPITAL FINANCING CARE NEW ENGLAND SERIES A FLEET
              NATIONAL BANK LOC (HCFR LOC)SS.+/-                                        3.62         09/01/2032          4,000,000
                                                                                                                   ---------------
SOUTH CAROLINA: 1.69%
   1,295,000  SOUTH CAROLINA STATE PUBLIC SERVICES AUTHORITY (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.66         01/01/2022          1,295,000
   2,990,000  SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.75         04/01/2012          2,990,000

                                                                                                                         4,285,000
                                                                                                                   ---------------
TENNESSEE: 1.83%
   1,900,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD (IDR, AMBAC
              INSURED)SS.+/-                                                            3.72         10/01/2027          1,900,000
   1,955,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN DISTRICT
              ENERGY (OTHER REVENUE, AMBAC INSURED)SS.+/-                               3.66         10/01/2022          1,955,000
     770,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
              (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                                  3.66         10/01/2022            770,000

                                                                                                                         4,625,000
                                                                                                                   ---------------
TEXAS: 13.04%
   1,800,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                          3.65         02/01/2014          1,800,000
   1,000,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
              (HOUSING REVENUE, FHLMC INSURED)SS.+/-                                    3.60         09/01/2036          1,000,000
   3,360,000  COMAL TX INDEPENDENT SCHOOL DISTRICT P FLOATS PT 3917 (TAX
              REVENUE, MERRILL LYNCH CAPITAL SERVICES LOC)SS.+/-                        3.75         02/01/2034          3,360,000
   4,680,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION METHODIST
              HOSPITAL SYSTEM SERIES A (OTHER REVENUE)SS.+/-                            3.56         12/01/2032          4,680,000
     725,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO SERIES
              C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-                         3.65         11/15/2030            725,000
   2,000,000  HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING
              REVENUE, FHLMC INSURED)SS.+/-                                             3.67         05/01/2033          2,000,000
   1,100,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
              GENERALE LOC)SS.+/-                                                       3.64         11/15/2029          1,100,000
   2,495,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.77         12/01/2023          2,495,000
   5,000,000  LUBBOCK TX (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                 3.66         02/15/2027          5,000,000
   1,105,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
              (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                         3.60         11/01/2026          1,105,000
   3,635,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              DEXIA INSURED)SS.+/-                                                      3.60         08/01/2037          3,635,000
   1,050,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-               3.58         05/15/2033          1,050,000
   5,000,000  TEXAS STATE TRAN (OTHER REVENUE)                                          4.50         08/28/2008          5,028,414

                                                                                                                        32,978,414
                                                                                                                   ---------------
VIRGINIA: 0.80%
   2,020,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
              INSURED)SS.+/-                                                            3.59         11/15/2032          2,020,000
                                                                                                                   ---------------
WASHINGTON: 0.26%
     420,000  EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA LOC)SS.+/-       3.64         12/01/2021            420,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
WASHINGTON (continued)
$    250,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)SS.+/-                                                      3.59%        07/01/2035    $       250,000

                                                                                                                           670,000
                                                                                                                   ---------------
WISCONSIN: 1.37%
   2,410,000  WISCONSIN STATE (PROPERTY TAX REVENUE, GO OF AUTHORITY)                   5.00         05/01/2008          2,421,975
   1,040,000  WISCONSIN STATE HEFAR HOSPICE CARE HOLDINGS INCORPORATED (HCFR
              LOC)SS.+/-                                                                3.60         05/01/2030          1,040,000

                                                                                                                         3,461,975
                                                                                                                   ---------------
WYOMING: 1.06%
   2,675,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
              BARCLAYS BANK PLC LOC)SS.+/-                                              3.61         07/01/2015          2,675,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $247,385,921)                                                                      247,385,921
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $268,324,921)*                                              106.07%                                          $   268,324,921

OTHER ASSETS AND LIABILITIES, NET                                  (6.07)                                              (15,361,341)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   252,963,580
                                                                  ------                                           ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

    The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

    The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
    The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

    For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

NQ NOTES

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

    The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

    The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
    The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

    For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. 1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and



         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  January 22, 2008

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt certify that:

2. 1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  January 22, 2008

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     Wells Fargo Funds Trust


                                     By:   /s/ Karla M. Rabusch

                                           Karla M. Rabusch
                                           President




Date:  January 22, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                     Wells Fargo Funds Trust



                                     By:   /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President



                                     By:   /s/ Stephen W. Leonhardt


                                           Stephen W. Leonhardt
                                           Treasurer


Date: January 22, 2008